1933 Act File No. 333-31137
                                                      1940 Act File No. 811-8281

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ----

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   2   .....................         X
                                 ------                           ----

                                                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   4   ....................................         X
                  ------                                          ----

                               GREAT PLAINS FUNDS

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           Victor R. Siclari, Esquire
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on APRIL 17, 1998 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies To:

Cameron S. Avery, Esquire
Bell, Boyd & Lloyd
3 First National Plaza
70 West Madison St.
Chicago, IL  60602

                              CROSS-REFERENCE SHEET

      This Registration Statement of the Great Plains Funds, which consists of five portfolios, (1) Great Plains Equity Fund; (2) Great Plains International Equity Fund;(3) Great Plains Premier Fund; (4) Great Plains Intermediate Bond Fund; and (5) Great Plains Tax-Free Bond Fund, relates only to Great Plains Equity Fund, Great Plains Premier Fund, Great Plains Intermediate Bond Fund and Great Plains Tax-Free Bond Fund , and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (RULE 404(C) CROSS REFERENCE)

Item 1.     COVER PAGE....................(1-5)Cover Page.
Item 2.     SYNOPSIS......................(1-5)Summary of Fund Expenses.
Item 3.     CONDENSED FINANCIAL
             INFORMATION..................(1,3-5) Financial Highlights;
                                          (1-5) Performance Information;
Item 4.     GENERAL DESCRIPTION OF
             REGISTRANT...................(1-5) Synopsis; (1-5) Fund Objective
                                          and Policies; (1-5) Portfolio
                                          Investments and Strategies.
Item 5.     MANAGEMENT OF THE FUND........(1-5) Great Plains Funds Information;
                                          (1-5) Management of the Trust; (1-5)
                                          Brokerage Transactions;
                                          (1-5) Distribution of Fund Shares;
                                          (1-5) Shareholder Servicing
                                          Arrangements; (1-5) Administrative
                                          Arrangements; (1-5) Administration of
                                          the Trust; (1-5) Administrative
                                          Services; (1-5) Expenses of the Funds;
                                          (1-5) Distribution Plan.
Item 6.     CAPITAL STOCK AND OTHER
             SECURITIES...................(1-5) Dividends and Capital Gains;
                                          (1-5) Certificates and Confirmations;
                                          (1-5) Shareholder Information;
                                          (1-5) Voting Rights; (1-5) Effect of
                                          Banking Laws; (1-5) Tax Information;
                                          (1-5) Federal Income Tax;
                                          (1-5) State and Local Taxes;
                                          (5) Nebraska Taxes.
Item 7.     PURCHASE OF SECURITIES BEING
             OFFERED......................(1-5) Net Asset Value; (1-5)
                                          Investing in the Funds; (1-5) Share
                                          Purchases; (1-5) Minimum Investment
                                          Required; (1-5) What Shares Cost;
                                          (1-5) Reducing the Sales Charge;
                                          (1-5) Sales Charge Waivers; (1-5)
                                          Systematic Investment Program;
                                          (1-5) Exchange Privilege.

Item 8.     REDEMPTION OR REPURCHASE......(1-5) Redeeming Shares; (1-5)
                                          By Telephone; (1-5) By Mail; (1-5)
                                          Systematic Withdrawal; (1-5) Accounts
            ------------------------
                                          with Low Balances.

Item 9.     PENDING LEGAL PROCEEDINGS     None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    COVER PAGE....................(1-5) Cover Page.
Item 11.    TABLE OF CONTENTS.............(1-5) Table of Contents.
Item 12.    GENERAL INFORMATION AND
             HISTORY                      (1-5) Banking Laws.
Item 13.    INVESTMENT OBJECTIVES AND
             POLICIES.....................(1-5) Policies and Acceptable
                                          Investments; (1-5) Investment
                                          Limitations; (5) Nebraska Investment
                                          Risks.
Item 14.    MANAGEMENT OF THE FUND........(1-5) Great Plains Funds Management;
                                          (1-5) Trustees' Compensation.
            ----------------------
Item 15.    CONTROL PERSONS AND
             PRINCIPAL HOLDERS OF
             SECURITIES                   Not applicable.
Item 16.    INVESTMENT ADVISORY AND
             OTHER SERVICES...............(1-5) Investment Advisory Services;
                                          (1-5) Shareholder Servicing
                                          Arrangements; (1-5) Other Services.
Item 17.    BROKERAGE ALLOCATION..........(1-5) Brokerage Transactions.
Item 18.    CAPITAL STOCK AND OTHER
             SECURITIES                   Not applicable.
Item 19.    PURCHASE, REDEMPTION AND PRICING
             OF SECURITIES BEING OFFERED..(1-5) Distribution Plan and
                                          Agreement; (1-5) Determining Market
                                          Value; (1-5) Redemption in Kind.
             ---------------------------
Item 20.    TAX STATUS....................(1-5) Tax Status; (1-5) Massachusetts
                                          Partnership Law;.
            ----------
Item 21.    UNDERWRITERS..................Not applicable.
Item 22.    CALCULATION OF PERFORMANCE
             DATA.........................(1,3-5) Total Return;(1,3-5) Yield;
                                          (5) Tax-Equivalent Yield; (1-5)
                                          Performance Comparisons;
            -----
Item 23.    FINANCIAL STATEMENTS..........(1,3-5) Filed in Part A; (2) To be
                                          filed by Amendment.
            --------------------







INVESTMENT ADVISER MESSAGE
-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the first Report to Shareholders for the Great Plains Funds. This report covers the five-month period from the funds' initial date of operation through February 28, 1998. It gives you a complete picture of your fund, beginning with an overview by the fund's portfolio manager or Team Leader followed by a complete listing of fund holdings and the financial statements.

Fund-by-fund performance highlights for each fund are as follows. I urge you to read the portfolio manager commentary to familiarize yourself with your fund and how it is managed.

GREAT PLAINS EQUITY FUND

This fund offers an all around approach to stock investing. It pursues total return (current income and capital appreciation) over the long term by investing in large- and medium-capitalization U.S. and foreign stocks.

Over the reporting period, the fund delivered a total return of 9.48% (6.19% adjusted for the sales charge).* The major contributor to the fund's total return was a $0.93 per share increase in net asset value, as the fund's net asset value rose from $10.00 on the first day of the reporting period to $10.93 on the last day. Shareholders also received dividend income totaling $0.02 per share. Fund assets totaled $205 million at the end of the reporting period.

GREAT PLAINS PREMIER FUND

Designed for the more aggressive stock investor, this fund pursues total return (current income and capital appreciation) by investing in small- capitalization U.S. and foreign common stocks.+ Over the reporting period, the fund produced a total return of 3.61% (0.50% adjusted for the sales charge).* A $0.36 per share increase in net asset value accounted for the total return. At the end of the reporting period, fund assets reached $26 million.

GREAT PLAINS INTERMEDIATE BOND FUND

This bond fund offers income and a less aggressive approach to total return than stocks. It invests in intermediate-term bonds issued by U.S. and international corporations and governments. At the end of the reporting period, the fund's $137 million in assets were invested primarily across corporate bonds (27.9%), U.S. Treasury securities (27.8%) mortgage-backed securities (22.0%) and government agency securities (18.6%). Over the reporting period, this portfolio produced a total return of 4.19% (1.05% adjusted for the sales charge) through a $0.17 per share increase in net asset value and $0.25 per share in dividend income.*

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 + Small-cap stocks have historically experienced greater volatility than average. Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.




-------------------------------------------------------------------------------


GREAT PLAINS TAX-FREE BOND FUND

Designed for the tax-sensitive income investor, this fund pursues current income exempt from federal regular income tax and, secondarily, exempt from Nebraska regular income tax.* It invests primarily in intermediate-to long-term, investment-grade bonds issued by municipalities in Nebraska and other states. Over its initial period of operation, the fund achieved a total return of 2.68% (-0.41% adjusted for the sales charge) through dividend income totaling $0.11 per share and a net asset value increase of $0.09 per share.** Assets reached $66 million at the end of the reporting period.

Thank you for joining other investors across Nebraska who are using the quality, local management and diversification of the Great Plains Funds to reach their financial goals. We'll continue to update you on the progress of your investments.

Sincerely,

James Stuart, III                         H. Cameron Hinds
Chairman & Chief Executive Officer        President & Chief Investment Officer
First Commerce Investors                  First Commerce Investors
Investment Adviser to Great Plains Funds  Investment Adviser to Great Plains
                                          Funds

 * Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



INVESTMENT REVIEW
-------------------------------------------------------------------------------

GREAT PLAINS EQUITY FUND

The past three years have produced exceptional returns in the stock market. For only the third time in history, the Dow Jones Industrial Average was up over 20% on a total return basis, for three years in a row. The other two times occurred in 1926-1928, (the market crashed in 1929), and 1932-1934 (coming out of the bottom of the great depression). While using traditional valuation measurements, many stocks appear to be fairly to overvalued. However, the basic fundamental background remains extremely positive. Inflation is falling, interest rates are reasonably low, corporate earnings continue to grow, and cash flows into stock mutual funds continue strong.

Performance for the Great Plains Equity Fund continues to be good. For the year ended February 28, 1998, the fund had a total return, based on net asset value of 29.93%* relative to 28.31% for the Lipper Growth & Income Average.** For the five month period ended February 28, 1998, the fund had a total return of 9.48% (6.19% adjusted for the sales charge).*** Despite strong returns over the past three years, the fund was up 8.41% year to date through the end of February. The fund is currently 96.1% invested in stocks. As always, we continue to closely monitor the operating fundamentals of our stock holdings, attempting to own high quality business franchises with excellent long-term growth prospects. We are also continuously assessing the valuation prospects for our companies, looking for opportunities to improve the long-term performance for our shareholders.

GREAT PLAINS PREMIER FUND

Economic fundamentals have continued to drive exceptional performance for most stock funds. Inflation is running at close to 2%, interest rates have again fallen, and cash continues to flow into stock mutual funds. Larger, "blue chip" stocks have performed especially well over the past three years. We believe this has created an environment leaving many smaller company stocks with relatively attractive valuations. Many of these smaller companies have better growth prospects than larger companies in the same industry.

  * The Equity Fund's total return for the year ended February 28, 1998, based on offering price, was 26.03%. The Equity Fund's total returns for the five and ten year periods ended February 28, 1998, based on net asset value and offering price, were 19.06% and 18.34% and 14.79% and 14.44%, respectively. The quoted performance data includes the performance of a common trust fund advised by First Commerce Investors, Inc., for the period before the date on which the fund commenced operations (9/26/97), as adjusted to reflect the fund's anticipated expenses as set forth in the "Expenses of the Fund" section of the fund's initial prospectus. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

 ** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

*** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



Performance for the Great Plains Premier Fund continues to be good. For the year ended February 28, 1998, the fund had a total return, based on net asset value of 28.60%* relative to 26.45% for the Lipper Small Cap Average.** For the five month period ended February 28, 1998, the fund had a total return of 3.61% (0.50% adjusted for the sales charge).*** The fund is currently 88.2% invested in stocks. We have been successful in continuing to identify high quality growing companies that trade within our valuation parameters. We continue to define a "small cap" holding as those firms with a market capitalization of less than $1 billion. The weighted average market cap for the holdings in the Great Plains Premier Fund was approximately $850 million as of February 28, 1998.

GREAT PLAINS INTERMEDIATE BOND FUND

The fixed income markets over the last couple of months have begun to stabilize and have not changed much in response to recent economic reports. The Federal Reserve Board, likewise, has not changed its credit reins as the U.S. economy continues to expand, but not at an alarming pace, and inflation remains low. Therefore, most interest rates are about the same as they were in early December after rallying from their 1997 highs of last April. Nevertheless the bond markets are continually analyzing the economic data to determine if a new economic trend has started, which would cause interest rates to adjust significantly. Fixed income investors are beginning to gravitate again towards two different investment camps: those expecting interest rates to rise and those expecting interest rates to decline.

  * The Premier Fund's total return for the year ended February 28, 1998, based on offering price, was 24.74%. The Premier Fund's total returns for the five year period ended February 28, 1998, and for the period from October 1988 (date of inception) to February 28, 1998, based on net asset value and offering price, were 17.80% and 17.08% and 12.66% and 12.30%, respectively. The quoted performance data includes the performance of a common trust fund advised by First Commerce Investors, Inc., for the period before the date on which the fund commenced operations (9/26/97), as adjusted to reflect the fund's anticipated expenses as set forth in the "Expenses of the Fund" section of the fund's initial prospectus. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

 ** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

*** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



The Great Plains Intermediate Bond Fund is still structured to benefit from a modest reduction from the current interest rate levels, but recent transactions have been designed to move the portfolio from a slightly aggressive to a slightly more conservative posture with respect to interest rate movements. The fund's average maturity is still about 8.8 years but its modified duration is at
5.5 slightly less than it was a couple of months ago. The fund has approximately 28% of its portfolio in U.S. Treasury securities, approximately 19% in government agencies, approximately 28% in corporate bonds and approximately 22% in mortgage-backed securities. The fund's short-term investments account for approximately 3% of its assets. Over the reporting period the fund has kept its turnover low as the portfolio was properly positioned to benefit from the interest rate environment. The Great Plains Intermediate Bond Fund's total return for the five month period ended February 28, 1998, was 4.19% (1.05% adjusted for the sales charge).*

GREAT PLAINS TAX-FREE BOND FUND

The municipal bond market followed its taxable counterparts to lower interest rates over the last six months, but since year end it, too, has traded sideways with little change in overall interest rates. The tax-exempt bond market, like the other markets, have unique factors that influence its interest rate levels and the shape of its yield curve. Most recently the supply of new municipal bonds has been increasing so the yields available in the municipal bond market have been closer to the yields offered in the taxable markets. Therefore, municipal bonds have become a relatively more attractive investment than they were during most of 1997. This relative attractiveness can disappear when bond market conditions change.

The management of the Great Plains Tax-Free Bond Fund continues to focus on providing current income exempt from federal and state income taxes with an emphasis on providing income exempt from Nebraska taxes.** To accomplish this the fund has maintained just under 60% of its assets in Nebraska bonds and added to its position of Puerto Rico municipal bonds, which are also exempt from Nebraska state income taxes. The fund has kept its turnover low and minimized the recognition of taxable capital gains. The fund's average maturity is 7.8 years and it has a duration of 4.7 years. These portfolio measures are slightly longer than they were six months ago as the fund has been attempting to its increase its income distribution by investing in longer bonds, which provide higher yields. The Great Plains Tax-Free Bond Fund had a total return of 2.68% for the five month period ended February 28, 1998 (- 0.41% adjusted for the sales charge).*

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Income may be subject to the federal alternative minimum tax.


 A. Please insert the following "Financial Highlights" table as page 2.


GREAT PLAINS EQUITY FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        PERIOD ENDED
                                                        (UNAUDITED)
                                                        FEBRUARY 28,
                                                          1998(A)
------------------------------------------------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                        0.02
 ------------------------------------------------------
 Net realized and unrealized gain (loss) on investments       0.93
 ------------------------------------------------------
                                                          --------
 Total from investment operations                             0.95
 ------------------------------------------------------
                                                          --------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                    (0.02)
 ------------------------------------------------------
                                                          --------
NET ASSET VALUE, END OF PERIOD                              $10.93
-------------------------------------------------------
                                                          --------
TOTAL RETURN (B)                                              9.48%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                     1.01%*
 ------------------------------------------------------
 Net investment income                                        0.42%*
 ------------------------------------------------------
 Expense waiver/reimbursement (c)                             0.00%*
 ------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                  $204,727
 ------------------------------------------------------
 Average commission rate paid (d)                          $0.0457
 ------------------------------------------------------
 Portfolio turnover                                             13%
 ------------------------------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS PREMIER FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                            PERIOD ENDED
                                                            (UNAUDITED)
                                                            FEBRUARY 28,
                                                              1998(A)
----------------------------------------------------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
 Net investment loss                                             0.00
 ----------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
  foreign currency                                               0.36
 ----------------------------------------------------------
                                                              -------
 Total from investment operations                                0.36
 ----------------------------------------------------------
                                                              -------
 Distributions from net investment income                        0.00(e)
 ----------------------------------------------------------
                                                              -------
NET ASSET VALUE, END OF PERIOD                                $ 10.36
-----------------------------------------------------------
                                                              -------
TOTAL RETURN (B)                                                 3.61%
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
 Expenses                                                        1.40%*
 ----------------------------------------------------------
 Net investment loss                                            (0.08%)*
 ----------------------------------------------------------
 Expense waiver/reimbursement (c)                                0.20%*
 ----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
 Net assets, end of period (000 omitted)                      $25,785
 ----------------------------------------------------------
 Average commission rate paid (d)                             $0.0075
 ----------------------------------------------------------
 Portfolio turnover                                                21%
 ----------------------------------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from September 29, 1997 (date of initial public investment) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(e) Distributions less than one cent per share.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        PERIOD ENDED
                                                        (UNAUDITED)
                                                        FEBRUARY 28,
                                                          1998 (A)
------------------------------------------------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                        0.25
 ------------------------------------------------------
 Net realized and unrealized gain (loss) on investments       0.17
 ------------------------------------------------------
                                                          --------
 Total from investment operations                             0.42
 ------------------------------------------------------
                                                          --------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                    (0.25)
 ------------------------------------------------------
 Distributions from net realized gains                       (0.00)(d)
 ------------------------------------------------------
                                                          --------
 Total distributions                                         (0.25)
 ------------------------------------------------------
                                                          --------
NET ASSET VALUE, END OF PERIOD                            $  10.17
-------------------------------------------------------
                                                          --------
TOTAL RETURN (B)                                              4.19%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                     0.79%*
 ------------------------------------------------------
 Net investment income                                        5.91%*
 ------------------------------------------------------
 Expense waiver/reimbursement (c)                             0.00%*
 ------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                  $137,206
 ------------------------------------------------------
 Portfolio turnover                                              3%
 ------------------------------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Distributions less than one cent per share.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS TAX-FREE BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        PERIOD ENDED
                                                        (UNAUDITED)
                                                        FEBRUARY 28,
                                                          1998(A)
------------------------------------------------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                       0.11
 ------------------------------------------------------
 Net realized and unrealized gain (loss) on investments      0.09
 ------------------------------------------------------
                                                          -------
 Total from investment operations                            0.20
 ------------------------------------------------------
                                                          -------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                   (0.11)
 ------------------------------------------------------
                                                          -------
NET ASSET VALUE, END OF PERIOD                            $ 10.09
-------------------------------------------------------
                                                          -------
TOTAL RETURN (B)                                             2.68%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                    0.85%*
 ------------------------------------------------------
 Net investment income                                       4.24%*
 ------------------------------------------------------
 Expense waiver/reimbursement (c)                            0.00%*
 ------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                  $65,831
 ------------------------------------------------------
 Portfolio turnover                                             4%
 ------------------------------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


 B. Effective January 23, 1998, the contract between First Commerce Investors, Inc. (the "Adviser") and Peter Kinney (the "Sub-Adviser") was terminated. Accordingly, please delete all references to the Sub-Adviser.


 C.Please delete the section entitled "Purchases at Net Asset Value" on page 10 and replace it with the following:


  PURCHASES AT NET ASSET VALUE. Shares of the Funds may be purchased at net asset value, without a sales charge:

    . by or through the Trust Division of NBC, other affiliates or correspondent financial depository institution of First Commerce Bancshares for accounts which are held in a fiduciary, agency, custodial, or similar capacity, except for those customers whose only relationship is a custodial IRA;
    . by current fiduciary customers of NBC, other affiliates, or correspondent financial depository institutions of NBC;
    . by trustees, directors and current and retired employees of FCBI, NBC, the Adviser, the Distributor and their affiliates, as well as the spouses and children under the age of 21 of such trustees, directors and employees;
    . by shareholders of First Commerce Bancshares, the Adviser, the Distributor and their affiliates with a position of at least 1,000 shares;
    . by any accounts for which a current or retired employee of NBC, the Adviser, the Distributor and their affiliates serves in a fiduciary, agency, custodial or similar capacity;
    . by trust companies or trust divisions of other non-affiliated financial depository institutions if the aggregate account has a current market value greater than $1,000,000 or demonstrates the intent of investing $1,000,000 over a period of time;
    . by accounts transferred or distributed out of the Trust Division of NBC, its correspondents or other affiliates into accounts maintained by NBC as dealer;
    . by financial depository institutions that have a current correspondent relationship with NBC as fiduciary; and
    . by investors who purchase shares through a wrap account or a no-transaction fee program if the sponsor of the wrap account or no-transaction fee program has entered into a sales agreement with the Distributor.

  In addition, any Fund of the Trust may purchase shares of another Fund of the Trust at net asset value without any sales charge.


 D. Please delete the second and third sentences of the second paragraph of the section entitled "Adviser's Background" on page 16 replace with the following:


  As of December 31, 1997, the Adviser managed discretionary assets of over $1 billion. Although the Adviser has not previously served as an investment adviser to a mutual fund, it has managed, on behalf of its trust clients, eight common and collective investment funds having a market value of approximately $413 million as of July 31, 1997.

 E. Please add the following as the third paragraph of the section entitled "Voting Rights" on page 19.


  As of April 6, 1998, Firlin and Company, c/o NBC Trust Division, Lincoln, Nebraska, owned 95.77% of the Equity Fund; 93.67% of the Premier Fund; 98.30% of the Intermediate Bond Fund; and 96.58% of the Tax-Free Bond Fund, and therefore, may, for certain purposes, be deemed to control each Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

 F. Please delete the performance chart on page 21 and replace it with the following:


                                                       AVERAGE ANNUAL TOTAL RETURN
                                                 FOR THE PERIOD ENDED FEBRUARY 28, 1998*
                                                      REFLECTING LOAD/WITHOUT LOAD
     PREDECESSOR COMMON FUNDS           ---------------------------------------------------------
 (CORESPONDINGRGREAT PLAINS FUNDS)         1 YEAR        3 YEARS       5 YEARS       10 YEARS
----------------------------------      ------------- ------------- ------------- ---------------
    Value Plus Stock Fund "A"           26.03%/29.93% 26.49%/27.78% 18.34%/19.06%   14.44%/14.79%
    (GREAT PLAINS
     EQUITY FUND)
    Premier Stock Fund "J"              24.74%/28.60% 25.17%/26.45% 17.08%/17.80% 12.30%/12.66%**
    (GREAT PLAINS
     PREMIER FUND)
    Income Bond Fund "B"                 6.98%/10.29%   7.55%/8.64%   5.50%/6.14%     7.45%/7.78%
    (GREAT PLAINS
     INTERMEDIATE BOND FUND)
    Tax- Exempt Bond Fund "G"             2.83%/6.01%   5.05%/6.12%   3.95%/4.58%     5.42%/5.74%
    (GREAT PLAINS
     TAX-FREE BOND FUND)

--------
 * The Average Annual Total Return for each common fund has been adjusted to reflect each corresponding Fund's expenses, net of voluntary waivers.
** Since inception of October 1988.


 G. Please supplement the "Statement of Assets and Liabilities" on page 40 and the corresponding "Independent Auditors' Report" on page 41 with the following Financial Statements:


GREAT PLAINS EQUITY FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                        VALUE
 ---------- -------------------------------   ------------
 COMMON STOCKS--96.1%
 ------------------------------------------
            AUTOMOTIVE--2.3%
            -------------------------------
    152,517 Autoliv, Inc.                     $  4,708,962
            -------------------------------   ------------
            BANKING--2.8%
            -------------------------------
     17,530 Wells Fargo & Co.                    5,644,660
            -------------------------------   ------------
            BROADCASTING--2.1%
            -------------------------------
     20,170 Canal Plus                           4,255,218
            -------------------------------   ------------
            CAPITAL EQUIPMENT--1.0%
            -------------------------------
    165,000 ABB AB                               2,073,201
            -------------------------------   ------------
            CHEMICALS--5.9%
            -------------------------------
    268,730 Hanna (M.A.) Co.                     6,231,177
            -------------------------------
    154,350 Lilly Industrial, Inc., Class A      3,106,294
            -------------------------------
     80,700 Morton International, Inc.           2,668,144
            -------------------------------   ------------
             Total                              12,005,615
            -------------------------------   ------------
            CONSUMER PRODUCTS--2.6%
            -------------------------------
    306,710 Reckitt & Colman PLC                 5,414,342
            -------------------------------   ------------
            CONSUMER SERVICES--8.6%
            -------------------------------
    171,850 Block (H&R), Inc.                    8,087,691
            -------------------------------
    226,040 Manpower, Inc.                       9,536,063
            -------------------------------   ------------
             Total                              17,623,754
            -------------------------------   ------------
            FINANCE-INSURANCE--9.2%
            -------------------------------
    267,935 20th Century Industries              7,167,261
            -------------------------------
     47,837 Allstate Corp.                       4,460,800
            -------------------------------
    133,260 Scor SA                              6,891,436
            -------------------------------
      5,500 Scor SA, ADR                           286,000
            -------------------------------   ------------
             Total                              18,805,497
            -------------------------------   ------------


GREAT PLAINS EQUITY FUND
--------------------------------------------------------------------------------

   SHARES                                              VALUE
 ---------- -------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------
            FINANCE-INVESTMENTS--2.9%
            -------------------------------------
        107 (a)Berkshire Hathaway, Inc., Class A    $  5,970,600
            -------------------------------------   ------------
            FINANCE-SERVICES--1.0%
            -------------------------------------
     60,000 Fair Isaac & Co., Inc.                     2,122,500
            -------------------------------------   ------------
            FOOD & TOBACCO--6.5%
            -------------------------------------
    161,093 Diageo PLC                                 1,649,464
            -------------------------------------
     57,084 Diageo PLC, ADR                            2,372,574
            -------------------------------------
     36,650 Nestle SA, ADR                             3,209,001
            -------------------------------------
    141,600 Philip Morris Cos., Inc.                   6,150,750
            -------------------------------------   ------------
             Total                                    13,381,789
            -------------------------------------   ------------
            HEALTHCARE & MEDICAL SUPPLIES--3.5%
            -------------------------------------
     40,800 Aetna, Inc.                                3,564,900
            -------------------------------------
     92,200 Pharmacia & Upjohn, Inc.                   3,647,663
            -------------------------------------   ------------
             Total                                     7,212,563
            -------------------------------------   ------------
            INTERNATIONAL OIL--3.5%
            -------------------------------------
     55,804 Royal Dutch Petroleum Co., ADR             3,030,855
            -------------------------------------
    244,550 Saga Petroleum A.S., Class A               4,163,405
            -------------------------------------   ------------
             Total                                     7,194,260
            -------------------------------------   ------------
            LEISURE & RECREATION--10.2%
            -------------------------------------
    135,868 Carnival Corp., Class A                    7,999,228
            -------------------------------------
     22,000 Disney (Walt) Co.                          2,462,625
            -------------------------------------
    286,450 Hasbro, Inc.                              10,401,716
            -------------------------------------   ------------
             Total                                    20,863,569
            -------------------------------------   ------------
            MORTGAGES--6.3%
            -------------------------------------
    155,500 Federal Home Loan Mortgage Corp.           7,347,375
            -------------------------------------
     86,835 Federal National Mortgage Association      5,541,158
            -------------------------------------   ------------
             Total                                    12,888,533
            -------------------------------------   ------------


GREAT PLAINS EQUITY FUND
--------------------------------------------------------------------------------

   SHARES                                                           VALUE
 ---------- --------------------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------------------
            PRINTING & PUBLISHING--6.4%
            --------------------------------------------------
     11,930 Edipresse SA                                         $  3,498,057
            --------------------------------------------------
     30,000 Marieberg Tidnings AB, Class A                            693,880
            --------------------------------------------------
    292,800 NV Holdingmaatschappij De Telegraaf                     6,301,548
            --------------------------------------------------
    168,700 Pearson                                                 2,515,297
            --------------------------------------------------   ------------
             Total                                                 13,008,782
            --------------------------------------------------   ------------
            STEEL--1.8%
            --------------------------------------------------
     72,700 Nucor Corporation                                       3,744,050
            --------------------------------------------------   ------------
            TECHNOLOGY--5.5%
            --------------------------------------------------
     57,500 OY Nokia AB, Class A, ADR                               5,793,125
            --------------------------------------------------
    269,240 (a)Vishay Intertechnology, Inc.                         5,485,765
            --------------------------------------------------   ------------
             Total                                                 11,278,890
            --------------------------------------------------   ------------
            TELECOMMUNICATIONS--9.2%
            --------------------------------------------------
    444,740 (a)360 Communications Co.                              11,785,610
            --------------------------------------------------
    216,100 (a)Sitel Corp.                                          2,188,013
            --------------------------------------------------
    289,100 Telecom Italia SPA                                      1,404,701
            --------------------------------------------------
    501,378 Telecom Italia SPA                                      3,413,673
            --------------------------------------------------   ------------
             Total                                                 18,791,997
            --------------------------------------------------   ------------
            TRUCKING--3.2%
            --------------------------------------------------
    262,150 Werner Enterprises, Inc.                                6,520,981
            --------------------------------------------------   ------------
            UTILITIES--1.6%
            --------------------------------------------------
    119,400 (a)CalEnergy Co., Inc.                                  3,201,412
            --------------------------------------------------   ------------
            TOTAL COMMON STOCKS (IDENTIFIED COST $138,304,467)    196,711,175
            --------------------------------------------------   ------------


GREAT PLAINS EQUITY FUND
-------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   ------------
 MUTUAL FUND SHARES--2.2%
 ---------------------------------------------------------------
  4,567,448 Benchmark Diversified Fund (AT NET ASSET VALUE)        $  4,567,448
            ----------------------------------------------------   ------------
 U.S. TREASURY--1.8%
 ---------------------------------------------------------------
            U.S. TREASURY BILLS--1.8%
            ----------------------------------------------------
 $2,250,000 4/2/1998                                                  2,240,212
            ----------------------------------------------------
  1,500,000 5/28/1998                                                 1,481,220
            ----------------------------------------------------   ------------
             TOTAL U.S. TREASURY (IDENTIFIED COST $3,720,523)         3,721,432
            ----------------------------------------------------   ------------
             TOTAL INVESTMENTS (IDENTIFIED COST $146,592,438)(B)   $205,000,055
            ----------------------------------------------------   ------------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $146,592,438. The net unrealized appreciation of investments on a federal tax basis amounts to $58,407,617 which is comprised of $59,573,588 appreciation and $1,165,971 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets
     ($204,726,733) at February 28, 1998.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------
Total investments in securities, at value
 (identified and tax cost $146,592,438)          $205,000,055
------------------------------------------------
Income receivable                                     168,355
------------------------------------------------
Receivable for investments sold                     1,510,763
------------------------------------------------ ------------
  Total assets                                    206,679,173
------------------------------------------------
LIABILITIES:
-----------------------------------
Payable for investments purchased     $1,510,763
-----------------------------------
Income distribution payable              244,793
-----------------------------------
Accrued expenses                         196,884
----------------------------------- ------------
  Total liabilities                                 1,952,440
------------------------------------------------ ------------
NET ASSETS for 18,733,430 shares outstanding     $204,726,733
------------------------------------------------ ------------
NET ASSETS CONSIST OF:
------------------------------------------------
Paid in capital                                  $145,594,632
------------------------------------------------
Net unrealized appreciation of investments         58,407,780
------------------------------------------------
Accumulated net realized gain on investments          723,727
------------------------------------------------
Undistributed net investment income                       594
------------------------------------------------ ------------
  Total Net Assets                               $204,726,733
------------------------------------------------ ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PROCEEDS PER SHARE:
------------------------------------------------
Net Asset Value Per Share                              $10.93
 ($204,726,733/18,733,430 shares outstanding)    ------------
------------------------------------------------
Offering Price Per Share (100/97.00 of $10.93)*        $11.27
------------------------------------------------ ------------
Redemption Proceeds Per Share                          $10.93
------------------------------------------------ ------------

*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS EQUITY FUND
STATEMENT OF OPERATIONS
PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED)(A)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------
Dividends                                                   $   786,006
----------------------------------------------------------
Interest                                                        305,765
----------------------------------------------------------  -----------
  Total income                                                1,091,771
----------------------------------------------------------
EXPENSES:
-----------------------------------------------
Investment advisory fee                          $ 570,053
-----------------------------------------------
Administrative personnel and services fee          106,632
-----------------------------------------------
Custodian fees                                      12,124
-----------------------------------------------
Transfer and dividend disbursing agent fees and
 expenses                                            9,816
-----------------------------------------------
Trustees' fees                                       2,035
-----------------------------------------------
Legal fees                                           2,081
-----------------------------------------------
Portfolio accounting fees                           28,546
-----------------------------------------------
Share registration costs                            31,666
-----------------------------------------------
Printing and postage                                 5,428
-----------------------------------------------
Insurance premiums                                   1,946
-----------------------------------------------
Miscellaneous                                        2,262
-----------------------------------------------  ---------
  Total expenses                                   772,589
-----------------------------------------------
Waiver of investment advisory fee                   (2,159)
-----------------------------------------------  ---------
  Net expenses                                                  770,430
----------------------------------------------------------  -----------
    Net investment income                                       321,341
----------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------
Net realized gain on investments                                723,727
----------------------------------------------------------
Net change in unrealized appreciation of investments         58,407,780
----------------------------------------------------------  -----------
  Net realized and unrealized gain on investments            59,131,507
----------------------------------------------------------  -----------
    Change in net assets resulting from operations          $59,452,848
----------------------------------------------------------  -----------

(a)For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                                                 (UNAUDITED)
                                                                 FEBRUARY 28,
                                                                   1998(A)
---------------------------------------------------------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------
Net investment income                                            $    321,341
---------------------------------------------------------------
Net realized gain on investments ($723,727 as computed
for federal tax purposes)                                             723,727
---------------------------------------------------------------
Net change in unrealized appreciation                              58,407,780
---------------------------------------------------------------  ------------
  Change in net assets resulting from operations                   59,452,848
---------------------------------------------------------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------
Distributions from net investment income                             (320,747)
---------------------------------------------------------------  ------------
  Change in net assets resulting from distributions to               (320,747)
 shareholders                                                    ------------
---------------------------------------------------------------
SHARE TRANSACTIONS--
---------------------------------------------------------------
Proceeds from sale of shares                                      155,746,893
---------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
 distributions declared                                                69,972
---------------------------------------------------------------
Cost of shares redeemed                                           (10,222,233)
---------------------------------------------------------------  ------------
  Change in net assets resulting from share transactions          145,594,632
---------------------------------------------------------------  ------------
    Change in net assets                                          204,726,733
---------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------
Beginning of period                                                         0
---------------------------------------------------------------  ------------
End of period (including undistributed net investment income of  $204,726,733
 $594)                                                           ------------
---------------------------------------------------------------

(a) For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS PREMIER FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                               VALUE
 -------- ---------------------------------------   -----------
 COMMON STOCKS--88.2%
 ------------------------------------------------
          AIRLINES--4.8%
          ---------------------------------------
   30,500 ASA Holdings Ltd.                         $ 1,227,625
          ---------------------------------------   -----------
          AUTOMOTIVE--7.2%
          ---------------------------------------
   20,700 (a)Keystone Automotive Industries, Inc.       438,581
          ---------------------------------------
   49,700 (a)Motorcar Parts and Accessories, Inc.       832,475
          ---------------------------------------
   36,270 (a)Republic Automotive Parts, Inc.            593,921
          ---------------------------------------   -----------
           Total                                      1,864,977
          ---------------------------------------   -----------
          CHEMICALS--9.1%
          ---------------------------------------
   47,530 Hanna (M.A.) Co.                            1,102,102
          ---------------------------------------
   62,000 Lilly Industrial, Inc., Class A             1,247,750
          ---------------------------------------   -----------
           Total                                      2,349,852
          ---------------------------------------   -----------
          CONSUMER PRODUCTS--5.3%
          ---------------------------------------
   73,000 (a)Meadowcraft, Inc.                          903,375
          ---------------------------------------
   13,900 (a)Scotts Co.                                 472,600
          ---------------------------------------   -----------
           Total                                      1,375,975
          ---------------------------------------   -----------
          CONSUMER SERVICES--1.4%
          ---------------------------------------
    8,700 Manpower, Inc.                                367,031
          ---------------------------------------   -----------
          FINANCE-INSURANCE--6.7%
          ---------------------------------------
   43,000 20th Century Industries                     1,150,250
          ---------------------------------------
   11,090 Scor SA                                       573,511
          ---------------------------------------   -----------
           Total                                      1,723,761
          ---------------------------------------   -----------
          FINANCE-INVESTMENTS--2.3%
          ---------------------------------------
    1,610 Wesco Financial Corp.                         586,040
          ---------------------------------------   -----------
          FINANCE-SERVICES--12.5%
          ---------------------------------------
   42,550 Duff & Phelps Credit Rating                 1,824,331
          ---------------------------------------
   39,430 Fair Isaac & Co., Inc.                      1,394,836
          ---------------------------------------   -----------
           Total                                      3,219,167
          ---------------------------------------   -----------


GREAT PLAINS PREMIER FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT
 OR SHARES                                                         VALUE
 --------- --------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------------------
           INTERNATIONAL OIL--2.1%
           --------------------------------------------------
   31,000  Saga Petroleum A.S., Class A                         $   527,767
           --------------------------------------------------   -----------
           LEISURE & RECREATION--1.5%
           --------------------------------------------------
   10,500  Hasbro, Inc.                                             381,281
           --------------------------------------------------   -----------
           PAPERS--4.6%
           --------------------------------------------------
   54,400  Wausau-Mosinee Paper Corp.                             1,176,400
           --------------------------------------------------   -----------
           PRINTING & PUBLISHING--11.0%
           --------------------------------------------------
    3,800  Edipresse SA                                           1,114,218
           --------------------------------------------------
   32,000  Marieberg Tidnings AB, Class A                           740,139
           --------------------------------------------------
   45,500  NV Holdingmaatschappij De Telegraaf                      979,236
           --------------------------------------------------   -----------
            Total                                                 2,833,593
           --------------------------------------------------   -----------
           TECHNOLOGY--5.7%
           --------------------------------------------------
   56,232  (a)New Horizons Worldwide, Inc.                          731,016
           --------------------------------------------------
   36,364  (a)Vishay Intertechnology, Inc.                          740,917
           --------------------------------------------------   -----------
            Total                                                 1,471,933
           --------------------------------------------------   -----------
           TELECOMMUNICATIONS--9.0%
           --------------------------------------------------
   44,750  (a)360 Communications Co.                              1,185,875
           --------------------------------------------------
  113,100  (a)Sitel Corp.                                         1,145,138
           --------------------------------------------------   -----------
            Total                                                 2,331,013
           --------------------------------------------------   -----------
           TRUCKING--5.0%
           --------------------------------------------------
   52,220  Werner Enterprises, Inc.                               1,298,973
           --------------------------------------------------   -----------
            TOTAL COMMON STOCKS (IDENTIFIED COST $19,500,879)    22,735,388
           --------------------------------------------------   -----------
 MUTUAL FUND SHARES--0.9%
 ------------------------------------------------------------
  243,522  Benchmark Diversified Fund (AT NET ASSET VALUE)          243,522
           --------------------------------------------------   -----------
 U.S. TREASURY SECURITIES--11.6%
 ------------------------------------------------------------
           U.S. TREASURY BILLS--11.6%
           --------------------------------------------------
 $500,000  3/5/1998                                                 499,795
           --------------------------------------------------
  750,000  4/2/1998                                                 746,738
           --------------------------------------------------
  700,000  4/30/1998                                                694,001
           --------------------------------------------------


GREAT PLAINS PREMIER FUND
-------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                            VALUE
 --------- ---------------------------------------------------   -----------
 U.S. TREASURY SECURITIES--CONTINUED
 -------------------------------------------------------------
 $750,000  5/14/1998                                             $   742,260
           ---------------------------------------------------
  300,000  5/28/1998                                                 296,244
           ---------------------------------------------------   -----------
            TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST
           $2,956,866)                                             2,979,038
           ---------------------------------------------------   -----------
            TOTAL INVESTMENTS (IDENTIFIED COST $22,701,267)(B)   $25,957,948
           ---------------------------------------------------   -----------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $22,701,267. The net unrealized appreciation of investments on a federal tax basis amounts to $3,256,681 which is comprised of $3,495,417 appreciation and $238,736 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($25,784,712) at February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS PREMIER FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------
Total investments in securities, at value
 (identified and tax cost $22,701,267)           $25,957,948
------------------------------------------------
Income receivable                                     28,433
------------------------------------------------
Receivable for investments sold                       83,709
------------------------------------------------ -----------
  Total assets                                    26,070,090
------------------------------------------------
LIABILITIES:
------------------------------------
Payable for investments purchased       $166,990
------------------------------------
Payable to Bank                           78,459
------------------------------------
Accrued expenses                          39,929
------------------------------------ -----------
  Total liabilities                                  285,378
------------------------------------------------ -----------
NET ASSETS for 2,489,741 shares outstanding      $25,784,712
------------------------------------------------ -----------
NET ASSETS CONSIST OF:
------------------------------------------------
Paid in capital                                  $22,467,871
------------------------------------------------
Net unrealized appreciation of investments and
translation of
assets and liabilities in foreign currency         3,256,681
------------------------------------------------
Accumulated net realized gain on investments and
 foreign currency transactions                        70,431
------------------------------------------------
Distributions in excess of net investment income     (10,271)
------------------------------------------------ -----------
  Total Net Assets                               $25,784,712
------------------------------------------------ -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PROCEEDS PER SHARE:
------------------------------------------------
Net Asset Value Per Share                             $10.36
 ($25,784,712 / 2,489,741 shares outstanding)    -----------
------------------------------------------------
Offering Price Per Share (100/97.00 of $10.36)*       $10.68
------------------------------------------------ -----------
Redemption Proceeds Per Share                         $10.36
------------------------------------------------ -----------

*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS PREMIER FUND
STATEMENT OF OPERATIONS
PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED)(A)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------
Dividends                                                      $   41,389
-------------------------------------------------------------
Interest                                                           78,056
-------------------------------------------------------------  ----------
  Total income                                                    119,445
-------------------------------------------------------------
EXPENSES:
-------------------------------------------------
Investment advisory fee                            $   90,545
-------------------------------------------------
Administrative personnel and services fee              12,691
-------------------------------------------------
Custodian fees                                          7,275
-------------------------------------------------
Transfer and dividend disbursing agent fees and
 expenses                                               9,816
-------------------------------------------------
Trustees' fees                                          2,035
-------------------------------------------------
Legal fees                                              2,081
-------------------------------------------------
Portfolio accounting fees                               5,388
-------------------------------------------------
Share registration costs                                7,266
-------------------------------------------------
Printing and postage                                    5,428
-------------------------------------------------
Insurance premiums                                      1,809
-------------------------------------------------
Miscellaneous                                             904
-------------------------------------------------  ----------
  Total expenses                                      145,238
-------------------------------------------------
Waivers--
-------------------------------------
 Waiver of investment advisory fee    $   (18,320)
------------------------------------- -----------
  Total waivers                                       (18,320)
-------------------------------------------------  ----------
    Net expenses                                                  126,918
-------------------------------------------------------------  ----------
      Net operating loss                                           (7,473)
-------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY:
-------------------------------------------------------------
Net realized gain on investments and foreign currency
 transactions                                                      70,431
-------------------------------------------------------------
Net change in unrealized appreciation of investments and        3,256,681
translation of assets and liabilities in foreign currency      ----------
-------------------------------------------------------------
  Net realized and unrealized gain on investments and           3,327,112
 foreign currency                                              ----------
-------------------------------------------------------------
    Change in net assets resulting from operations             $3,319,639
-------------------------------------------------------------  ----------

(a) For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS PREMIER FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                PERIOD ENDED
                                                                (UNAUDITED)
                                                                FEBRUARY 28,
                                                                  1998(A)
--------------------------------------------------------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment operating loss                                   $    (7,473)
--------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions
($70,431 net gain, as computed for federal tax purposes)             70,431
--------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
investments
and translation of assets and liabilities in foreign currency     3,256,681
--------------------------------------------------------------  -----------
  Change in net assets resulting from operations                  3,319,639
--------------------------------------------------------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income                             (2,798)
--------------------------------------------------------------  -----------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                     23,816,960
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
 distributions declared                                               1,633
--------------------------------------------------------------
Cost of shares redeemed                                          (1,350,722)
--------------------------------------------------------------  -----------
  Change in net assets resulting from share transactions         22,467,871
--------------------------------------------------------------  -----------
    Change in net assets                                         25,784,712
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                                      --
--------------------------------------------------------------  -----------
End of period                                                   $25,784,712
--------------------------------------------------------------  -----------

(a) For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------

 ASSET-BACKED SECURITIES--0.1%
 ---------------------------------------------------------------
  $  134,393 Sears Consumer Financial Corp. 1991-1, Class A,
             7.25%, 9/15/2006 (IDENTIFIED COST $133,871)           $    136,395
             ---------------------------------------------------   ------------
 CORPORATE BONDS--27.9%
 ---------------------------------------------------------------
             FINANCE--18.6%
             ---------------------------------------------------
   2,000,000 ABN-AMRO Bank NV, Chicago, Sub., 6.625%, 10/31/2001      2,036,860
             ---------------------------------------------------
   1,000,000 AON Corp., Note, 6.30%, 1/15/2004                          998,450
             ---------------------------------------------------
             Associates Corp. of North America, Sr. Note, 7.50%,
   1,000,000 4/15/2002                                                1,049,420
             ---------------------------------------------------
             Bayerische Landesbank-NY, Sub. Note, 6.375%,
   2,000,000 10/15/2005                                               2,018,440
             ---------------------------------------------------
   2,000,000 Bear Stearns Cos., Inc., Sr. Note, 7.00%, 3/1/2007       2,067,260
             ---------------------------------------------------
   2,000,000 Ford Motor Credit Corp., Note, 6.625%, 6/30/2003         2,038,880
             ---------------------------------------------------
   1,000,000 Ford Motor Credit Corp., Note, 7.00%, 9/25/2001          1,028,660
             ---------------------------------------------------
   1,000,000 Ford Motor Credit Corp., Note, 7.50%, 1/15/2003          1,057,190
             ---------------------------------------------------
   2,000,000 GMAC, Note, 6.875%, 7/15/2001                            2,046,280
             ---------------------------------------------------
   1,000,000 IBM Credit Corp., Note, 6.20%, 8/28/2000                 1,007,730
             ---------------------------------------------------
   2,000,000 ITT Hartford Group, Inc., Note, 8.20%, 10/15/1998 2,028,260
             ---------------------------------------------------
             International Lease Finance Corp., Note, 6.625%,
   1,000,000 8/15/2000                                                1,012,550
             ---------------------------------------------------
             International Lease Finance Corp., Note, 6.875%,
   1,000,000 5/1/2001                                                 1,023,860
             ---------------------------------------------------
   2,000,000 Merrill Lynch & Co., Inc., Note, 6.25%, 1/15/2006        1,983,000
             ---------------------------------------------------
   2,000,000 Northern Trust Corp., Sub. Note, 7.30%, 9/15/2006        2,131,720
             ---------------------------------------------------
   2,000,000 Norwest Corp., Sub. Note, 6.625%, 3/15/2003              2,049,180
             ---------------------------------------------------   ------------
              Total                                                  25,577,740
             ---------------------------------------------------   ------------
             INDUSTRIALS--7.1%
             ---------------------------------------------------
   1,000,000 Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005         1,031,660
             ---------------------------------------------------
   1,000,000 CPC International, Inc., Note, 6.15%, 1/15/2006            996,210
             ---------------------------------------------------
   2,000,000 Disney (Walt) Co., Bond, 6.75%, 3/30/2006                2,077,960
             ---------------------------------------------------
   2,000,000 Philip Morris Cos., Inc., Note, 7.50%, 1/15/2002         2,073,380
             ---------------------------------------------------
   1,500,000 Pitney Bowes, Inc., Note, 5.95%, 2/1/2005                1,480,725
             ---------------------------------------------------


GREAT PLAINS INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
 ----------- -------------------------------------------------   ------------

 CORPORATE BONDS--CONTINUED
 -------------------------------------------------------------
             INDUSTRIALS--CONTINUED
             -------------------------------------------------
  $2,000,000 Smithkline Beecham Corp., Note, 7.50%, 5/1/2002     $  2,005,240
             -------------------------------------------------   ------------
              Total                                                 9,665,175
             -------------------------------------------------   ------------
             UTILITIES--2.2%
             -------------------------------------------------
   1,000,000 GTE South, Inc., Deb., 6.00%, 2/15/2008                  974,430
             -------------------------------------------------
   2,000,000 Lucent Technologies, Inc., Note, 6.90%, 7/15/2001      2,060,620
             -------------------------------------------------   ------------
              Total                                                 3,035,050
             -------------------------------------------------   ------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST
             $37,564,085)                                          38,277,965
             -------------------------------------------------   ------------
 GOVERNMENT AGENCIES--18.6%
 -------------------------------------------------------------
             FEDERAL HOME LOAN BANK--5.5%
             -------------------------------------------------
   1,000,000 6.12%, 11/24/2000                                      1,001,640
             -------------------------------------------------
   1,000,000 7.01%, 6/14/2006                                       1,073,810
             -------------------------------------------------
   3,000,000 7.20%, 6/14/2011                                       3,317,280
             -------------------------------------------------
   2,000,000 7.70%, 9/20/2004                                       2,205,680
             -------------------------------------------------   ------------
              Total                                                 7,598,410
             -------------------------------------------------   ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION--5.5%
             -------------------------------------------------
   2,000,000 6.48%, 12/5/2011                                       2,077,400
             -------------------------------------------------
   1,000,000 6.78%, 3/15/2004                                       1,005,600
             -------------------------------------------------
   4,000,000 7.93%, 1/20/2005                                       4,472,680
             -------------------------------------------------   ------------
              Total                                                 7,555,680
             -------------------------------------------------   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.1%
             -------------------------------------------------
   1,000,000 6.22%, 3/13/2006                                       1,022,130
             -------------------------------------------------
   1,000,000 6.44%, 6/21/2005                                       1,035,140
             -------------------------------------------------
   1,000,000 7.93%, 2/14/2025                                       1,214,540
             -------------------------------------------------
   2,000,000 8.20%, 3/10/2016                                       2,408,320
             -------------------------------------------------
   1,000,000 8.43%, 11/18/2024                                      1,278,110
             -------------------------------------------------   ------------
              Total                                                 6,958,240
             -------------------------------------------------   ------------
             STUDENT LOAN MARKETING ASSOCIATION--2.5%
             -------------------------------------------------
   3,000,000 7.30%, 8/1/2012                                        3,375,630
             -------------------------------------------------   ------------
              TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
             $23,740,311)                                          25,487,960
             -------------------------------------------------   ------------


GREAT PLAINS INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                        VALUE
 ----------- ----------------------------------------------   ------------

 MORTGAGE BACKED SECURITIES--22.0%
 ----------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION--13.6%
             ----------------------------------------------
  $  781,744 6.50%, 3/1/2003                                  $    788,342
             ----------------------------------------------
   1,609,177 6.50%, 4/1/2003                                     1,622,759
             ----------------------------------------------
   1,561,802 6.50%, 9/1/2010                                     1,569,127
             ----------------------------------------------
   1,619,500 6.50%, 2/1/2011                                     1,627,095
             ----------------------------------------------
   1,972,741 6.50%, 2/1/2011                                     1,981,993
             ----------------------------------------------
   1,813,920 6.50%, 1/1/2026                                     1,799,754
             ----------------------------------------------
     675,873 7.00%, 6/1/2003                                       688,337
             ----------------------------------------------
   1,177,677 7.00%, 3/1/2011                                     1,199,393
             ----------------------------------------------
   2,568,270 7.00%, 12/1/2011                                    2,615,629
             ----------------------------------------------
   1,484,262 7.00%, 8/1/2015                                     1,516,738
             ----------------------------------------------
     716,624 7.50%, 5/1/2000                                       729,838
             ----------------------------------------------
   1,714,513 7.50%, 5/1/2016                                     1,760,050
             ----------------------------------------------
     715,175 8.00%, 7/1/1999                                       729,256
             ----------------------------------------------   ------------
              Total                                             18,628,311
             ----------------------------------------------   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.8%
             ----------------------------------------------
   1,553,314 7.00%, 8/1/2001                                     1,580,497
             ----------------------------------------------
   1,907,502 7.00%, 3/1/2004                                     1,940,883
             ----------------------------------------------
   1,820,735 7.00%, 5/1/2016                                     1,858,861
             ----------------------------------------------
   1,209,924 8.00%, 7/1/2014                                     1,267,021
             ----------------------------------------------   ------------
              Total                                              6,647,262
             ----------------------------------------------   ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--3.6%
             ----------------------------------------------
   2,755,202 6.50%, 2/20/2026                                    2,719,054
             ----------------------------------------------
   1,649,451 7.50%, 8/20/2025                                    1,687,075
             ----------------------------------------------
      63,523 8.50%, 8/15/2016                                       67,195
             ----------------------------------------------
      93,724 8.50%, 8/15/2016                                       99,142
             ----------------------------------------------
      59,330 9.00%, 1/15/2004                                       62,370
             ----------------------------------------------
      75,875 9.00%, 2/15/2017                                       81,376
             ----------------------------------------------
      67,146 9.00%, 9/15/2019                                       72,014
             ----------------------------------------------
      83,359 9.00%, 9/15/2019                                       89,402
             ----------------------------------------------


GREAT PLAINS INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------

 MORTGAGE BACKED SECURITIES--CONTINUED
 ---------------------------------------------------------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
             ---------------------------------------------------
  $   17,088 10.00%, 4/15/2001                                     $     18,167
             ---------------------------------------------------
       9,859 10.00%, 9/15/2003                                           10,481
             ---------------------------------------------------   ------------
              Total                                                   4,906,276
             ---------------------------------------------------   ------------
              TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST
             $29,737,352)                                            30,181,849
             ---------------------------------------------------   ------------
 U.S. TREASURY SECURITIES--27.8%
 ---------------------------------------------------------------
   2,500,000 8.75%, 8/15/2000                                         2,679,800
             ---------------------------------------------------
     600,000 8.00%, 5/15/2001                                           641,424
             ---------------------------------------------------
   3,250,000 7.50%, 11/15/2001                                        3,452,410
             ---------------------------------------------------
   2,000,000 6.25%, 6/30/2002                                         2,046,840
             ---------------------------------------------------
   1,000,000 6.25%, 2/15/2003                                         1,027,300
             ---------------------------------------------------
   2,000,000 5.75%, 8/15/2003                                         2,011,980
             ---------------------------------------------------
   3,000,000 5.875%, 2/15/2004                                        3,042,660
             ---------------------------------------------------
   1,000,000 7.25%, 8/15/2004                                         1,085,470
             ---------------------------------------------------
   2,700,000 7.875%, 11/15/2004                                       3,026,214
             ---------------------------------------------------
   1,500,000 7.50%, 2/15/2005                                         1,654,050
             ---------------------------------------------------
   1,000,000 6.50%, 5/15/2005                                         1,047,210
             ---------------------------------------------------
     550,000 8.25%, 5/15/2005                                           579,035
             ---------------------------------------------------
   1,000,000 7.00%, 7/15/2006                                         1,083,410
             ---------------------------------------------------
   2,000,000 6.25%, 2/15/2007                                         2,074,800
             ---------------------------------------------------
   2,600,000 9.125%, 5/15/2009                                        3,046,082
             ---------------------------------------------------
     500,000 8.125%, 8/15/2019                                          626,530
             ---------------------------------------------------
   2,000,000 8.75%, 5/15/2020                                         2,669,640
             ---------------------------------------------------
   1,000,000 8.00%, 11/15/2021                                        1,249,600
             ---------------------------------------------------
     500,000 7.25%, 8/15/2022                                           578,180
             ---------------------------------------------------
   4,000,000 6.875%, 8/15/2025                                        4,468,040
             ---------------------------------------------------   ------------
              TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST
             $36,006,546)                                            38,090,675
             ---------------------------------------------------   ------------


GREAT PLAINS INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------

   SHARES                                                             VALUE
 ---------- ----------------------------------------------------   ------------
 MUTUAL FUND SHARES--2.9%
 ---------------------------------------------------------------
  4,045,222 Benchmark Diversified Fund (AT NET ASSET VALUE)        $  4,045,222
            ----------------------------------------------------   ------------
             TOTAL INVESTMENTS (IDENTIFIED COST $131,227,387)(A)   $136,220,066
            ----------------------------------------------------   ------------

(a) The cost of investments for federal tax purposes amounts to $131,227,387. The net unrealized appreciation of investments on a federal tax basis amounts to $4,992,679 which is comprised of $5,028,897 appreciation and $36,218 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($137,205,532) at February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS INTERMEDIATE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Total investments in securities, at
 value (identified and tax cost
 $131,227,387)                        $136,220,066
-------------------------------------
Income receivable                        1,726,967
------------------------------------- ------------
  Total assets                         137,947,033
  -----------------------------------
LIABILITIES:
---------------------------
Income distribution payable  $626,845
---------------------------
Accrued expenses              114,656
---------------------------  --------
  Total liabilities                        741,501
  ----------------------------------- ------------
NET ASSETS for 13,490,064 shares      $137,205,532
 outstanding                          ------------
-------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------
Paid in capital                       $132,221,509
-------------------------------------
Net unrealized appreciation of
 investments                             4,992,679
-------------------------------------
Accumulated net realized loss on            (8,656)
 investments                          ------------
-------------------------------------
  Total Net Assets                    $137,205,532
  ----------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PROCEEDS PER SHARE:
-------------------------------------
$137,205,532 / 13,490,064 shares            $10.17
 outstanding                          ------------
-------------------------------------
Offering Price Per Share (100/97 of         $10.48
 $10.17)*                             ------------
-------------------------------------
Redemption Proceeds Per Share               $10.17
------------------------------------- ------------

*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS INTERMEDIATE BOND FUND
STATEMENT OF OPERATIONS
PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED)(A)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------
Interest                                                            $3,587,576
------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $267,770
--------------------------------------------------------
Administrative personnel and services fee                   75,126
--------------------------------------------------------
Custodian fees                                              11,096
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses     9,986
--------------------------------------------------------
Trustees' fees                                               2,035
--------------------------------------------------------
Legal fees                                                   2,081
--------------------------------------------------------
Portfolio accounting fees                                   21,424
--------------------------------------------------------
Share registration costs                                    22,811
--------------------------------------------------------
Printing and postage                                         5,428
--------------------------------------------------------
Insurance premiums                                           1,628
--------------------------------------------------------
Miscellaneous                                                2,262
--------------------------------------------------------  --------
  Total expenses                                           421,647
  ------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------
 Waiver of investment advisory fee                            (987)
 -------------------------------------------------------  --------
  Net expenses                                                         420,660
  ----------------------------------------------------------------  ----------
    Net investment income                                            3,166,916
    --------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------
Net realized loss on investments                                        (7,335)
------------------------------------------------------------------
Net change in unrealized appreciation of investments                 4,992,679
------------------------------------------------------------------  ----------
  Net realized and unrealized gain on investments                    4,985,344
  ----------------------------------------------------------------  ----------
    Change in net assets resulting from operations                  $8,152,260
    --------------------------------------------------------------  ----------

(a) For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS INTERMEDIATE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                PERIOD ENDED
                                                                (UNAUDITED)
                                                                FEBRUARY 28,
                                                                  1998(A)
--------------------------------------------------------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                           $  3,166,916
--------------------------------------------------------------
Net realized loss on investments ($7,335, net loss,
as computed for federal tax purposes)                                 (7,335)
--------------------------------------------------------------
Net change in unrealized appreciation                              4,992,679
--------------------------------------------------------------  ------------
  Change in net assets resulting from operations                   8,152,260
  ------------------------------------------------------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income                          (3,166,916)
--------------------------------------------------------------
Distributions from net realized gains                                 (1,321)
--------------------------------------------------------------  ------------
  Change in net assets resulting from distributions to            (3,168,237)
   shareholders                                                 ------------
  ------------------------------------------------------------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                     138,806,766
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
 distributions declared                                            1,070,357
--------------------------------------------------------------
Cost of shares redeemed                                           (7,755,614)
--------------------------------------------------------------  ------------
  Change in net assets resulting from share transactions         132,121,509
  ------------------------------------------------------------  ------------
    Change in net assets                                         137,105,532
    ----------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                                  100,000
--------------------------------------------------------------  ------------
End of period                                                   $137,205,532
--------------------------------------------------------------  ------------

(a) For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--96.3%
 --------------------------------------------------------
            ARIZONA--1.3%
            ---------------------------------------------
 $  500,000 Arizona State Transportation Board, Revenue
            Bonds, 5.25%, 7/1/2007                            AAA   $   529,935
            ---------------------------------------------
    300,000 Tempe, AZ, GO, 6.00%, 7/1/2005                    AA+       323,601
            ---------------------------------------------           -----------
             Total                                                      853,536
            ---------------------------------------------           -----------
            CALIFORNIA--1.4%
            ---------------------------------------------
    150,000 California Health Facilities Financing
            Authority, Revenue Bonds, 7.20%, 8/1/2002
            (CedarKnoll, Inc.)/(California Mortgage
            Insurance)                                        A+        163,062
            ---------------------------------------------
    250,000 California State Department of Water
            Resources, Revenue Bonds, 5.00%, 12/1/1998        AA        252,703
            ---------------------------------------------
    500,000 Los Angeles, CA Department of Water & Power,
            Revenue Bonds, 6.75%, 5/15/1999                   A+        518,305
            ---------------------------------------------           -----------
             Total                                                      934,070
            ---------------------------------------------           -----------
            DISTRICT OF COLUMBIA--0.4%
            ---------------------------------------------
    250,000 District of Columbia, GO, 6.625%, 6/1/1998
            (MBIA INS)                                        AAA       251,952
            ---------------------------------------------           -----------
            FLORIDA--1.2%
            ---------------------------------------------
    300,000 Daytona Beach, FL, Revenue Bonds, 5.30%,
            11/15/2001 (AMBAC)                                AAA       313,854
            ---------------------------------------------
    450,000 Florida State Board of Education
            Administration, GO, 5.40%, 6/1/2004               AA+       475,151
            ---------------------------------------------           -----------
             Total                                                      789,005
            ---------------------------------------------           -----------
            ILLINOIS--3.6%
            ---------------------------------------------
    500,000 Central Lake County, IL Joint Action Water
            Agency, Revenue Bonds, 5.40% 5/1/2007 (FGIC)      AAA       536,995
            ---------------------------------------------
    400,000 Chicago, IL Metropolitan Water Reclamation
            District, GO, 5.45%, 12/1/2001                    AA        420,468
            ---------------------------------------------
    250,000 Illinois State, GO, 5.50%, 10/1/1998              AA        252,848
            ---------------------------------------------
    500,000 Illinois State, GO, 5.40%, 4/1/2006               AA        535,125
            ---------------------------------------------
    600,000 Palatine, IL, Revenue Bonds, 5.50%, 12/1/2026
            (Federal National Mortgage Association)           AAA       626,238
            ---------------------------------------------           -----------
             Total                                                    2,371,674
            ---------------------------------------------           -----------


GREAT PLAINS TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            IOWA--1.3%
            ---------------------------------------------
 $  345,000 Cedar Rapids, IA, GO, 5.00%, 6/1/2008             Aaa   $   353,346
            ---------------------------------------------
    500,000 Sioux City, IA, GO, 6.20%, 6/1/2004               AA-       546,235
            ---------------------------------------------           -----------
             Total                                                      899,581
            ---------------------------------------------           -----------
            KANSAS--0.5%
            ---------------------------------------------
    300,000 Kansas State Department of Transportation,
            Revenue Bonds, 4.25%, 9/1/2002                    AA        303,188
            ---------------------------------------------           -----------
            KENTUCKY--0.3%
            ---------------------------------------------
    200,000 Louisville & Jefferson County, KY
            Metropolitan Sewer District, 6.80%, 5/1/1998
            (Refunded)                                        AAA       201,137
            ---------------------------------------------           -----------
            MAINE--0.4%
            ---------------------------------------------
    250,000 Maine State, GO, 5.40%, 3/1/2000                  AA+       257,840
            ---------------------------------------------           -----------
            MARYLAND--1.3%
            ---------------------------------------------
            Baltimore, MD, Revenue Bonds, 4.50%, 7/1/2003
    500,000 (FGIC)                                            AAA       509,245
            ---------------------------------------------
            Baltimore, MD, Revenue Bonds, 5.80%, 7/1/2002
    300,000 (FGIC)                                            AAA       320,643
            ---------------------------------------------           -----------
             Total                                                      829,888
            ---------------------------------------------           -----------
            MICHIGAN--0.9%
            ---------------------------------------------
    400,000 Maruette & Baraga Counties, MI Nice Community
            School District, GO, 5.25%, 5/1/2008 (MBIA)       AAA       419,700
            ---------------------------------------------
    200,000 Wayne Westland Community Schools, GO Bonds,
            5.00%, 5/1/2002 (Q-SBLF)                          AA        202,288
            ---------------------------------------------           -----------
             Total                                                      621,988
            ---------------------------------------------           -----------
            MINNESOTA--2.7%
            ---------------------------------------------
  1,000,000 Minneapolis Special School District No. 001,
            MN, GO, 5.00%, 2/1/2010                           AA+     1,023,620
            ---------------------------------------------
    500,000 North St. Paul-Maplewood, MN GO ISD 622,
            6.10%, 2/1/2004 (MBIA)                            AAA       548,825
            ---------------------------------------------
    200,000 Ramsey County, MN, GO, 6.65%, 2/1/1999            AA+       205,624
            ---------------------------------------------           -----------
             Total                                                    1,778,069
            ---------------------------------------------           -----------
            MISSOURI--1.6%
            ---------------------------------------------
    500,000 Missouri State, GO, 5.00%, 8/1/2003               AAA       520,505
            ---------------------------------------------


GREAT PLAINS TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            MISSOURI--CONTINUED
            ---------------------------------------------
 $  500,000 St. Charles, MO Public Facilities Authority,
            Revenue Bonds, 5.00%, 2/1/2001 (AMBAC)            AAA   $   513,810
            ---------------------------------------------           -----------
             Total                                                    1,034,315
            ---------------------------------------------           -----------
            NEBRASKA--56.6%
            ---------------------------------------------
    445,000 Buffalo County, NE School District No. 007,
            GO, 4.10%, 11/1/2003                               A        443,638
            ---------------------------------------------
  1,000,000 Cass County, NE School District No. 001, GO,
            5.00%, 12/15/2014 (AMBAC)                         AAA       988,730
            ---------------------------------------------
    300,000 Cass County, NE School District No. 001, GO,
            6.25%, 12/1/2014 (FGIC)                           AAA       314,850
            ---------------------------------------------
    300,000 Cornhusker, NE Public Power District, Revenue
            Bonds, 5.20%, 3/1/2003                             A        314,535
            ---------------------------------------------
  1,450,000 Douglas County, NE Hospital Authority No. 02,
            5.125%, 9/1/2012 (Immanuel Medical
            Center)/(AMBAC)                                   AAA     1,477,289
            ---------------------------------------------
    500,000 Douglas County, NE Hospital Authority No. 02,
            Revenue Bonds, 5.00%, 11/15/2000 (Catholic
            Health Corp.)/(MBIA)                              AAA       513,890
            ---------------------------------------------
    750,000 Douglas County, NE School District No. 17,
            GO, 5.30%, 10/1/2007                              A+        776,603
            ---------------------------------------------
    500,000 Douglas County, NE School District No. 17,
            GO, 5.50%, 6/15/2004 (MBIA)                       AAA       514,405
            ---------------------------------------------
    300,000 Douglas County, NE, GO, 4.95%, 7/1/2003           AA+       310,977
            ---------------------------------------------
    400,000 Douglas County, NE, Revenue Bonds, 4.75%,
            5/1/2000 (Joslyn Museum)/(Norwest LOC)            AA        405,968
            ---------------------------------------------
    520,000 Gage County, NE School District No. 015, GO,
            5.50%, 12/15/2009 (AMBAC)                         AAA       546,276
            ---------------------------------------------
    500,000 Grand Island, NE, Revenue Bonds, 5.60%,
            4/1/2006                                           A        536,265
            ---------------------------------------------
    500,000 Grand Island, NE, Revenue Bonds, 5.75%,
            4/1/2007                                           A        539,025
            ---------------------------------------------
    200,000 Grand Island, NE, Revenue Bonds, 6.00%,
            9/1/2000 /(Refunded)                              A+        208,384
            ---------------------------------------------
    500,000 Hall County, NE School District No. 2, GO,
            4.70%, 12/1/2003                                  A1        510,040
            ---------------------------------------------
    500,000 Hall County, NE School District No. 2, GO,
            4.70%, 12/1/2005                                  A1        509,290
            ---------------------------------------------
    400,000 Hall County, NE School District No. 2, GO,
            5.00%, 8/15/2008                                  A1        408,792
            ---------------------------------------------


GREAT PLAINS TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            NEBRASKA--CONTINUED
            ---------------------------------------------
 $  500,000 Hastings, NE, Revenue Bonds, 4.65%, 1/1/2004       A    $   509,970
            ---------------------------------------------
    300,000 Hastings, NE, Revenue Bonds, 5.20%, 1/1/2000       A        307,182
            ---------------------------------------------
    300,000 Kearney, NE, Revenue Bonds, 5.80%, 6/1/2002       A1        301,275
            ---------------------------------------------
  1,000,000 Lancaster County, NE Hospital Authority No.
            1, Revenue Bonds, 5.10%, 6/1/2010 (Bryan
            Memorial Hospital Project)                        AAA     1,029,300
            ---------------------------------------------
    250,000 Lancaster County, NE Hospital Authority No.
            1, Revenue Bonds, 5.90%, 6/1/2000 (MBIA)          AAA       261,008
            ---------------------------------------------
    200,000 Lancaster County, NE Leasing Corp., Crossover
            Refunding Revenue Bonds, 5.70%, 7/15/2002         AA+       201,188
            ---------------------------------------------
  2,000,000 Lancaster County, NE School District No. 001,
            GO, 5.00%, 1/15/2009                              AAA     2,070,380
            ---------------------------------------------
    600,000 Lancaster County, NE School District No. 145
            Waverly, GO, 5.70%, 12/1/2016 (AMBAC)             AAA       623,484
            ---------------------------------------------
  1,500,000 Lincoln, NE Electric Systems, 5.30%, 9/1/2009     AA      1,569,915
            ---------------------------------------------
    400,000 Lincoln, NE Electric Systems, 5.40%, 9/1/2004
            (Refunded)                                        AA+       428,340
            ---------------------------------------------
    500,000 Lincoln, NE Electric Systems, 5.40%, 9/1/2010     AA        523,670
            ---------------------------------------------
    300,000 Lincoln, NE Hospital, 5.60%, 12/1/2003 (FSA)      AAA       324,306
            ---------------------------------------------
    400,000 Lincoln, NE Waterworks, 4.80%, 8/15/2002          AA+       412,800
            ---------------------------------------------
    500,000 Lincoln, NE Waterworks, 5.30%, 8/15/2009          AA+       523,185
            ---------------------------------------------
    300,000 Lincoln, NE, GO, 4.50%, 9/1/1999                  AAA       300,207
            ---------------------------------------------
    200,000 Lincoln, NE, GO, 4.80%, 5/1/2003                  AAA       200,240
            ---------------------------------------------
    200,000 Lincoln, NE, GO, 5.30%, 12/15/2001                AAA       200,216
            ---------------------------------------------
    500,000 Lincoln-Lancaster County, NE Public Building
            Commission, 5.25%, 10/15/2008                     AA+       532,695
            ---------------------------------------------
    250,000 Lincoln-Lancaster County, NE Public Building
            Commission, 5.80%, 10/15/2018                     AA+       263,790
            ---------------------------------------------
    400,000 Madison County, NE School District No. 2, GO,
            5.10%, 6/1/2009 (AMBAC)                           AAA       407,444
            ---------------------------------------------
    400,000 Municipal Energy Agency of Nebraska, 5.40%,
            4/1/2003 (AMBAC)                                  AAA       421,792
            ---------------------------------------------


GREAT PLAINS TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            NEBRASKA--CONTINUED
            ---------------------------------------------
 $  500,000 Nebraska Educational Finance Authority,
            Revenue Bonds, 5.60%, 11/1/2003 (Creighton
            University Project)/(MBIA)                        AAA   $   511,845
            ---------------------------------------------
    225,000 Nebraska Investment Finance Authority, 5.40%,
            9/1/2003                                          AAA       235,647
            ---------------------------------------------
     32,000 Nebraska Investment Finance Authority, 6.50%,
            9/15/2014 (GNMA COL)                              AAA        32,046
            ---------------------------------------------
    135,000 Nebraska Investment Finance Authority, 6.80%,
            3/15/1999 (GNMA COL)                              AAA       138,357
            ---------------------------------------------
    490,000 Nebraska Investment Finance Authority, 5.55%,
            5/15/2003 (Great Plains Regional Medical
            Center Project)/(Asset Guaranty)                  AA        520,669
            ---------------------------------------------
    360,000 Nebraska Investment Finance Authority, 6.40%,
            7/1/2005                                          A+        390,996
            ---------------------------------------------
  1,000,000 Nebraska Investment Finance Authority,
            Revenue Bonds, 5.00%, 8/15/2011 (AMBAC)           AAA     1,016,210
            ---------------------------------------------
    500,000 Nebraska Public Power District, 4.80%,
            1/1/2003                                          A+        513,885
            ---------------------------------------------
    200,000 Nebraska Public Power District, 5.40%,
            1/1/2000                                          A+        205,530
            ---------------------------------------------
    225,000 Nebraska Public Power District, 6.00%,
            1/1/2006                                          A+        240,901
            ---------------------------------------------
    300,000 Norris Public Power District, 4.85%, 1/1/2003      A        308,451
            ---------------------------------------------
    300,000 Norris Public Power District, 5.20%, 1/1/1999      A        301,644
            ---------------------------------------------
    540,000 Omaha, NE Airport Authority, 5.00%, 1/1/2008
            (MBIA)                                            AAA       560,687
            ---------------------------------------------
    215,000 Omaha, NE Auditorium Facilities Corp., 4.55%,
            8/15/2002                                         AA+       219,702
            ---------------------------------------------
    475,000 Omaha, NE Parking Facilities Corp., 5.20%,
            9/15/2009                                         AA+       500,042
            ---------------------------------------------
    500,000 Omaha, NE Parking Facilities Corp., 5.70%,
            9/15/2015                                         AA+       530,595
            ---------------------------------------------
    200,000 Omaha, NE Public Power District, Revenue
            Bonds, 5.55%, 2/1/1999                            AAA       203,568
            ---------------------------------------------
    500,000 Omaha, NE Public Power District, Revenue
            Bonds, 5.35%, 2/1/2001                            Aa2       519,105
            ---------------------------------------------
    490,000 Omaha, NE Public Power District, Revenue
            Bonds, 4.20%, 2/1/2001                            AA        493,518
            ---------------------------------------------
    500,000 Omaha, NE Public Power District, Revenue
            Bonds, 5.10%, 2/1/2003                            AA        522,315
            ---------------------------------------------
    405,000 Omaha, NE Riverfront Development Corp.,
            Revenue Bonds, 4.60% 12/1/2004 (Douglas
            County, NE GTD)                                   AA+       405,348
            ---------------------------------------------


GREAT PLAINS TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            NEBRASKA--CONTINUED
            ---------------------------------------------
 $  500,000 Omaha, NE School District, GO, 4.85%,
            6/15/2004                                         AAA   $   511,455
            ---------------------------------------------
    500,000 Omaha, NE School District, GO, 5.35%,
            6/15/2005                                         AAA       510,385
            ---------------------------------------------
    700,000 Omaha, NE, GO, 5.25%, 12/1/2012                   AAA       729,771
            ---------------------------------------------
    500,000 Omaha, NE, GO, 6.10%, 9/1/2004                    AAA       541,060
            ---------------------------------------------
    510,000 Omaha, NE, Revenue Bonds, 5.20%, 1/15/2002        AA        531,379
            ---------------------------------------------
    400,000 Omaha-Douglas County, NE Public Building
            Commission, GO, 5.35%, 5/1/1999                   AA        407,424
            ---------------------------------------------
    500,000 Papillion La Vista, NE School District No.
            027, GO, 4.60%, 11/1/2003                         A+        506,760
            ---------------------------------------------
    500,000 University of Nebraska Facilities Corp.,
            4.90%, 1/1/2003 (University of Nebraska
            Medical Center Project)                           AA-       516,390
            ---------------------------------------------
    700,000 University of Nebraska Facilities Corp.,
            5.45%, 7/1/2008 (University of Nebraska
            Medical Center Project)                           AA-       728,623
            ---------------------------------------------
  1,200,000 University of Nebraska Facilities Corp.,
            4.95%, 11/1/2009 (Mem. Stadium Project)           AA-     1,229,172
            ---------------------------------------------
    370,000 University of Nebraska, 4.60%, 5/15/2003 UNO
            Std. Fee                                          A+        375,979
            ---------------------------------------------
    330,000 University of Nebraska, 4.90%, 7/1/2005 UNL
            Std. Fee                                          A+        340,296
            ---------------------------------------------
    210,000 University of Nebraska, 4.90%, 7/1/2006 UNK
            Std. Fee                                           A        212,894
            ---------------------------------------------
    275,000 University of Nebraska, 5.15%, 7/1/2009 UNK
            Std. Fee                                           A        278,704
            ---------------------------------------------
    440,000 University of Nebraska, 5.00%, 6/1/2007
            (Lincoln Parking Project)                         A-        454,766
            ---------------------------------------------
    310,000 University of Nebraska, 5.40%, 6/1/2013
            (Lincoln Parking Project)                         A-        318,413
            ---------------------------------------------           -----------
             Total                                                   37,295,876
            ---------------------------------------------           -----------
            NEVADA--1.9%
            ---------------------------------------------
    500,000 Clark County, NV School District, GO, 6.375%,
            6/15/2005 (FGIC)                                  AAA       563,530
            ---------------------------------------------
    240,000 Nevada Housing Division, 5.60%, 10/1/2007         Aaa       253,008
            ---------------------------------------------
    385,000 Nevada State, GO, 5.40%, 2/1/2008                 AA        408,404
            ---------------------------------------------           -----------
             Total                                                    1,224,942
            ---------------------------------------------           -----------
            NEW YORK--1.0%
            ---------------------------------------------
    150,000 New York City, NY, GO, 7.25%, 10/1/2005
            (Refunded)                                        AAA       160,323
            ---------------------------------------------


GREAT PLAINS TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            NEW YORK--CONTINUED
            ---------------------------------------------
 $  250,000 New York State Environmental Facilities
            Corp., 6.20%, 6/15/2001                            A    $   266,988
            ---------------------------------------------
    250,000 Triborough Bridge & Tunnel Authority, NY,
            5.55%, 1/1/2000 (FGIC)                            AAA       258,025
            ---------------------------------------------           -----------
             Total                                                      685,336
            ---------------------------------------------           -----------
            OHIO--3.2%
            ---------------------------------------------
    200,000 Columbus, OH City School District, GO, 6.95%,
            2/1/2002 (Refunded)                               NR        214,596
            ---------------------------------------------
    150,000 Columbus, OH, GO, 7.00%, 7/1/1999 (Refunded)      Aaa       156,414
            ---------------------------------------------
    500,000 Northeast OH Regional Sewer District, 5.10%,
            11/15/2007 (AMBAC)                                AAA       528,250
            ---------------------------------------------
    400,000 Ohio State, GO, 4.70%, 2/1/2002                   AA+       410,220
            ---------------------------------------------
    500,000 Ohio State, GO, 4.85%, 8/1/2007                   AA+       519,935
            ---------------------------------------------
    250,000 Ohio State, GO, 5.80%, 8/1/2001                   AA+       264,930
            ---------------------------------------------           -----------
             Total                                                    2,094,345
            ---------------------------------------------           -----------
            OKLAHOMA--0.4%
            ---------------------------------------------
    255,000 Oklahoma City, OK, GO, 4.20%, 7/1/2000
            (Refunded)                                        Aaa       257,229
            ---------------------------------------------           -----------
            PUERTO RICO--0.8%
            ---------------------------------------------
    500,000 Commonwealth of Puerto Rico, GO, 5.20%,
            7/1/2006 (MBIA)                                   AAA       533,775
            ---------------------------------------------           -----------
            TEXAS--4.9%
            ---------------------------------------------
    250,000 Austin, TX, GO, 7.30%, 9/1/1998 (Refunded)        AA        254,755
            ---------------------------------------------
     25,000 Birdville, TX ISD, GO, 4.25%, 2/15/2001           AAA        25,211
            ---------------------------------------------
    475,000 Birdville, TX ISD, GO, 4.25%, 2/15/2001           AAA       478,615
            ---------------------------------------------
    500,000 Fort Bend, TX ISD, GO, 5.50%, 2/15/2010
            (PSFG)                                            AAA       515,040
            ---------------------------------------------
    300,000 Georgetown, TX , Revenue Bonds, 6.30%,
            8/15/2000 (MBIA)                                  AAA       316,974
            ---------------------------------------------
    300,000 Houston, TX, ISD, GO, 5.40%, 8/15/2001 (PSFG)     AAA       313,761
            ---------------------------------------------
    300,000 Houston, TX, GO, 5.90%, 3/1/2003                  AA-       319,557
            ---------------------------------------------
    240,000 San Antonio, TX Water Authority, 5.90%,
            5/15/2000 (FGIC)                                  AAA       250,445
            ---------------------------------------------
    300,000 San Antonio, TX, GO, 5.30%, 8/1/2003              AA        314,433
            ---------------------------------------------


GREAT PLAINS TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            TEXAS--CONTINUED
            ---------------------------------------------
 $  380,000 Wylie, TX, ISD, GO, 6.20%, 8/15/2004 (PSFG)       Aaa   $   422,188
            ---------------------------------------------           -----------
             Total                                                    3,210,979
            ---------------------------------------------           -----------
            UTAH--1.6%
            ---------------------------------------------
    500,000 Salt Lake City, UT School District, GO,
            4.80%, 3/1/2008                                   Aaa       512,700
            ---------------------------------------------
    500,000 Utah State University, 5.55%, 12/1/2005
            (MBIA)                                            AAA       536,295
            ---------------------------------------------           -----------
             Total                                                    1,048,995
            ---------------------------------------------           -----------
            VIRGINIA--2.2%
            ---------------------------------------------
    400,000 Fairfax County, VA, GO, 5.00%, 6/1/2002           AAA       412,972
            ---------------------------------------------
  1,000,000 Roanoke, VA, GO, 5.00%, 8/1/2009                  AA      1,038,680
            ---------------------------------------------           -----------
             Total                                                    1,451,652
            ---------------------------------------------           -----------
            WASHINGTON--3.9%
            ---------------------------------------------
  1,155,000 Seattle, WA Municipal Lighting & Power,
            Revenue Bonds, 5.00%, 7/1/2008                    AA      1,205,196
            ---------------------------------------------
    250,000 Snohomish County, WA, 6.30%, 12/1/1999 (MBIA)     AAA       260,915
            ---------------------------------------------
    500,000 Washington State Health Care Facility
            Authority, Revenue Bonds, 5.90%, 10/1/2003
            (Sisters of Providence)/(FGIC)                    AAA       541,450
            ---------------------------------------------
    250,000 Washington State, GO, 7.00%, 9/1/1998             AA+       254,398
            ---------------------------------------------
    300,000 Washington State, GO, 7.30%, 10/1/1998            AA+       306,588
            ---------------------------------------------           -----------
             Total                                                    2,568,547
            ---------------------------------------------           -----------
            WISCONSIN--2.9%
            ---------------------------------------------
    500,000 Appleton, WI, Revenue Bonds, 5.35%, 1/1/2005      A1        516,425
            ---------------------------------------------
    350,000 Milwaukee, WI, GO, 5.90%, 6/15/2004               AA+       374,511
            ---------------------------------------------
    500,000 Neenah, WI Joint School District, 5.20%,
            3/1/2008                                          Aa        522,065
            ---------------------------------------------
    500,000 Wisconsin State, GO, 5.00%, 5/1/2000              AA        511,215
            ---------------------------------------------           -----------
             Total                                                    1,924,216
            ---------------------------------------------           -----------
            TOTAL LONG-TERM MUNICIPAL SECURITIES
            (IDENTIFIED COST $60,854,764)                            63,422,135
            ---------------------------------------------           -----------


GREAT PLAINS TAX-FREE BOND FUND
-------------------------------------------------------------------------------

                                                            CREDIT
  SHARES                                                    RATING*    VALUE
 --------- ----------------------------------------------   ------- -----------
 MUTUAL FUNDS--2.8%
 --------------------------------------------------------
 1,862,310 Benchmark Tax Exempt Fund (AT NET ASSET VALUE)           $ 1,862,310
           ----------------------------------------------           -----------
           TOTAL INVESTMENTS (IDENTIFIED COST
           $62,717,074)(A)                                          $65,284,445
           ----------------------------------------------           -----------

(a) The cost of investments for federal tax purposes amounts to $62,717,074. The net unrealized appreciation of investments on a federal tax basis amounts to $2,567,371 which is comprised of $2,567,382 appreciation and $11 depreciation at February 28, 1998.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
     ($65,831,024) at February 28, 1998.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation Asset Guaranty--Asset Guaranty Reinsurance Company COL--Collateralized FGIC--Financial Guaranty Insurance Company FSA--Financial Security Assurance GNMA--Government National Mortgage Association GO--General Obligation GTD--Guaranty INS--Insured ISD--Independent School District LOC--Letter of Credit MBIA--Municipal Bond Investors Assurance PSFG--Permanent School Fund Guarantee REFUNDED--Secured by U.S. Government Securities as Collateral Q-SBLF--Qualified State Bond Loan Fund

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS TAX-FREE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Total investments in securities, at
 value (identified and tax cost
 $62,717,074)                         $65,284,445
-------------------------------------
Income receivable                         837,747
------------------------------------- -----------
  Total assets                         66,122,192
-------------------------------------
LIABILITIES:
---------------------------
Income distribution payable  $222,090
---------------------------
Accrued expenses               69,078
---------------------------  --------
  Total liabilities                       291,168
------------------------------------- -----------
NET ASSETS for 6,526,232 shares       $65,831,024
 outstanding                          -----------
-------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------
Paid in capital                       $63,230,141
-------------------------------------
Net unrealized appreciation of
 investments                            2,567,371
-------------------------------------
Accumulated net realized gain on           33,512
 investments                          -----------
-------------------------------------
  Total Net Assets                    $65,831,024
------------------------------------- -----------
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PROCEEDS PER SHARE:
-------------------------------------
Net Asset Value Per Share
 ($65,831,024 / 6,526,232 shares           $10.09
 outstanding)                         -----------
-------------------------------------
Offering Price Per Share (100/97.00        $10.40
 of $10.09)*                          -----------
-------------------------------------
Redemption Proceeds Per Share              $10.09
------------------------------------- -----------

*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS TAX-FREE BOND FUND
STATEMENT OF OPERATIONS
PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED)(A)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------
Interest                                                            $1,378,089
------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $134,308
--------------------------------------------------------
Administrative personnel and services fee                   37,789
--------------------------------------------------------
Custodian fees                                               7,909
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses     9,986
--------------------------------------------------------
Trustees' fees                                               2,035
--------------------------------------------------------
Legal fees                                                   2,081
--------------------------------------------------------
Portfolio accounting fees                                   14,888
--------------------------------------------------------
Share registration costs                                    13,887
--------------------------------------------------------
Printing and postage                                         5,428
--------------------------------------------------------
Insurance premiums                                           1,357
--------------------------------------------------------
Miscellaneous                                                2,262
--------------------------------------------------------  --------
  Total expenses                                           231,930
--------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------
 Waiver of investment advisory fee                            (865)
--------------------------------------------------------  --------
  Net expenses                                                         231,065
------------------------------------------------------------------  ----------
    Net investment income                                            1,147,024
------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------
Net realized gain on investments                                        43,875
------------------------------------------------------------------
Net change in unrealized appreciation of investments                 2,567,371
------------------------------------------------------------------  ----------
  Net realized and unrealized gain on investments                    2,611,246
------------------------------------------------------------------  ----------
    Change in net assets resulting from operations                  $3,758,270
------------------------------------------------------------------  ----------

(a)For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS TAX-FREE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    PERIOD ENDED
                                                                    (UNAUDITED)
                                                                    FEBRUARY 28,
                                                                      1998(A)
------------------------------------------------------------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------
Net investment income                                               $ 1,147,024
-------------------------------------------------------------------
Net realized gain on investments ($43,875, net gain,
as computed for federal tax purposes)                                    43,875
-------------------------------------------------------------------
Net change in unrealized appreciation                                 2,567,371
------------------------------------------------------------------- -----------
  Change in net assets resulting from operations                      3,758,270
  ----------------------------------------------------------------- -----------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------
Distributions from net investment income                             (1,147,024)
-------------------------------------------------------------------
Distributions from net realized gains                                   (10,363)
------------------------------------------------------------------- -----------
  Change in net assets resulting from distributions to shareholders  (1,157,387)
  ----------------------------------------------------------------- -----------
SHARE TRANSACTIONS--
-------------------------------------------------------------------
Proceeds from sale of shares                                         65,972,475
-------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
 distributions declared                                                     193
-------------------------------------------------------------------
Cost of shares redeemed                                              (2,742,527)
------------------------------------------------------------------- -----------
  Change in net assets resulting from share transactions             63,230,141
  ----------------------------------------------------------------- -----------
    Change in net assets                                             65,831,024
    ---------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------
Beginning of period                                                          --
------------------------------------------------------------------- -----------
End of period                                                       $65,831,024
------------------------------------------------------------------- -----------

(a)For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

1. ORGANIZATION

Great Plains Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

              PORTFOLIO NAME             DIVERSIFICATION   INVESTMENT OBJECTIVE
---------------------------------------------------------------------------------
  Great Plains Equity Fund               Non-diversified To seek total return
   ("Equity Fund")                                       (consisting of current
                                                         income and capital
                                                         appreciation) over the
                                                         long-term.
---------------------------------------------------------------------------------
  Great Plains International Equity Fund Non-diversified To seek total return
   ("International Equity Fund")*                        (consisting of current
                                                         income and capital
                                                         appreciation) over the
                                                         long-term.
---------------------------------------------------------------------------------
  Great Plains Premier Fund              Non-diversified To seek total return
   ("Premier Fund")                                      (consisting of current
                                                         income and capital
                                                         appreciation) over the
                                                         long-term.
---------------------------------------------------------------------------------
  Great Plains Intermediate Bond Fund    Diversified     To seek total return
   ("Intermediate Bond Fund")                            (consisting of current
                                                         income and capital
                                                         appreciation).
---------------------------------------------------------------------------------
  Great Plains Tax-Free Bond Fund        Non-diversified To seek current income
   ("Tax-Free Fund")                                     that is exempt from
                                                         federal regular income
                                                         tax and secondarily to
                                                         seek current income
                                                         that is also exempt
                                                         from the regular income
                                                         taxes imposed by the
                                                         State of Nebraska.


*International Equity Fund was effective but had no public investment as of February 28, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale


GREAT PLAINS FUNDS
-------------------------------------------------------------------------------
  price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.



GREAT PLAINS FUNDS
--------------------------------------------------------------------------------
3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                            EQUITY FUND
                                                            ------------
                                                            PERIOD ENDED
                                                            FEBRUARY 28,
                                                              1998(A)
                                                            ------------
                                                               SHARES
----------------------------------------------------------- ------------
Shares sold                                                  19,742,860
-----------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                         7,020
-----------------------------------------------------------
Shares redeemed                                              (1,016,450)
-----------------------------------------------------------  ----------
  Net change resulting from Equity Fund share transactions   18,733,430
  ---------------------------------------------------------  ----------
                                                              PREMIER
                                                                FUND
                                                            ------------
                                                            PERIOD ENDED
                                                            FEBRUARY 28,
                                                              1998(A)
                                                            ------------
                                                               SHARES
----------------------------------------------------------- ------------
Shares sold                                                   2,627,076
-----------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                           168
-----------------------------------------------------------
Shares redeemed                                                (137,503)
-----------------------------------------------------------  ----------
  Net change resulting from Premier Fund share transactions   2,489,741
  ---------------------------------------------------------  ----------
                                                            INTERMEDIATE
                                                             BOND FUND
                                                            ------------
                                                            PERIOD ENDED
                                                            FEBRUARY 28,
                                                              1998(A)
                                                            ------------
                                                               SHARES
----------------------------------------------------------- ------------
Shares sold                                                  14,141,078
-----------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                       105,544
-----------------------------------------------------------
Shares redeemed                                                (766,558)
-----------------------------------------------------------  ----------
  Net change resulting from Intermediate Bond Fund share     13,480,064
   transactions                                              ----------
  ---------------------------------------------------------

(a) For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.


GREAT PLAINS FUNDS
-------------------------------------------------------------------------------

                            TAX-FREE
                              FUND
                          ------------
                          PERIOD ENDED
                          FEBRUARY 28,
                            1998(A)
                          ------------
                             SHARES
------------------------  ------------
Shares sold                6,799,495
------------------------
Shares issued to
 shareholders in payment
 of distributions
 declared                         19
------------------------
Shares redeemed             (273,282)
------------------------   ---------
  Net change resulting
   from Tax-Free Fund      6,526,232
   share transactions      ---------
  ----------------------

(a) For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--First Commerce Investors, Inc., the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

                        ANNUAL
FUND                     RATE
----------------------  ------
Equity Fund              0.75%
----------------------
Premier Fund             1.00%
----------------------
Intermediate Bond Fund   0.50%
----------------------
Tax-Free Fund            0.50%
----------------------

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of the Trust for the period.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.



GREAT PLAINS FUNDS
-------------------------------------------------------------------------------
CUSTODIAN FEES--National Bank of Commerce is the Funds' custodian for which it receives a fee. The fee is based upon, the market value of the Funds' securities held in custody for the period, plus certain out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were initially borne by FServ. The Funds have agreed to reimburse FServ for the organizational expenses during the five year period following each Fund's effective date. The organizational expenses for each Fund are estimated as listed below:

                        EXPENSES OF
                        ORGANIZING
FUND                     THE FUNDS
----------------------  -----------
Equity Fund               $7,350
----------------------
Premier Fund              $1,750
----------------------
Intermediate Bond Fund    $5,690
----------------------
Tax-Free Fund             $4,910
----------------------

INTERFUND TRANSACTIONS--During the period ended February 28, 1998, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and were attributable to the conversion of assets of common and collective trust funds into each of the funds. Interfund transactions were as follows:

FUND                     PURCHASES   SALES
----------------------  ------------ -----
Equity Fund             $180,831,842  $--
----------------------
Premier Fund            $ 20,989,011  $--
----------------------
Intermediate Bond Fund  $123,275,272  $--
----------------------
Tax-Free Fund           $ 61,435,262  $--
----------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term and conversion securities, for the period ended February 28, 1998, were as follows:

FUND                     PURCHASES     SALES
----------------------  ----------- -----------
Equity Fund             $99,899,409 $21,519,976
----------------------
Premier Fund            $24,806,179 $ 4,629,517
----------------------
Intermediate Bond Fund  $63,574,747 $ 2,955,051
----------------------
Tax-Free Fund           $ 4,678,310 $ 2,370,522
----------------------



GREAT PLAINS FUNDS
-------------------------------------------------------------------------------
6. CONCENTRATION OF CREDIT RISK

Since Tax-Free Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at February 28, 1998, 29.4% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.0% of total investments.

 H.Please delete the Funds' and Distributor's addresses on page 46 and replace them with the following:

  5800 Corporate Drive
  Pittsburgh, Pennsylvania 15237-5829



Cusip 391163102 Cusip 391163201 Cusip 391163300 Cusip 391163409 Cusip 391163508
G02264-03 (4/98)
                                                           [RECYCLED LOGO]








GREAT PLAINS FUNDS

Great Plains Funds (the "Trust") is an open-end, management investment company. The Trust has the following five separate investment portfolios or mutual funds (each portfolio individually referred to as a "Fund" and collectively as the "Funds"). Each Fund offers its own shares and has a distinct investment goal to meet specific investor needs.

GREAT PLAINS EQUITY FUND
GREAT PLAINS INTERNATIONAL EQUITY FUND
GREAT PLAINS PREMIER FUND
GREAT PLAINS INTERMEDIATE BOND FUND
GREAT PLAINS TAX-FREE BOND FUND

This prospectus contains the information you should read and know before you invest in any of the Funds. Keep this prospectus for future reference.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY FIRST COMMERCE BANCSHARES, INC., NATIONAL BANK OF COMMERCE, OR ANY OF THEIR OTHER BANKING SUBSIDIARIES OR AFFILIATES, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

The Trust has also filed a Statement of Additional Information dated September 18, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information (together with any supplement thereto) is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus if you have received your prospectus electronically, free of charge, obtain other information, or make inquiries about the Funds by writing to the Funds or calling 1-800-568-8257. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Funds is maintained electronically with the SEC at its Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 18, 1997



TABLE OF CONTENTS
--------------------------------------------------------------------------------
SUMMARY OF FUND EXPENSES            1
-------------------------------------

SYNOPSIS                            2
-------------------------------------

 Risk Factors                       3

FUND OBJECTIVE AND POLICIES         4
-------------------------------------

 Great Plains Equity Fund           4
 Great Plains International Equity
 Fund                               4
 Great Plains Premier Fund          5
 Great Plains Intermediate Bond
 Fund                               6
 Great Plains Tax-Free Bond Fund    7

NET ASSET VALUE                     8
-------------------------------------

INVESTING IN THE FUNDS              8
-------------------------------------

 Share Purchases                    8
 Minimum Investment Required        9
 Exchanging Shares for Fund Shares  9
 What Shares Cost                   9
 Sales Charge Waivers              10
 Reducing the Sales Charge         10
 Systematic Investment Program     11
 Certificates and Confirmations    11
 Dividends and Capital Gains       12

EXCHANGE PRIVILEGE                 12
-------------------------------------

 Exchanging Shares                 12
 Exchange by Telephone             12

REDEEMING SHARES                   13
-------------------------------------

 Systematic Withdrawal Program     14
 Accounts with Low Balances        15

GREAT PLAINS FUNDS INFORMATION     15
-------------------------------------

 Management of the Trust           15
 Brokerage Transactions            17
 Distribution of Fund Shares       18

ADMINISTRATION OF THE TRUST        18
-------------------------------------

 Expenses of the Funds             19

SHAREHOLDER INFORMATION            19
-------------------------------------

 Voting Rights                     19

PERFORMANCE INFORMATION            20
-------------------------------------

 Performance Information for
   Predecessor Common Investment
   Funds                           20

PORTFOLIO INVESTMENTS AND STRATEGIES
                                   21
-------------------------------------

 Additional Investment Risks       33

TAX INFORMATION                    38
-------------------------------------

 Federal Income Tax                38
 State and Local Taxes             38
 Nebraska Taxes                    39

APPENDIX                           42
-------------------------------------

ADDRESSES                          46
-------------------------------------



SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                                     INTERNATIONAL         INTERMEDIATE TAX-FREE
                              EQUITY    EQUITY     PREMIER     BOND       BOND
SHAREHOLDER TRANSACTION        FUND      FUND       FUND       FUND       FUND
EXPENSES                      ------ ------------- ------- ------------ --------
Maximum Sales Charge Imposed
 on Purchases
 (as a percentage of
 offering price)............   3.00%     3.00%      3.00%      3.00%      3.00%
Maximum Sales Charge Imposed
 on Reinvested Dividends (as
 a percentage of offering
 price).....................   None      None       None       None       None
Contingent Deferred Sales
 Charge (as a percentage
 of original purchase price
 or redemption proceeds,
 as applicable).............   None      None       None       None       None
Redemption Fees (as a
 percentage of amount
 redeemed,
 if applicable).............   None      None       None       None       None
Exchange Fee................   None      None       None       None       None
ANNUAL FUND OPERATING EXPENSES
(As a percentage of average net
 assets)
Management Fee (after
 waiver, if applicable) (1).   0.75%     1.25%      0.80%      0.50%      0.50%
12b-1 Fees (2)..............   0.00%     0.00%      0.00%      0.00%      0.00%
Other Expenses (after
 waivers, if applicable)
 (3)........................   0.28%     0.41%      0.59%      0.30%      0.38%
Shareholder Servicing Agent
 Fee (4)....................   0.00%     0.00%      0.00%      0.00%      0.00%
 Total Fund Operating
  Expenses (after waivers,
  if applicable) (5)........   1.03%     1.66%      1.39%      0.80%      0.88%

(1) The estimated management fee for the Premier Fund has been reduced to reflect the anticipated voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 1.00%. The investment adviser intends to waive its advisory fee on that portion of the Equity Fund's assets that are invested in the International Equity Fund.
(2) The Funds have no intention of accruing or paying a 12b-1 fee for the fiscal year ending August 31, 1998. The Funds can pay up to 0.25% of average daily net assets as a 12b-1 fee to the distributor.
(3) Other expenses are estimated to be 0.56% for the International Equity Fund, 1.04% for the Premier Fund, 0.31% for the Intermediate Bond Fund, and 0.42% for the Tax-Free Bond Fund, absent the anticipated voluntary waivers by the administrator and portfolio accountant.
(4) The Funds have no intention of accruing or paying a Shareholder Servicing Fee for the fiscal year ending August 31, 1998. The Funds can pay up to 0.25% of average daily net assets for Shareholder Servicing Fees.
(5) The Total Fund Operating Expenses are estimated to be 1.81% for the International Equity Fund, 2.04% for the Premier Fund, 0.81% for the Intermediate Bond Fund, and 0.92% for the Tax-Free Bond Fund, absent the voluntary waivers described above in Notes 1 and 3.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Great Plains Funds Information," "Administration of the Trust" and "Investing in the Funds." Wire transferred redemptions will be subject to additional fees.

EXAMPLE
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. As noted in the table above, the Fund charges no redemption fees.
                                     INTERNATIONAL         INTERMEDIATE TAX-FREE
                              EQUITY    EQUITY     PREMIER     BOND       BOND
                               FUND      FUND       FUND       FUND       FUND
                              ------ ------------- ------- ------------ --------
1 Year.......................  $40        $46        $44       $38        $39
3 Years......................  $62        $81        $73       $55        $57

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FISCAL YEAR ENDING AUGUST 31, 1998.


SYNOPSIS
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated July 1, 1997. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio or Fund may be offered in separate classes. The Funds are designed for individuals and institutions as a convenient means of participating in a professionally managed portfolio of securities. First Commerce Investors, Inc. serves as investment adviser (the "Adviser") to the Funds. The Adviser is a subsidiary of First Commerce Bancshares, Inc. Peter A. Kinney serves as sub- adviser (the "Sub-Adviser") to the Great Plains Equity Fund and Great Plains International Equity Fund.

As of the date of this prospectus, the Trust is comprised of the following five
Funds:

  . GREAT PLAINS EQUITY FUND ("EQUITY FUND")--seeks total return (current income and capital appreciation) over the long-term by investing in a non-diversified portfolio of securities consisting primarily of domestic and foreign common and preferred stocks selected on the basis of a value approach to investing. The foreign securities investments may be pursued directly or indirectly through an investment in the Great Plains International Equity Fund;
  . GREAT PLAINS INTERNATIONAL EQUITY FUND ("INTERNATIONAL EQUITY FUND")-- seeks total return (current income and capital appreciation) over the long-term by investing in a non-diversified portfolio of securities consisting primarily of equity securities of non-U.S. issuers selected on the basis of a value approach to investing;
  . GREAT PLAINS PREMIER FUND ("PREMIER FUND")--seeks total return (current income and capital appreciation) over the long-term by investing in a non-diversified portfolio of securities emphasizing domestic and foreign common and preferred stocks issued by companies whose market capitalizations at the time of investment are under $1 billion, selected on the basis of a value approach to investing;
  . GREAT PLAINS INTERMEDIATE BOND FUND ("INTERMEDIATE BOND FUND")--seeks total return (current income and capital appreciation) by investing in a diversified portfolio of securities consisting primarily of intermediate-term bonds and notes; and
  . GREAT PLAINS TAX-FREE BOND FUND ("TAX-FREE BOND FUND")--as a primary objective, seeks current income exempt from federal regular income tax and, as a secondary objective, seeks current income exempt from personal income taxes imposed by the State of Nebraska by investing in a non-diversified portfolio of municipal securities that generate such income. The Tax-Free Bond Fund is designed to offer Nebraska residents the additional advantage of state (as well as federal) tax-free income to the extent it can purchase suitable tax-free Nebraska municipal securities. However, because of the Fund's tax-free nature, it may not be a suitable investment for retirement plans.

Although certain of the Funds have been designated non-diversified under the Investment Company Act of 1940 (the "1940 Act"), all of the Funds will comply with the diversification requirements of Subchapter M of the Internal Revenue Code. See "Portfolio Investments and Strategies--Additional Investment Risks-- Non-Diversification."


For information on how to purchase shares of any of the Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 is required for each Fund. Subsequent investments in each Fund must be in amounts of at least $100. Fund shares may be purchased for Individual Retirement Accounts ("IRA's") with a minimum initial investment of $500, and subsequent investments of at least $50. The Funds reserve the right to waive or reduce investment minimums from time to time. Shares of each Fund are sold at net asset value plus any applicable sales charge, and are redeemed at net asset value. Information on redeeming shares may be found under "Redeeming Shares."

RISK FACTORS

Investors should be aware of the following general considerations relating to the types of investments of one or more of the Funds. The market value of fixed-income securities may vary inversely in response to changes in prevailing interest rates. Domestic equity securities are subject to the volatility and unpredictability of the U.S. stock market. The securities of smaller-capitalized companies present special risks in that such securities have historically been more volatile than stocks of larger companies. Foreign securities are subject to certain risks (i.e., greater price volatility and illiquidity than U.S. equity securities; greater political, legal and economic risks; currency exchange fluctuations; different regulatory schemes with less publicly available information) in addition to those inherent in U.S. investments. High yield securities are typically subject to greater market fluctuations than investment grade bonds. Asset-backed and mortgage-backed securities are subject to higher prepayment risks than other types of debt instruments. The Tax-Free Bond Fund emphasizes investments in Nebraska municipal securities, which makes it more susceptible to factors affecting that state. The Funds may make other investments and employ certain investment techniques that involve other risks, including lending portfolio securities and entering into futures contracts and related options as hedges. For a description of these investments, strategies and other risks, please see "Fund Objective and Policies," "Portfolio Investments and Strategies," and "Additional Investment Risks."


FUND OBJECTIVE AND POLICIES
-------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund may be changed by the Board of Trustees ("Trustees") without shareholder approval. However, shareholders of a Fund will be notified before any change is made to a Fund's investment objective. While a Fund cannot assure that it will achieve its investment objective, it attempts to do so by following the investment policies described below.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without shareholder approval. However, shareholders will be notified before any material change in these policies becomes effective. Additional information about investments, investment limitations and strategies, and certain investment policies appears in the "Portfolio Investments and Strategies" section of this Prospectus and in the Statement of Additional Information.

GREAT PLAINS EQUITY FUND

The investment objective of the Equity Fund is to achieve total return (consisting of current income and capital appreciation) over the long-term. The Fund pursues this objective through the application of a value-oriented approach by investing primarily in a portfolio of common and preferred stocks of domestic and foreign issuers as well as domestic and foreign securities convertible into common and preferred stocks. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in these equity securities. The issuers of these securities will consist primarily of medium to large capitalization domestic and foreign companies. As described under the "Portfolio Investments and Strategies--Securities of Other Investment Companies" section of this Prospectus, the Equity Fund may seek its foreign securities component by purchasing shares of the International Equity Fund. Depending on market conditions, the Equity Fund anticipates investing between 0% and 35% of its net assets in foreign securities either directly, or indirectly through an investment in the International Equity Fund. Accordingly, investors in the Equity Fund should also review the description of the International Equity Fund's investment objective and strategies as well as the list below of Acceptable Investments.

GREAT PLAINS INTERNATIONAL EQUITY FUND

The investment objective of the International Equity Fund is to seek total return (consisting of current income and capital appreciation) over the long-term. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers domiciled in at least three different nations outside the United States. The Fund's foreign investments will emphasize primarily Western European countries and secondarily Asia and Latin America, and emphasize developed over emerging markets. However, the Fund reserves the investment discretion to invest in other countries and regions, subject to its 65% investment policy noted above. The Fund may also invest up to 35% of its total assets in foreign and domestic debt securities, warrants or rights to subscribe to or purchase equity securities, or debt securities convertible into common or preferred stocks when, in the judgment of the Fund's Adviser, such investments are consistent with the Fund's objective of total return. Certain debt securities can provide the potential for capital appreciation in addition to current income based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. The Fund may invest in foreign and domestic debt or preferred securities which have equity features, such as conversion or exchange rights, or which carry warrants to purchase common stock or other equity interests. Such equity features enable the holder of the bond or preferred security to benefit from increases in the market price of the underlying equity security. In selecting securities, the Fund's Adviser uses a value-oriented approach to investing and attempts to identify those companies in various countries and industries where economic and political factors, including currency movements, are likely to produce above-average opportunities for capital appreciation.

GREAT PLAINS PREMIER FUND

The investment objective of the Premier Fund is to seek total return (consisting of current income and capital appreciation) over the long-term. The Fund will pursue this objective through the application of a value- oriented approach by investing primarily in a portfolio of common and preferred stocks of domestic and foreign issuers as well as domestic and foreign securities convertible into common and preferred stocks. The Fund's investments will emphasize common and preferred stocks issued by companies whose market capitalizations at the time of investment are under $1 billion (which includes small capitalization stocks). As an operational policy, this Fund intends to limit its foreign investments to 35% of its total assets. As described under the "Portfolio Investments and Strategies--Securities of Other Investment Companies" section of this Prospectus, the Premier Fund reserves the option of seeking its foreign securities component by purchasing shares of the International Equity Fund, although it presently intends to purchase foreign securities directly. Accordingly, investors in the Premier Fund should also review the description of the International Equity Fund's investment objective and strategies, as well as the list below of Acceptable Investments.

THE STOCK FUNDS' ACCEPTABLE INVESTMENTS. The Equity Fund, International Equity Fund and Premier Fund will sometimes collectively be referred to as the "Stock Funds." The Stock Funds share the same value approach to investing. Subject to their investment strategies described above, these Funds seek high quality domestic and/or international companies that, in the opinion of the Adviser, combine the qualitative and quantitative characteristics of companies with compelling valuation levels, and offer significant investment potential. Attractive company qualities include, but are not limited to: proven management, businesses with identifiable franchises, earnings and shareholder growth potential, increasing market share, cash flow which is intelligently reinvested, high return on equity and assets, low debt, and operating margins which are high or improving. In the Adviser's opinion, compelling valuations can be observed by: asset values of businesses; low price/earnings, price/cash flow, and price/sales ratios relative to growth potential; and attractive discounted future valuation models. The Stock Funds may invest in the same types of acceptable investments which include the following and are described in more detail below under the "Portfolio Investments and Strategies" section of this
Prospectus:

  . common and preferred stocks of domestic (U.S.) companies that are listed on the New York or American Stock Exchange, or other domestic exchange, or traded in over-the-counter markets;
  . common and preferred stocks of foreign companies;


  . convertible securities of domestic and foreign issuers that are rated in the top two categories by a nationally recognized statistical rating organization ("NRSRO") such as AA or better by Standard & Poor's ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or Aa or better by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are of comparable quality as determined by the Fund's Adviser;
  . U.S. government securities;
  . debt obligations (including bonds, notes and debentures) issued by U.S.
    or foreign corporations and governments that are rated in the top two categories by an NRSRO (such as AA or better by S&P or Fitch, or Aa or better by Moody's) or, if unrated, are of comparable quality as determined by the Fund's Adviser;
  . American Depositary Receipts ("ADRs"), Global Depositary Receipts
    ("GDRs") and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts");
  . foreign currency transactions (including forward currency exchange contracts, currency futures contracts, and options on currency and currency futures contracts);
  . Prime Commercial Paper;
  . foreign and domestic Bank Instruments;
  . warrants;
  . repurchase agreements; and
  . securities of other investment companies.

For additional information on other investment techniques and strategies of the Stock Funds, see the "Portfolio Investments and Strategies" section of this Prospectus.

GREAT PLAINS INTERMEDIATE BOND FUND

The investment objective of the Intermediate Bond Fund is to seek total return (consisting of current income and capital appreciation). The Fund pursues this objective by investing primarily in a diversified portfolio of investment grade intermediate-term bonds and notes with an average dollar-weighted maturity of three to ten years. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in bonds. For purposes of this investment policy, "bonds" shall include all permitted types of debt instruments, including debt held as collateral for repurchase agreements. Investment grade debt obligations are rated in the top four categories by an NRSRO (such as BBB or better by S&P or Fitch, or Baa or better by Moody's), or if unrated, are of comparable quality as determined by the Adviser. See "Ratings" in the "Portfolio Investments and Strategies" section of this Prospectus. The Fund reserves the right to invest up to 35% (although it intends to operate with not more than 15%) of its total assets in debt obligations rated below investment grade but not lower than BB by S&P or Fitch or Ba by Moody's, or which are of comparable quality. Such debt obligations are sometimes referred to as high-yield debt obligations or "junk bonds." For a description of these types of securities and the additional risks associated with them, see "High-Yield Debt Obligations" in the "Portfolio Investments and Strategies" section of this Prospectus.

THE INTERMEDIATE BOND FUND'S ACCEPTABLE INVESTMENTS. Acceptable investments include the following and are described in more detail below under the "Portfolio Investments and Strategies" section of this Prospectus:


  . domestic and foreign issues of corporate debt obligations (including bonds, notes and debentures);
  . U.S. government securities;
  . convertible securities and debentures;
  . Prime Commercial Paper;
  . domestic Bank Instruments;
  . Mortgage-Backed Securities;
  . Asset-Backed Securities;
  . Zero Coupon Obligations;
  . taxable Municipal Securities;
  . repurchase agreements; and
  . securities of other investment companies.

For additional information on other investment techniques and strategies of the Fund, see the "Portfolio Investments and Strategies" section of this Prospectus.

GREAT PLAINS TAX-FREE BOND FUND

The primary investment objective of the Tax-Free Bond Fund is to seek current income that is exempt from federal regular income tax. As a secondary investment objective, the Fund seeks current income that is also exempt from the regular income taxes imposed by the State of Nebraska. As an operational policy and not an investment policy, the Fund will seek to maintain an average dollar-weighted portfolio maturity of five to fifteen years.

THE TAX-FREE BOND FUND'S ACCEPTABLE INVESTMENTS. The Tax-Free Bond Fund pursues its objective by investing in a non-diversified portfolio of debt obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any of their political subdivisions or financing authorities ("Municipal Securities"), with a portion of the portfolio consisting of Municipal Securities issued by or on behalf of the State of Nebraska, its political subdivisions or agencies ("Nebraska Municipal Securities"). As a fundamental investment policy that cannot be changed without shareholder approval, under normal market conditions, at least 80% of the Tax-Free Bond Fund's net assets will be invested in Municipal Securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax). Interest income of the Tax-Free Bond Fund that is exempt from federal income tax and the Nebraska state personal income tax retains its tax-free status when distributed to shareholders. The Fund's acceptable investments include the following and are described in more detail below under the "Portfolio Investments and Strategies" section of this
Prospectus:

  . investment grade Municipal Securities (rated in the top four categories by an NRSRO such as BBB by S&P or Fitch, or Baa by Moody's or, if unrated, of comparable quality as determined by the Fund's Adviser); and
  . securities of other investment companies that have a similar objective of tax-free income.

For additional information on the other investment techniques and strategies of the Fund, see the "Portfolio Investments and Strategies" section of this Prospectus. For investment risks associated with investments in Nebraska Municipal Securities, see "Additional Investment Risks--Municipal Securities" under the "Portfolio Investments and Strategies" section of the Prospectus.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Funds' net asset value per share fluctuates. The net asset value per share is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of shares outstanding.

The net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m., Central time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUNDS
-------------------------------------------------------------------------------

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Fund shares may be purchased through National Bank of Commerce ("NBC") in connection with qualified trust accounts, through authorized broker/dealers, or directly from the Fund. All purchases must be made in U.S. dollars and checks must be drawn on a United States bank. In connection with the sale of Fund shares, Edgewood Services, Inc. (the "Distributor") may, from time to time, offer certain items of nominal value to any shareholder or investor. Each Fund reserves the right to reject any purchase request.

BY TELEPHONE. New accounts cannot be established over the phone unless it is through an authorized broker/dealer or through the Trust Division of NBC. All other investors must submit a completed application by mail along with payment for shares. See "By Mail" below. To place an order to purchase shares of the Funds in an existing account, call Great Plains Funds Shareholder Services at 1-800-568-8257 to authorize payment via Automated Clearing House ("ACH") system transfer. The order must be placed before the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Central time) for shares to be purchased at that day's price.

PAYMENT BY WIRE. If you have an existing account, you may purchase shares by Federal Reserve Wire. Trust customers should contact their account officer. All other customers should call Great Plains Funds Shareholder Services at 1-800-568-8257. Wire orders will only be accepted on days on which the Funds, NBC and the Federal Reserve Banks are open for business.

BY MAIL. To purchase Fund shares by mail, submit payment for Fund shares and a completed account application (for new accounts) or additional investment form (for existing accounts) to: Great Plains Funds Shareholder Services, P.O. Box 8612, Boston, MA 02266-8612. Your form of payment may be by a check payable to the particular Fund or by authorization in your account application to withdraw funds from your checking account at an ACH member bank. Orders by mail are considered received on the day the Fund or its transfer agent receives a properly completed application and method of payment, provided the check is converted into federal funds. Purchases may not be made by third-party checks.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Funds is $1,000. Subsequent investments in each Fund may be in amounts of $100 or more. The minimum initial investment in the Funds for investors purchasing through an IRA account is $500; subsequent investments may be in amounts of $50 or more. The Funds reserve the right to waive or reduce investment minimums from time to time.

EXCHANGING SECURITIES FOR FUND SHARES

The Funds may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon prior approval of a Fund and a determination by a Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of a Fund and must have a readily ascertainable market value. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Securities accepted by a Fund will be valued in the same manner as a Fund values its assets or as otherwise required by the 1940 Act. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of a Fund, along with the securities.

WHAT SHARES COST

Shares of the Funds are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                       SALES CHARGE     DEALER
                         SALES CHARGE    AS % OF      ALLOWANCE
                           AS % OF      NET AMOUNT     AS % OF
AMOUNT OF TRANSACTION   OFFERING PRICE   INVESTED   OFFERING PRICE
---------------------   -------------- ------------ --------------
Less than $100,000          3.00%         3.09%         2.55%
$100,000 but less than
 $250,000                   2.50%         2.56%         2.12%
$250,000 but less than
 $500,000                   2.00%         2.04%         1.70%
$500,000 but less than
 $1,000,000                 1.50%         1.52%         1.27%
$1,000,000 or more          0.00%         0.00%         0.00%

As described below, the sales charge may be waived or reduced for certain investors and transactions.



DEALER ALLOWANCE. For sales of shares of the Funds, any authorized dealer will normally receive up to 85% of the applicable sales charge. Any portion of the sales charge which is not paid to authorized dealers will be retained by the Distributor. The Distributor may, periodically, uniformly offer to pay additional amounts in the form of cash or promotional incentives consisting of trips to sales seminars at luxury resorts, tickets or other such items, to all dealers selling shares of the Funds. Such payments, all or a portion of which may be paid from the sales charge it normally retains or any other source available to it, will be predicated upon the amount of shares of the Funds that are sold by the dealer.

The sales charge for shares sold other than through authorized dealers will be retained by the Distributor. The Distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the financial institution's customers in connection with the initiation of customer accounts and purchases of a Fund's shares.

SALES CHARGE WAIVERS

PURCHASES AT NET ASSET VALUE. Shares of the Funds may be purchased at net asset value, without a sales charge: by or through the Trust Division of NBC or other affiliates of NBC for accounts which are held in a fiduciary, agency, custodial, or similar capacity; by trustees/directors, current and retired employees, and shareholders of NBC, the Adviser, the Distributor and their affiliates, as well as the spouses and children under the age of 21 of such trustees/directors, employees and shareholders; any accounts for which a current or retired employee of NBC, the Adviser, the Distributor and their affiliates serves in a fiduciary, agency, custodial or similar capacity; by trust companies or trust divisions of other non-affiliated financial depository institutions; or by investors who purchase shares through a wrap account or a no-transaction fee program if the sponsor of the wrap account or no-transaction fee program has entered into a sales agreement with the Distributor. In addition, a Fund may purchase shares of another Fund at net asset value without any sales charge.

REINVESTMENT PRIVILEGE. If shares in a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Great Plains Funds Shareholder Services must be notified of the reinvestment by the shareholder in writing in order to eliminate the sales charge. If the shareholder redeems shares in a Fund, there may be tax consequences.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of a Fund's shares through:

  . quantity discounts and accumulated purchases;
  . signing a 13-month letter of intent; or . concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table under "What Shares Cost," larger purchases reduce the sales charge paid. Each Fund will combine purchases made on the same day by the investor, his or her spouse, and his or her children under age 21, when calculating the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.



If an additional purchase of Fund shares is made, each Fund will consider the previous purchase(s) still invested in that Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and he or she purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 2.50%, not 3.00%.

To receive the sales charge reduction, Great Plains Funds Shareholder Services must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. Each Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Funds over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold in escrow (in shares) 3.00% of the total amount intended to be purchased until such purchase is completed.

The shares held in escrow will be transferred to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The current balance in the shareholder's account will provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more Funds in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in one of the Funds and $70,000 in another Fund, the sales charge would be reduced.

To receive this sales charge reduction, Great Plains Funds Shareholder Services must be notified by the shareholder in writing or by calling 1-800- 568-8257 at the time the concurrent purchases are made. The Funds will reduce the sales charge after they confirm the purchases.

SYSTEMATIC INVESTMENT PROGRAM

Once an account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. A shareholder may apply for participation in this program by designating this option in the Fund account application or by requesting the proper form by calling Great Plains Funds Shareholder Services at 1-800-568-8257.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued. Detailed confirmations of each purchase and redemption are sent to each shareholder. Confirmations are also sent to report dividends paid.


DIVIDENDS AND CAPITAL GAINS

Dividends of the Equity Fund and Premier Fund are declared and paid monthly. Dividends of the International Equity Fund are declared and paid annually. Dividends of the Intermediate Bond Fund and Tax-Free Bond Fund are declared daily and paid monthly. Only shareholders invested in a particular Fund on the record date of the dividend declaration are paid that dividend except that Intermediate Bond Fund and Tax-Free Bond Fund shareholders earn dividends only on those shares for which the Fund has received payment in federal funds. Net capital gains realized by a Fund will be distributed at least once every 12 months. Unless you request cash payments of dividends and capital gains on your Fund application or subsequently by writing to your Fund, your dividends and capital gains are automatically reinvested in additional shares of the respective Fund on payment dates at the ex-dividend date net asset value (without a sales charge).

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

EXCHANGING SHARES

Shareholders of any Fund in the Trust may exchange their Fund shares for the shares of any other Fund in the Trust at net asset value without a sales charge, subject to meeting any minimum investment requirements. The exchange privilege is available to shareholders residing in any state in which the Fund shares being acquired may legally be sold.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the Fund whose shares are being acquired, a new account will be established with the same registration, dividend, and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares-- Signatures.") Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling Great Plains Funds Shareholder Services at 1-800-568- 8257.

EXCHANGE BY TELEPHONE

Shareholders may provide instructions for exchanges between Funds by calling Great Plains Funds Shareholder Services at 1-800-568-8257. In addition, investors may exchange shares by calling their authorized broker directly.

It is recommended that investors request this telephone exchange privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Great Plains Funds Shareholder Services or an authorized broker.

Shares may be exchanged by telephone only between Fund accounts having identical shareholder registrations. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Great Plains Funds Shareholder Services or an authorized broker and transmitted to Federated Shareholder Services Company before the close of regular trading on the New York Stock Exchange (normally 3:00 p.m Central time) for shares to be exchanged the same day.

Shareholders of the Funds may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact Great Plains Funds Shareholder Services or their authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery.

REDEEMING SHARES
-------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after a Fund receives the redemption request. Redemptions will be made on days on which the Funds compute their net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on Federal holidays when wire transfers are restricted. Requests for redemption can be made by telephone or by mail.

If a redemption order is received before the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Central time), the redemption proceeds will normally be paid through the ACH system to the shareholder's bank account designated in the Fund account application, normally the second business day. In the absence of a designated bank account, a check will be sent to the address of record. Normally, a check for redemption proceeds is mailed within one business day after receipt of a proper written redemption request. Redemption proceeds will be wired upon request. In no event will redemption proceeds be sent more than seven calendar days after a proper request for redemption has been received, provided the Fund or its agents have received payment in federal funds from the shareholder for the shares being redeemed.

BY TELEPHONE. Shareholders may redeem shares of a Fund by calling Great Plains Funds Shareholder Services at 1-800-568-8257. The shareholder must designate the telephone redemption option in the Fund account application or complete an authorization form permitting the Funds to accept telephone requests. Authorization forms and information on this service are available from Great Plains Funds Shareholder Services. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be utilized, such as transmitting a written request by mail or next day delivery to Great Plains Funds Shareholder Services.


If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

BY WIRE. To redeem shares and receive proceeds by Federal Reserve Wire, trust customers should contact their account officer. All other customers should call Great Plains Funds Shareholder Services at 1-800-568-8257. A $5.00 fee will be imposed by the Funds for wire redemptions. Wire orders will only be accepted on days on which the Funds, NBC and the Federal Reserve Banks are open for business.

BY MAIL. Any shareholder may redeem a Fund's shares by sending a written request to the Funds at: P.O. Box 8612, Boston, MA 02266-8612. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested, and should be signed exactly as the shares are registered. Shareholders should call 1-800-568-8257 for assistance in redeeming by mail.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than on record with the Funds, or a redemption payable other than to the shareholder of record, must have all signatures on written redemption requests guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchange;
  . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and Federated Shareholder Services Company have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and Federated Shareholder Services Company reserve the right to amend these standards at any time without notice.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to Fund shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Funds. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Funds. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program by designating this option on the Fund account application or by completing an authorization form, which can be requested by calling Great Plains Funds Shareholder Services at


1-800-568-8257. Due to the fact that the Funds' shares are sold with a sales charge, it is not advisable for shareholders to purchase shares of the Funds while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000 due to shareholder redemptions. This redemption would not occur if the account balance falls below $1,000 because of changes in the Funds' net asset value.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum balance requirement.

GREAT PLAINS FUNDS INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER AND SUB-ADVISER. Pursuant to an investment advisory contract with the Trust, First Commerce Investors, Inc. serves as the investment adviser to, and makes investment decisions for, each Fund, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase and sale of portfolio instruments, for which it receives an advisory fee from the assets of each Fund.

The Adviser has entered into a Sub-Advisory Agreement with Peter A. Kinney pursuant to which the Sub-Adviser provides investment advice regarding international markets and recommends (but does not select) foreign securities for purchase by the Equity Fund and the International Equity Fund. Investment advice provided by the Sub-Adviser shall consist of economic and financial forecasts, financial analyses of companies having their principal operations or place of business abroad, research analyses and various reports on such companies, and monitoring relative foreign currency exchange valuations. The Sub-Adviser's investment advice shall not consist of any discretionary management. The Adviser is solely responsible for making the determination as to whether the purchase or sale of securities is consistent with the Funds' investment objectives, policies and limitations, and is solely responsible for evaluating the investment merits of the Funds' individual security selections and executing purchases or sales of securities on behalf of the Funds.

The Trust, the Adviser, the Sub-Adviser and the Funds' Distributor have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; restrict personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit personal purchases of securities in initial public offerings; and, in the case of the Trust and the Distributor, prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


ADVISORY FEES. The Adviser is entitled to receive an investment advisory fee equal to a percentage of each Fund's average daily net assets at the following annual rates: 0.75% of Equity Fund; 1.25% of International Equity Fund; 1.00% of Premier Fund and 0.50% of Intermediate Bond Fund and Tax-Free Bond Fund. The Adviser has agreed to compensate the Sub-Adviser for its services at an annual fee equal to the greater of $75,000 or 0.16% of the International Equity Fund's daily net assets. This fee will be paid solely by the Adviser and not by any Fund, notwithstanding that the fee may be based on the assets of the International Equity Fund. The Adviser can voluntarily waive its advisory fees or reimburse a Fund's expenses in whole or in part from time to time at the Adviser's sole discretion. In that regard, the Adviser has voluntarily undertaken to waive its investment advisory fee on that portion of the Equity Fund's assets that are invested in the International Equity Fund.

Investment recommendations and decisions for the Funds will be made independently from those of any fiduciary or other accounts that may be managed by the Adviser, Sub-Adviser or the affiliates of either. If, however, such accounts, a Fund, the Adviser or Sub-Adviser for its own account, are simultaneously engaged in transactions involving the same securities, the transactions may be combined and allocated to each account. Although this system may adversely affect the price the Funds pay or receive, or the size of the position they obtain, it may also enable the Funds to benefit from lower transaction costs.

ADVISER'S BACKGROUND. First Commerce Investors, Inc. is a registered investment adviser and a wholly owned subsidiary of First Commerce Bancshares, Inc. (hereinafter "FCB"), a multi-bank holding company organized as a Nebraska corporation. FCB, through its subsidiaries and affiliates, provides a comprehensive range of trust, commercial, consumer, correspondent and mortgage banking services. At December 31, 1996, FCB had an asset base of over $2 billion with banking offices throughout Nebraska including: Lincoln, Grand Island, Hastings, Kearney, West Point, McCook and North Platte. FCB's primary business is the ownership and management of seven commercial bank subsidiaries, a mortgage company, a computer company and an asset management company.

The Adviser, a Nebraska corporation, offers financial services that include, but are not limited to: investment supervisory services including stock and bond portfolio management, and asset allocation and individual security selection for its clients, the Trust Division of the National Bank of Commerce and FCB. As of December 31, 1996, the Adviser managed assets of over $1.6 billion. Although the Adviser has not previously served as an investment adviser to a mutual fund, it has managed, on behalf of its trust clients, eight common and collective investment funds having a market value of approximately $413 million.

As part of its regular banking operations, NBC may make loans to public companies and municipalities. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of NBC. Because of the internal controls maintained by the Adviser and NBC to restrict the flow of non-public information, Fund investments are typically made without any knowledge of NBC's or its affiliates' lending relationships with an issuer; therefore, the lending relationship will not be a factor in the selection of securities.

SUB-ADVISER'S BACKGROUND. Peter A. Kinney is a registered investment adviser and has been acting in a consulting capacity for the Adviser since 1993. During that period, he has provided consultation and recommendations on international equities, economies and currencies to the Adviser.


From 1988 to 1993, Mr. Kinney was an International Equity Analyst for the Adviser. Mr. Kinney received a Bachelor of Business Studies from Trinity College, Dublin, Ireland. He received the designation of Chartered Financial Analyst in 1991. He is a member of the Association of Investment Management and Research and the Chicago Society of Financial Analysts. Mr. Kinney has not previously served as an investment adviser to a mutual fund.

PORTFOLIO MANAGERS' BACKGROUND. The Equity Fund, International Equity Fund and the Premier Fund are managed by H. Cameron Hinds who has been President and Chief Investment Officer of the Adviser since 1994. Mr. Hinds previously served as an equity analyst and portfolio manager for the Adviser since 1986. Mr. Hinds received a B.S. in Business Administration and an M.A. in Business Administration, with a concentration in Finance, from the University of Nebraska. He received the designation of Chartered Financial Analyst in 1987.

The Intermediate Bond Fund and the Tax-Free Bond Fund are managed by an investment committee.

BROKERAGE TRANSACTIONS

When selecting broker-dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable net price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research or services. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain views and information of individuals and research staffs of many different securities firms prior to making investment decisions. The Adviser and Sub-Adviser have not entered into any formal or informal agreements with any broker-dealers, nor do they maintain any "formula" which must be followed in connection with the placement of the client's transactions in exchange for research services provided to the Adviser and Sub-Adviser, except as noted below. However, the Adviser does maintain a formal list of broker-dealers, which is used from time to time as a general guide in the placement of the client's business. The Adviser may also give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by the Distributor.

The Adviser will authorize payment of an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have been charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts to which it exercises investment discretion.

The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.


DISTRIBUTION OF FUND SHARES

Edgewood Services, Inc., a subsidiary of Federated Investors, is the principal distributor for shares of the Funds and a number of other investment companies. It is a New York corporation organized on October 26, 1993.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Plan"), the Funds may pay to the Distributor an amount computed at an annual rate of 0.25% of the average daily net asset value of the Funds' shares to finance any activity which is principally intended to result in the sale of the shares subject to the Plan. The Funds have no present intention of paying or accruing 12b-1 fees during the fiscal year ending August 31, 1998. The Distributor may, from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan.

The Glass-Steagall Act prohibits a bank holding company or its affiliate (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities, but does not prohibit such entities from acting in certain other capacities for, or providing certain other services to, investment companies. In the event the Glass-Steagall Act is deemed to prohibit such entities from acting in these capacities or providing these services or should Congress relax current restrictions on such entities, the Trustees will consider appropriate changes in the services any of these entities may provide to the Trust or the Funds.

SHAREHOLDER SERVICING ARRANGEMENTS. The Funds may appoint a shareholder servicing agent for the Funds. As such, the shareholder servicing agent would provide shareholder services which include, but are not limited to: distributing prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemptions of shares. The Funds may pay the shareholder servicing agent a fee computed at an annual rate of up to 0.25% of the average daily net asset value of the Funds' shares for which the shareholder servicing agent provides shareholder services. The Funds have no present intention of paying or accruing shareholder servicing fees during the fiscal year ending August 31, 1998.

ADMINISTRATIVE ARRANGEMENTS. The Distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they may receive fees from the distributor based upon shares owned by their clients or customers. These administrative services include distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Funds' shares. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts held during the period for which the brokers, dealers, and administrators provide services. Any fees paid for these services by the Distributor will be reimbursed by the Adviser and not the Funds.

ADMINISTRATION OF THE TRUST
-------------------------------------------------------------------------------

Federated Services Company, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Trust. Such services include certain shareholder servicing, legal and accounting services. Federated Services Company provides these services to the Trust at an annual rate as specified below:

                                  AVERAGE AGGREGATE DAILY
MAXIMUM ADMINISTRATIVE FEE        NET ASSETS OF THE TRUST
--------------------------  -----------------------------------
          .150%                  on the first $250 million
          .125%                  on the next $250 million
          .100%                  on the next $250 million
          .075%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per Fund and $30,000 per class. Federated Services Company may choose voluntarily to reimburse all or a portion of its fee at any time at its sole discretion.

EXPENSES OF THE FUNDS

Each Fund pays all of its own expenses and its allocable share of the Trust's expenses. These expenses include, but are not limited to, the cost of: organizing the Trust and continuing its existence; Trustees' fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust, the Funds, and shares of each Fund; taxes and commissions; issuing, purchasing, repurchasing, and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, and certain accounting and legal expenses; reports to shareholders; meetings of Trustees and shareholders and proxy solicitations therefor; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise.

In addition, to the extent a Fund invests in another Fund, the investing Fund bears a proportionate share of the expenses borne by such underlying Fund. Accordingly, a shareholder in such investing Fund also bears indirectly the expenses of the underlying Fund, including any of its distribution expenses. However, an investor would bear those expenses if it invested directly in the underlying Fund, rather than indirectly as a shareholder of the investing Fund.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shareholders of that Fund are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or a Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.


PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, all of the Funds may advertise total return and yield, and the Tax-Free Bond Fund may advertise its tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield for a Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Tax-Free Bond Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by a Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare their performance to certain indices.

PERFORMANCE INFORMATION FOR PREDECESSOR COMMON INVESTMENT FUNDS

Each Fund emanates from a single common investment fund currently managed by the Adviser (the "Common Fund(s)"). It is anticipated that the assets from each Common Fund will be transferred to the corresponding Fund in connection with each Fund's commencement of operations.

Set forth below are certain past performance data for the Common Funds currently managed by the Funds' Adviser. This information is deemed relevant because the Common Funds have been managed in a manner that, the Adviser believes, will be in all material respects equivalent to the management of the corresponding Funds, using substantially the same investment objective, policies, strategies, and limitations as those used by each of the corresponding Funds. However, the past performance data shown below is not necessarily indicative of each Fund's future performance. Each Fund is actively managed, and its investments will vary from time to time. Each Fund's investments will not be identical to the past portfolio investments of the Common Funds. In that regard, the Common Funds are not registered investment companies under the 1940 Act and therefore are not subject to certain investment restrictions and other rules and regulations of the 1940 Act to which the Funds are subject as registered investment companies. In addition, the Common Funds are not subject to the various Internal Revenue Code provisions applicable to registered investment companies. All of these differences may have an impact on performance. Moreover, the Common Funds did not incur the same types or amount of expenses that correspond to the advisory, administrative, and other fees to which each Fund is subject. Accordingly, the past performance information for the Common Funds shown below has been adjusted to reflect the anticipated total expense ratios for each Fund. This adjustment has the effect of lessening the actual performance for the Common Funds. Because a sales charge was not imposed on the Common Funds, the past performance figures for the Common Funds shown below have been further adjusted in a separate column to reflect the effect of the maximum sales load (i.e., 3.00% on each Fund) applicable to certain purchasers of each Fund. This adjustment further reduces the past performance of the Common Funds. Corresponding performance figures which do not reflect the sales charge are also provided.

                                                  AVERAGE ANNUAL TOTAL RETURN
                                              FOR THE PERIOD ENDED JUNE 30, 1997*
                                                 REFLECTING LOAD/WITHOUT LOAD
PREDECESSOR COMMON FUNDS            -------------------------------------------------------
(CORRESPONDING GREAT PLAINS FUNDS)     1 YEAR        3 YEARS       5 YEARS      10 YEARS
----------------------------------  ------------- ------------- ------------- -------------
Value Plus Stock Fund "A"           29.01%/33.01% 24.09%/25.36% 16.35%/17.07% 12.39%/12.74%
(GREAT PLAINS EQUITY FUND)
Premier Stock Fund "J" 32.03%/36.12% 22.78%/24.04% 16.04%/16.75% 12.05%/12.44%**
(GREAT PLAINS PREMIER FUND) Income Bond Fund "B" 4.05%/7.27% 6.34%/7.43%
5.57%/6.22% 7.32%/7.65% (GREAT PLAINS INTERMEDIATE
 BOND FUND)
Tax-Exempt Bond Fund "G"              2.65%/5.83%   4.51%/5.58%   4.32%/4.95%   5.59%/5.91%
(GREAT PLAINS TAX-FREE BOND
 FUND)

--------
* The Average Annual Total Return for each common fund has been adjusted to reflect each corresponding Fund's expenses, net of voluntary waivers.
** Since inception of October 1988.

PORTFOLIO INVESTMENTS AND STRATEGIES
-------------------------------------------------------------------------------

Following is a description of the various portfolio investments and strategies that the Funds may utilize to achieve their investment objectives.

ASSET-BACKED SECURITIES. The Intermediate Bond Fund may invest in Asset-Backed Securities. Asset-Backed Securities have structural characteristics similar to Mortgage-Backed Securities (described below) but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in Asset-Backed Securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee. See also "Additional Investment Risks--Mortgage-Backed and Asset- Backed Securities" section below.

BANK INSTRUMENTS. All of the Funds except the Tax-Free Bond Fund may invest in domestic Bank Instruments, which are instruments (including time and savings deposits, bankers' acceptances and certificates of deposit) of banks and savings associations that have capital, surplus and undivided profits of over $100 million or for which the principal amount of the instrument is insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. In addition, the Equity Fund, International Equity Fund and Premier


Fund may purchase foreign Bank Instruments, which include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of U.S. banks or foreign banks. Yankee CDs are U.S. dollar-denominated certificates of deposit issued in the U.S. by branches and agencies of foreign banks. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks or foreign banks. The Funds will treat securities credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty as Bank Instruments.

BORROWING. Each of the Funds is permitted as a fundamental investment policy to borrow money for temporary purposes from banks or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) in amounts of up to one-third of its total assets, and pledge some assets as collateral.

COMMON AND PREFERRED STOCK. The Equity Fund, International Equity Fund and Premier Fund may invest in common and preferred stock, which represent ownership interests in the issuer of the stock. Generally, preferred stock pays a specified dividend, and has priority over common stock as to dividend payments by, and the rights to assets of, the issuer. However, common stock usually has voting rights and preferred stock usually does not.

CONVERTIBLE SECURITIES. All of the Funds except the Tax-Free Bond Fund may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. In selecting a convertible security, the Fund's Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying security for capital appreciation.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Equity Fund, the International Equity Fund and the Premier Fund may exchange or convert the convertible securities held in their portfolio into shares of the underlying common stocks when, in the opinion of the Funds' Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, such Funds will hold or trade the convertible securities.


CREDIT ENHANCEMENT. Certain of a Fund's acceptable investments may have been credit-enhanced by a guaranty, letter of credit, or insurance. The Fund's evaluation of an acceptable investment may include the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"). However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEBT OBLIGATIONS. The Funds may invest in debt obligations, including bonds, notes, and debentures of corporate issuers or governments, which may have floating or fixed rates of interest.

  FIXED RATE DEBT OBLIGATIONS. The Funds may invest in fixed rate debt obligations, including fixed rate debt securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or fixed income security approaching maturity, where the expectation of call or redemption is high.

  Fixed rate securities exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

  FLOATING RATE DEBT OBLIGATIONS. The Funds may invest in floating rate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. Increasing rate securities' rates are reset periodically at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issuer's prospectus.



DEMAND FEATURES. Each of the Funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days following a demand by a Fund). The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. A Fund uses these arrangements to provide it with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

DEMAND MASTER NOTES. Each of the Funds may invest in variable amount demand master notes. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as the Fund(s)) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Generally, master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

DEPOSITARY RECEIPTS. The Equity Fund, International Equity Fund and Premier Fund may invest in foreign issuers by purchasing Depositary Receipts (sponsored or unsponsored ADRs, GDRs and EDRs). ADRs are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored Depositary Receipts may not entitle a Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

DIVERSIFICATION. The Intermediate Bond Fund will be a diversified Fund under the 1940 Act. As such, with respect to 75% of the value of its total assets, the Intermediate Bond Fund will not invest more than 5% in securities of any one issuer, other than cash, cash items, securities of investment companies or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities, nor will the Intermediate Bond Fund acquire more than 10% of the outstanding voting securities of any one issuer (for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts and securities of mutual funds shall not be subject to this restriction). This policy cannot be changed without the approval of holders of a majority of the Fund's shares. All of the other Funds will elect to be non-diversified Funds under the 1940 Act, although they will comply with the diversification requirements of Subchapter M of the Internal Revenue Code. For a description of the associated risks, see "Additional Investment Risks--Non-Diversification" below.

FOREIGN CURRENCY TRANSACTIONS. The Equity Fund, the International Equity Fund and the Premier Fund may enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts, futures contracts, or options on foreign currencies and futures contracts, as described below.

The Equity Fund, the International Equity Fund and the Premier Fund may also enter into foreign currency transactions to protect their assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Funds to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Funds. Further, the Funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Funds involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.

The Equity Fund, the International Equity Fund and the Premier Fund may enter into a forward foreign currency exchange contract ("forward contract"), which is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time that a Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. The Funds generally will not enter into a forward contract with a term of more than one year. The Funds will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between twenty-four hours and thirty days, depending upon local custom.

The Funds may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of their assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the Adviser will consider the likelihood of changes in currency values when making investment decisions, the Adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Funds will be served. The Funds will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of their assets denominated in that currency.

The Equity Fund, the International Equity Fund and the Premier Fund may purchase put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Funds' position, they may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Funds may be traded on U.S. and foreign exchanges or over-the-counter.

The Equity Fund, International Equity Fund and Premier Fund may invest in currency futures transactions for bona fide hedging purposes. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets to "cover" its position in accordance with the 1940 Act. See "Policies and Acceptable Investments--Foreign Currency Hedging Transactions" in the Statement of Additional Information for additional information on these transactions.

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Funds may enter into forward commitments and purchase portfolio securities on a when-issued and delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Funds may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

HIGH-YIELD DEBT OBLIGATIONS. The Intermediate Bond Fund may invest up to 35% (although it intends to operate with not more than 15%) of its total assets in debt securities that are rated below investment-grade but not lower than BB or Ba by an NRSRO (or, if unrated, are determined by the Adviser to be of comparable quality). Some of these securities may involve equity characteristics. The Fund may invest in equity securities, including unit offerings which combine fixed rate securities and common stock or common stock equivalents such as warrants, rights and options. Securities which are rated BB or Ba are considered speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. These securities are commonly referred to as "junk bonds." Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade bonds, lower-rated bonds tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds. A description of the rating categories for the permissible investments are contained in the Appendix to this Prospectus. See also "Additional Investment Risks--High Yield Debt Obligations."

ILLIQUID AND RESTRICTED SECURITIES. Each of the Funds may invest in illiquid and restricted securities. Illiquid securities are any securities a Fund owns which it may not be able to sell quickly (within seven days) at a fair price. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities laws. To the extent restricted securities are deemed to be illiquid, a Fund will limit its purchases, together with other securities considered to be illiquid, to 15% of its net assets.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, each of the Funds is permitted as a fundamental investment policy to lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its respective total assets to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. Collateral received in the form of cash may be invested in highly liquid investments, including repurchase agreements and other money market instruments. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

MORTGAGE-BACKED SECURITIES. The Intermediate Bond Fund may invest in mortgage-backed securities rated at the time of purchase investment grade (BBB or Baa or better) by an NRSRO, or which are of comparable quality in the judgment of the Adviser. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently four basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement; and (iv) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government.

The privately issued mortgage-related securities provide for a periodic payment consisting of both interest and/or principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.



  COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Intermediate Bond Fund may invest in CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

  The Intermediate Bond Fund may also invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; (iii) collateralized by pools of mortgages in which payment of principal and interest is dependent upon the underlying pool of mortgages with no U.S. government guarantee; or (iv) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

  PAC BONDS AND PARALLEL PAY CMOS. The Intermediate Bond Fund may invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

  REAL ESTATE MORTGAGE INVESTMENT CONDUITS. The Intermediate Bond Fund may invest in real estate mortgage investment conduits ("REMICs") which are offerings of multiple class real estate Mortgage-Backed Securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

MUNICIPAL SECURITIES. The Intermediate Bond Fund and the Tax-Free Bond Fund may invest in Municipal Securities which are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. The Tax-Free Bond Fund will, to the extent available and consistent with its investment objectives, invest in Nebraska Municipal


Securities. While the Tax-Free Bond Fund will purchase Municipal Securities that pay tax-free income, the Intermediate Bond Fund will generally purchase taxable Municipal Securities. A significant portion of the Municipal Securities held by the Intermediate Bond Fund and the Tax-Free Bond Fund may be covered by insurance. See "Portfolio Investments and Strategies--Credit Enhancement".

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

  MUNICIPAL LEASES. The Intermediate Bond Fund and the Tax-Free Bond Fund may purchase municipal leases, which are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of these.

  PARTICIPATION INTERESTS. The Intermediate Bond Fund and the Tax-Free Bond Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The financial institutions from which the Fund purchases participation interests frequently provide or obtain irrevocable letters of credit or guarantees to attempt to assure that the participation interests are of acceptable quality. The Funds invest in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

  NEBRASKA MUNICIPAL SECURITIES. Historically, many of the Municipal Securities offered by Nebraska issuers have been unrated. This is in part due to the relatively small size of many offerings, the cost and conditions of obtaining a rating and the historical willingness of the capital markets to purchase municipal securities offered by Nebraska issuers without insurance or ratings. As a result, it is likely that many of the Nebraska Municipal Securities that the Tax-Free Bond Fund will purchase will be uninsured or unrated. The Fund will only purchase unrated securities if they are insured or of comparable quality to the rated Municipal Securities that the Fund is allowed to purchase. In determining whether unrated Municipal Securities are of comparable quality, the Adviser will perform a credit analysis of each issuer of such unrated securities pursuant to policies and procedures reviewed and approved by the Trustees on an ongoing basis.


  The Tax-Free Bond Fund's investment emphasis on securities issued by Nebraska municipalities and political subdivisions involves somewhat greater risks than a fund broadly invested in securities issued by municipalities and political subdivisions in many states. The credit quality of the issuers of the Nebraska Municipal Securities will depend on the future financial strength of the Nebraska economy and the financial condition of the Nebraska municipalities and political subdivisions issuing such securities. While most Nebraska municipalities and political subdivisions are predominantly reliant on independent revenue sources, such as property and sales taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. While many observers believe the Nebraska economy has been generally immune from national recessionary forces, the state economy is agriculturally based and can be significantly impacted by down trends in the commodity markets and cutbacks in federal agricultural programs. See the Statement of Additional Information for information about the Nebraska economy.

PRIME COMMERCIAL PAPER. Each of the Funds except the Tax-Free Bond Fund may purchase Prime Commercial Paper, which is a short-term debt obligation that matures in 270 days or less, is issued by banks, corporations or other institutions, and is rated one of the two highest rating categories for short-term obligations by an NRSRO or, if unrated, is of comparable quality to securities having such ratings, as determined by the Adviser.

PORTFOLIO TURNOVER. Although none of the Funds intends to invest for the purpose of seeking short-term profits, securities will be sold whenever the Fund's Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Adviser does not presently expect the portfolio turnover rate of the Funds to exceed 100%.

RATINGS. Securities rated in the fourth highest investment grade category (Baa by Moody's, or BBB by S&P or Fitch) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher rated securities. The Appendix to this Prospectus contains a complete description of ratings.

If a security is downgraded below the permissible investment category for a Fund, the Adviser will determine whether or not the security continues to be an acceptable investment; if not, the security will be sold.

REPURCHASE AGREEMENTS. The securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. Each of the Funds may invest in the securities of other investment companies, but generally will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its respective total assets in any one investment company, or invest more than 10% of its respective total assets in investment companies in general, unless permitted to exceed these limitations by other provisions of the Investment Company Act of 1940 or an exemptive order of the SEC.

If the SEC grants a pending exemptive request, each Fund will have the ability to invest a portion of its assets in another Fund, provided it is consistent with its investment objective and complies with certain SEC conditions. In that regard, the Equity Fund intends to invest a portion of its assets in the International Equity Fund in lieu of directly purchasing foreign securities, and the Adviser has undertaken to waive its advisory fee on that portion of the Equity Fund's assets that are invested in the International Equity Fund. Depending on market conditions, the Equity Fund anticipates investing between 0% and 35% of its net assets in the International Equity Fund. Similarly, the Premier Fund may invest a portion of its assets in the International Equity Fund, although it has no present intention to do so. It should be noted that each investment company incurs certain of the same types of expenses and, therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. See "Expenses of the Funds" herein.

The International Equity Fund may invest indirectly in foreign capital markets by purchasing shares of closed-end investment companies, but generally only in open-market transactions involving only customary brokerage commissions. Sometimes the Fund may pay a premium over net asset value for such shares.

SHORT SALES. The Equity Fund, International Equity Fund and Premier Fund may make short sales pursuant to a fundamental policy. A short sale occurs when a borrowed security is sold in anticipation of a decline in its price. If the decline occurs, shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When a Fund enters into a short sale, assets equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale.

TEMPORARY INVESTMENTS. When the Adviser judges that market conditions warrant a defensive investment position, each of the Funds may temporarily invest up to 100% of their assets in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies, taxable or tax-free Municipal Securities and foreign securities. Each Fund's temporary investments must be of comparable quality to its primary investments.

U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

  . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
  . notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;
  . notes, bonds, and discount notes of other U.S. government agencies or instrumentalities which receive or have access to federal funding; and


  . notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

VARIABLE RATE DEMAND NOTES. Each Fund may purchase variable rate demand notes, which are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. (See "Demand Features"). Each Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which a Fund may next tender the security for repurchase.

WARRANTS. The Equity Fund, the International Equity Fund and Premier Fund may invest in warrants. Warrants provide an option to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the underlying common stock.

ZERO COUPON SECURITIES. The Intermediate Bond Fund may invest in zero coupon bonds. The Fund may invest in zero coupon bonds in order to receive the rate of return through the appreciation of the bond. This application is extremely attractive in a falling rate environment as the price of the bond rises rapidly in value as opposed to regular coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity.

Zero coupon bonds are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon securities accretes at a stated yield until the security reaches its face amount at maturity. In addition, zero coupon securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity.

Generally, the prices of zero coupon securities are more sensitive to fluctuations in interest than are conventional bonds and convertible securities. In addition, federal tax law requires the holder of a zero coupon security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to avoid liability for federal income taxes, the Fund will be required to distribute income accrued from zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.



ADDITIONAL INVESTMENT RISKS

DEBT MARKET. In the debt market, prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes.

The market value of debt obligations, and therefore each Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Funds' Adviser or Sub-Adviser. The Funds' Adviser or Sub-Adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent a Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value.

HIGH YIELD DEBT OBLIGATIONS. The Intermediate Bond Fund may invest in high yield debt obligations. These lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. (For example, securities rated in the lowest category may have been unable to satisfy their obligations under the bond indenture.) These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated bonds are regarded as predominantly speculative with regard to each issuer's continuing ability to make principal and interest payments. In addition, the secondary trading market for lower-rated bonds may be less liquid than the market for investment grade bonds. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities. The Adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers. Purchasers should carefully assess the risks associated with an investment in the Fund.

Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Intermediate Bond Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-Backed and Asset-Backed Securities generally pay back principal and interest over the life of the security. At the time a Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-Backed and Asset-Backed Securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting Asset-Backed Securities may be prepaid without penalty or premium. Prepayment risks on Mortgage-Backed Securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on Mortgage-Backed Securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although Asset-Backed Securities generally are less likely to experience substantial prepayments than are Mortgage-Backed Securities, certain factors that affect the rate of prepayments on Mortgage-Backed Securities also affect the rate of prepayments on Asset-Backed Securities.

While Mortgage-Backed Securities generally entail less risk of a decline during periods of rapidly rising interest rates, Mortgage-Backed Securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if Mortgage-Backed Securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-Backed Securities present certain risks that are not presented by Mortgage-Backed Securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of Asset-Backed Securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related Asset-Backed Securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of Asset-Backed Securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL SECURITIES. Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Intermediate Bond Fund or Tax-Free Bond Fund to achieve its investment objective by purchasing Municipal Securities also depends on the continuing ability of the issuers of Municipal Securities and demand features, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due.

Since the Tax-Free Bond Fund may invest a significant portion of its assets in Nebraska Municipal Securities, the Fund is susceptible to political and economic factors affecting the issuers of Nebraska Municipal Securities. The Nebraska economy performed steadily during 1996 as the national economy continued its slow expansion. The Nebraska economy generally avoided the national recession of the early 1990's and continued to expand in 1996 with growth in the labor force, jobs, retail sales, tourism visits and population. Overall, it is anticipated that the State's economy will grow moderately, reflecting the national economy. Historically, the Nebraska economy tends to be less cyclical than the national economy. It typically does not grow as fast as the national economy during expansions and does not contract as much during recessions.

The Tax-Free Bond Bond Fund has a fundamental investment restriction which prohibits the Fund from investing more than 25% of its total assets in securities of issuers in any single industry. This restriction does not, however, place any such limitation on the purchase of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by Nebraska, its political subdivisions, municipalities, agencies and authorities. Moreover, the Fund may invest 25% or more of its total assets in Municipal Securities whose revenue sources are from mortgage loans, community development, education, electric utilities, health care, housing and transportation. There may be economic, business or political developments or changes that affect securities of a similar type, such as changes in government regulation, increased costs of necessary materials, increased competition, or declining market needs. Therefore, developments affecting a single issuer or industry or securities financing such projects may have a significant impact on the Fund's performance.

STOCK MARKET. As with other mutual funds that invest primarily in equity securities, the Equity Fund, International Equity Fund and Premier Fund are subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.

  SMALL AND MEDIUM CAPITALIZATION STOCKS. Stocks in the small and medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Daily Stock Price Index of 500 Common Stocks ("S&P 500"). This is because, among other things, small- and medium-sized companies may have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of small- and medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small- and medium-sized companies may decline in price as the price of large company stocks rise or vice versa.

FOREIGN SECURITIES. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. The risks associated with investing in foreign securities include: risks of adverse political, social, diplomatic and economic developments (including possible governmental seizure or nationalization of assets) and difficulty assessing trends in these areas; the possible imposition of exchange controls or other governmental restrictions; default in foreign government securities; foreign companies are not generally subject to uniform financial reporting, auditing and accounting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies; there are less readily available market quotations on foreign companies; there is the possibility of less publicly available information on foreign securities and their issuers; there are differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; there is generally lower foreign stock market volume; there is the likelihood that foreign securities may be less liquid or more volatile; foreign brokerage commissions and other transaction costs (such as custodial services) may be higher; there is unreliable mail service between countries; there are restrictions on foreign investments in other jurisdictions; there are difficulties which may be encountered in enforcing contractual obligations and obtaining or enforcing a court judgment abroad and effecting repatriation of capital invested abroad; and there are delays or problems in settlement of foreign transactions, which could adversely affect shareholder equity or cause the Fund to miss attractive investment opportunities. In addition, foreign securities may be subject to foreign taxes, which reduce yield and total return.

  EMERGING MARKETS. Generally included in emerging markets are all countries in the world except Australia, Canada, Japan, New Zealand, the United States, and most western European countries. The risks of investing in developing or emerging markets are similar to, but greater than, the risks of investing in the securities of developed international markets since emerging or developing markets tend to have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries.

  In certain emerging market countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. The economies of emerging market countries may be predominantly based on a few industries and may be highly vulnerable to change in local or global trade conditions. The securities markets of many of these countries also may be smaller, less liquid, and subject to greater price volatility than those in the United States. Some emerging market countries also may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market country currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which portfolio securities are denominated may have an adverse impact on the Fund. Finally, many emerging market countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies for individual emerging market countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of domestic product, inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

  EXCHANGE RATES. Foreign securities may be denominated in foreign currencies. Although the International Equity Fund intends to invest in such foreign currency-denominated securities to a greater extent than the Equity Fund and Premier Fund, the value in U.S. dollars of each of these Funds' assets and income may be affected by changes in exchange rates and regulations. Although each Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When a Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

  FOREIGN MONEY MARKET INSTRUMENTS. ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international, economic, and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by a Fund's Adviser in selecting these investments.

  U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors. When such policies are instituted, the Equity Fund, International Equity Fund and Premier Fund will abide by them.

FUTURES AND OPTIONS. When a Fund uses futures and options on futures as hedging devices, there is a risk that the values of the currencies subject to the futures contracts may not correlate with the values of the currencies in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's Adviser or Sub-Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest or currency exchange rate movements. In these events, the Fund may lose money on the futures contract or option. Also, it is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Fund's Adviser will consider liquidity before entering into such transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

NON-DIVERSIFICATION. The Equity Fund, International Equity Fund, Premier Fund and Tax-Free Bond Fund are designated as non-diversified investment portfolios under the 1940 Act and, therefore, are not subject to the issuer limitations imposed on a diversified portfolio (see the "Diversification" section above relating to the Intermediate Bond Fund). An investment in these Funds, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of such Funds' portfolios. Any economic, political, or regulatory developments affecting the value of the securities in these Funds' portfolios may have a greater impact on the total value of the portfolios than would be the case if the portfolios were diversified among more issuers.

Notwithstanding the foregoing, each Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code. This requires that at the end of each quarter of the Fund's taxable year, the aggregate value of all investments of the Fund in any one issuer (except U.S. government obligations, cash, cash items and other investment companies) which exceed 5% of the Fund's total assets (valued at the time of investment) shall not exceed 50% of the value of its total assets, and, with respect to the remaining assets, no more than 25% of the Fund's assets (valued at the time of investment) shall be invested in a single issuer.



TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

None of the Funds will pay federal income tax because each expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the other Funds of the Trust, if any, will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, you are required to pay federal income tax on any dividends and other distributions received. However, shareholders of Tax-Free Bond Fund are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds; but, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private-activity" municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. Dividends of the Tax-Free Bond Fund representing net interest income earned on some temporary taxable investments and any realized net short-term gains are taxed as ordinary income.

Investment income received by the International Equity Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the International Equity Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of International Equity Fund's assets to be invested within various countries is unknown. However, the International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

If more than 50% of the value of the International Equity Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the International Equity Fund intends to qualify for certain Internal Revenue Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Internal Revenue Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the International Equity Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

To the extent the Equity Fund or the Premier Fund invests in the International Equity Fund, the shareholders of the Equity Fund and Premier Fund will not be able to earn the foreign tax credit on investments held by the International Equity Fund.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Distributions on the Tax-Free Bond Fund representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority, although they may be exempt from Nebraska personal income tax. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

NEBRASKA TAXES

Under existing Nebraska laws, distributions made by the Tax-Free Bond Fund will not be subject to Nebraska income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Nebraska, its political subdivisions, authorities, commissions or instrumentalities; or (ii) interest from obligations of the United States and its territories and possessions or of any authority, commission, or instrumentality of the United States to the extent exempt from state income taxes under the laws of the United States. Conversely, to the extent that distributions made by the Tax-Free Bond Fund are attributable to other types of obligations, such distributions will be subject to Nebraska income taxes.


GREAT PLAINS INTERMEDIATE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 25, 1997
-------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------
Cash                                                $100,000
--------------------------------------------------
LIABILITIES:                                              --
--------------------------------------------------  --------
Net Assets for 10,000 shares outstanding            $100,000
--------------------------------------------------  ========
NET ASSET VALUE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------
($100,000 / 10,000 shares outstanding)                $10.00
--------------------------------------------------  ========
Offering Price Per Share (100/97 of $10.00)           $10.31
--------------------------------------------------  ========

Notes:

(1) Great Plains Intermediate Bond Fund (the "Fund") is a diversified portfolio of Great Plains Funds (the "Trust"), an open-end management investment company (a mutual fund). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated July 1, 1997, and has no operations since that date other than those relating to organizational matters, including the issuance on August 25, 1997 of 10,000 shares at $10.00 per share to Federated Services Company, the Administrator to the Fund. Expenses of organization incurred by the Fund, estimated at $30,000, were borne initially by the Administrator. The Fund has agreed to reimburse the Administrator for the organizational expenses within five years of the date the Fund becomes effective.

(2) Reference is made to the "Management of the Trust" (on page 15), "Administration of the Trust" (on page 18) and "Tax Information" (on page
    38) in the prospectus for descriptions of the investment advisory fee, administrative and other services and federal tax aspects of the Fund.

(3) Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the Adviser and the Administrator.


INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Board of Trustees of the GREAT PLAINS FUNDS and the Shareholder of GREAT PLAINS INTERMEDIATE BOND FUND:

We have audited the accompanying statement of assets and liabilities of Great Plains Intermediate Bond Fund as of August 25, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Great Plains Intermediate Bond Fund as of August 25, 1997, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Pittsburgh, Pennsylvania
August 27, 1997


APPENDIX
-------------------------------------------------------------------------------

STANDARD AND POOR'S CORPORATE BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC--Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured.) Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR--Not rated by Moody's.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligator's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment or interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

NR--Indicates that Fitch does not rate the specific issue.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICES, INC. COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.



P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH INVESTORS SERVICE, INC. SHORT-TERM RATINGS

F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories.


ADDRESSES
--------------------------------------------------------------------------------

Great Plains Equity Fund                                                                 Federated Investors Tower
Great Plains International Equity Fund                                                   Pittsburgh, Pennsylvania 15222-3779
Great Plains Premier Fund
Great Plains Intermediate Bond Fund
Great Plains Tax-Free Bond Fund
----------------------------------------------------------------------------------------------------------------------------
Distributor
                                              Edgewood Services, Inc.                    Clearing Operations
                                                                                         P.O. Box 897
                                                                                         Pittsburgh, Pennsylvania 15222-3779
----------------------------------------------------------------------------------------------------------------------------
Adviser to all Funds
                                              First Commerce Investors, Inc.             610 NBC Center
                                                                                         Lincoln, Nebraska 68508
----------------------------------------------------------------------------------------------------------------------------
Sub-Adviser
                                              Peter A. Kinney                            11 S. LaSalle, #2900
                                                                                         Chicago, Illinois 60603
----------------------------------------------------------------------------------------------------------------------------
Custodian
                                              National Bank of Commerce                  1248 "O" Street
                                                                                         Lincoln, Nebraska 68508
----------------------------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                                              Federated Shareholder Services Company     P.O. Box 8612
                                                                                         Boston, MA 02266-8612
----------------------------------------------------------------------------------------------------------------------------
Administrator and Portfolio Accountant
                                              Federated Services Company                 Federated Investors Tower
                                                                                         Pittsburgh, Pennsylvania 15222-3779
----------------------------------------------------------------------------------------------------------------------------
Legal Counsel
                                              Bell, Boyd & Lloyd                         Three First National Plaza
                                                                                         70 West Madison Street
                                                                                         Chicago, Illinois 60602
----------------------------------------------------------------------------------------------------------------------------
Independent Public Auditors
                                              Deloitte & Touche LLP                      2500 One PPG Place
                                                                                         Pittsburgh, Pennsylvania 15222-5401
----------------------------------------------------------------------------------------------------------------------------

Edgewood Services, Inc.
Distributor

Cusip 391163102 Cusip 391163201 Cusip 391163300 Cusip 391163409 Cusip 391163508
G02180-01 (9/97)





GREAT PLAINS EQUITY FUND


GREAT PLAINS INTERNATIONAL EQUITY FUND


GREAT PLAINS PREMIER FUND


GREAT PLAINS INTERMEDIATE BOND FUND


GREAT PLAINS TAX-FREE BOND FUND

(Portfolios of Great Plains Funds)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 18, 1997

     A. Effective January 23, 1998, the contract between First Commerce Investors, Inc. (the "Adviser") and Peter Kinney (the "Sub-Adviser") was terminated. Accordingly, please delete all references to the Sub-Adviser.

     B. Please delete the section entitled "Great Plains Funds Management" which begins on page 13 and replace it with the following: GREAT PLAINS FUNDS MANAGEMENT OFFICERS AND TRUSTEES

Officers and Trustees are listed with their addresses, principal occupations, birthdates and present positions, including any affiliation with First Commerce Investors, Inc., National Bank of Commerce, Federated Investors, Edgewood Services, Inc., Federated Shareholder Services Company and Federated Services Company.

Dr. Keith L. Broman*
3540 Calvert St.
Lincoln, NE 68506

Birthdate:  July 13, 1922

Trustee

Professor Emeritus, University of Nebraska.


Hugh Hansen@
1325 Fall Creek Road
Lincoln, NE 68510

Birthdate: September 27, 1927

Trustee

Consultant, First Commerce Bancshares, Inc.; Formerly, President, COO and Director, First Commerce Bancshares, Inc.; Formerly, Vice Chairman and Director, National Bank of Commerce; Formerly, Chairman and Director, North Platte National Bank; Formerly, Director, First National Bank, Kearney, NE, McCook, NE and West Point, NE; Formerly, Director, First Commerce Mortgage Co.; Formerly, Director, Overland National Bank; Formerly, Director, NBC Computer Services Corporation.

George E. Howard@+
3901 South 27th Street, #50
Lincoln, NE 68508

Birthdate: August 11, 1924

Trustee

Formerly, Chairman and CEO, Lincoln Mutual Life Insurance Company.


Dr. Martin A. Massengale+
220 Keim Hall
University of Nebraska-Lincoln
Lincoln, NE  68583-0953

Birthdate: October 25, 1933

Trustee

Distinguished Professor, President Emeritus, Director for Grassland Studies, and Foundation, University of Nebraska; Director, IBP, Inc., America First Companies LLC, and Woodmen Life and Accident Company.


Keith C. Mitchell
621 Rose Street
Lincoln, NE 68502

Birthdate: September 25, 1943

Trustee

Vice President and Chief Financial Officer, MDS-Harris; Financial Consultant; General Partner, Deloitte & Touche LLP.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate:  October 22, 1930

President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of certain investment companies distributed, organized, or advised by Federated Investors and its affiliates (Federated Funds); President, Executive Vice President and Treasurer of some of the Federated Funds.


James Stuart, III
610 NBC Center
Lincoln, NE 68508

Birthdate: December 4, 1963

Vice President

Chairman and Chief Executive Officer, First Commerce Investors, Inc.; Chief Investment Officer and Secretary, Stuart Global Investment Company, BVI; James Stuart, III, Sole Proprietorship, Consultant; Stuart Investment Co., Executive Vice President.

Anne E. Hansen
610 NBC Center
Lincoln, NE 68508

Birthdate: October 3, 1960

Vice President

Vice President and Compliance Officer, First Commerce Investors, Inc.


C. Christine Thomson
Federated Investors Tower
Pittsburgh, PA 15222

Birthdate: September 1, 1957

Vice President and Treasurer


Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA 15222

Birthdate: November 17, 1961

Secretary

Corporate Counsel and Vice President, Federated Services Company; formerly Attorney, Morrison & Foerster (law firm).


         * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

         @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

         +  Member of the Audit Committee.

C. Please insert the following as the second paragraph of the section entitled "Fund Ownership" on page 15.
      "As of April 6, 1998, the following shareholders of record owned 5% or more of the outstanding shares of the Funds: Firlin and Company, c/o NBC Trust Division, Lincoln, Nebraska, owned approximately 17,748,199 shares (95.77%) of the Equity Fund; Firlin and Company, c/o NBC Trust Division, Lincoln, Nebraska, owned approximately 2,256,300 shares (93.67%) of the Premier Fund; Firlin and Company, c/o NBC Trust Division, Lincoln, Nebraska, owned approximately 13,445,919 shares (98.30%) of the Intermediate Bond Fund; and Firlin and Company, c/o NBC Trust Division, Lincoln, Nebraska, owned approximately 6,258,337 shares (96.58%) of the Tax-Free Bond Fund
D. Please insert the following as the second paragraph of the section entitled "Advisory Fees" on page 16.
   "For the period from September 29, 1997, (date of initial public investment) to February 28, 1998, the Adviser earned advisory fees of $570,053, $90,545, $267,770, and $134,308, respectively, from the Equity Fund, the Premier Fund, the Intermediate Bond Fund, and the Tax-Free Bond Fund, respectively, of which $2,159, $18,320, $987, and $865, respectively, were waived."
E. Please insert the following as the second paragraph of the section entitled "Sub-Advisory Fees" on page 16.
   "For the period from September 29, 1997, (date of initial public investment) to February 28, 1998, the Sub-Adviser earned advisory fees of $24,770 paid by the Adviser under the sub-advisory agreement between the Adviser and the Sub-Adviser, none of which were waived."

F. Please delete the third sentence of the section entitled "Custodian" on page 16 and replace it with the following: "The Bank's fees for custody services are based upon the market value of the Funds' securities held in custody plus certain out-of-pocket expenses."
G. Please insert the following as the second paragraph of the section entitled "Brokerage Transactions" which begins on page 16. "For the period from September 29, 1997, (date of initial public investment) to February 28, 1998, the Equity Fund, the Premier Fund, the Intermediate Bond Fund, and the Tax-Free Bond Fund, respectively, paid total brokerage commissions of $61,827, $17,565, $0, and $0, respectively."
H. Please insert the following as the second paragraph of the section entitled "Administrative Arrangements" on page 17. "For the period from September 29, 1997, (date of initial public investment) to February 28, 1998, the Equity Fund, the Premier Fund, the Intermediate Bond Fund, and the Tax-Free Bond Fund, respectively, incurred $106,632, $12,691, $75,126, and $37,789, respectively, in costs for administrative services, none of which were waived."
I. Please delete the second paragraph of the section entitled "Total Return" on page 20 and replace it with the following: "The Equity Fund's cumulative total return for the period from September 29, 1997 (date of initial public investment) to February 28, 1998, was 6.19%. The Premier Fund's cumulative total return for the period from September 29, 1997 (date of initial public investment) to February 28, 1998, was 0.50%. The Intermediate Bond Fund's cumulative total return for the period from September 29, 1997 (date of initial public investment) to February 28, 1998, was 1.05%. The Tax-Free Bond Fund's cumulative total return for the period from September 29, 1997 (date of initial public investment) to February 28, 1998, was (0.41)%. Cumulative total return reflects a Fund's total performance over a specific period of time. The Funds' total returns are representative of only five months of investment activity."
J. Please insert the following as the third paragraph of the section entitled "Yield" on page 20.
   "The Equity Fund's yield for the thirty-day period ended February 28, 1998, was 0.26%. The Premier Fund's yield for the thirty-day period ended February 28, 1998, was 0.43%. The Intermediate Bond Fund's yield for the thirty-day period ended February 28, 1998, was 5.27%. The Tax-Free Bond Fund's yield for the thirty-day period ended February 28, 1998, was 3.36%."

K. Please insert the following as the second paragraph of the section entitled "Tax-Equivalent Yield" on page 21. "The Tax-Free Bond Fund's tax-equivalent yield for the thirty-day period ended February 28, 1998, was 7.42%."

L. Please delete the tax-equivalency table on page 21 and replace it with the following:

                        TAXABLE YIELD EQUIVALENT FOR 1998

                                        STATE OF NEBRASKA
            COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  20.01%    34.68%       37.68%        42.68%        46.28%


      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER
      RETURN      42,350    102,300      155,950       278,450      $278,450

      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER
      RETURN      25,350    61,400       128,100       278,450      $278,450

      TAX-EXEMPT
      YIELD                   TAXABLE YIELD EQUIVALENT

        2.00%      2.50%     3.06%       3.21%         3.49%         3.72%
        2.50%      3.13%     3.83%       4.01%         4.36%         4.65%
        3.00%      3.75%     4.59%       4.81%         5.23%         5.58%
        3.50%      4.38%     5.36%       5.62%         6.11%         6.52%
        4.00%      5.00%     6.12%       6.42%         6.98%         7.45%
        4.50%      5.63%     6.89%       7.22%         7.85%         8.38%
        5.00%      6.25%     7.65%       8.02%         8.72%         9.31%
        5.50%      6.88%     8.42%       8.83%         9.60%        10.24%
        6.00%      7.50%     9.19%       9.63%        10.47%        11.17%
        6.50%      8.13%     9.95%      10.43%        11.34%        12.10%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

M. Please delete the tax-equivalency table on page 22 and replace it with the following:


                        TAXABLE YIELD EQUIVALENT FOR 1998
                            MULTISTATE MUNICIPAL FUND
                           FEDERAL INCOME TAX BRACKET:
                  15.00%    28.00%       31.00%        36.00%        39.60%


      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER
      RETURN      42,350    102,300      155,950       278,450      $278,450

      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER
      RETURN      25,350    61,400       128,100       278,450      $278,450

      Tax-Exempt
      Yield                   Taxable Yield Equivalent

        1.00%      1.18%     1.39%       1.45%         1.56%         1.66%
        1.50%      1.76%     2.08%       2.17%         2.34%         2.48%
        2.00%      2.35%     2.78%       2.90%         3.13%         3.31%
        2.50%      2.94%     3.47%       3.62%         3.91%         4.14%
        3.00%      3.53%     4.17%       4.35%         4.69%         4.97%
        3.50%      4.12%     4.86%       5.07%         5.47%         5.79%
        4.00%      4.71%     5.56%       5.80%         6.25%         6.62%
        4.50%      5.29%     6.25%       6.52%         7.03%         7.45%
        5.00%      5.88%     6.94%       7.25%         7.81%         8.28%
        5.50%      6.47%     7.64%       7.97%         8.59%         9.11%
        6.00%      7.06%     8.33%       8.70%         9.38%         9.93%
        6.50%      7.65%     9.03%       9.42%        10.16%        10.76%
        7.00%      8.24%     9.72%      10.14%        10.94%        11.59%
        7.50%      8.82%    10.42%      10.87%        11.72%        12.42%
        8.00%      9.41%    11.11%      11.59%        12.50%        13.25%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares. *Some portion of the Tax-Free Bond Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

EDGEWOOD SERVICES, INC.
Distributor

Cusip 391163102 Cusip 391163201 Cusip 391163300 Cusip 391163409 Cusip 391163508
G02264-04 (4/98)









                            GREAT PLAINS EQUITY FUND
                            GREAT PLAINS PREMIER FUND
                     GREAT PLAINS INTERNATIONAL EQUITY FUND
                       GREAT PLAINS INTERMEDIATE BOND FUND
                         GREAT PLAINS TAX-FREE BOND FUND

                       (PORTFOLIOS OF GREAT PLAINS FUNDS)

                       STATEMENT OF ADDITIONAL INFORMATION

                               September 18, 1997












    This Statement of Additional Information should be read with the prospectus, dated September 18, 1997, for the Funds listed above. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge, by writing or calling the Funds at 1-800-568-8257.

    FEDERATED INVESTORS TOWER
    PITTSBURGH, PENNSYLVANIA 15222-3779

EDGEWOOD SERVICES, INC.
Distributor

A subsidiary of FEDERATED INVESTORS

TABLE OF CONTENTS

POLICIES AND ACCEPTABLE INVESTMENTS     1

INVESTMENT LIMITATIONS                  7
  Fundamental Limitations               7
  Non-Fundamental Limitations           8

NEBRASKA INVESTMENT RISKS               9

GREAT PLAINS FUNDS MANAGEMENT          13
  Officers and Trustees                13
  Fund Ownership                       15
  Trustees' Compensation               15

INVESTMENT ADVISORY SERVICES           15
  Adviser to the Funds                 15
  Advisory Fees                        16
  Sub-Advisory Fees                    16

OTHER SERVICES                         16
  Administrative Services              16
  Transfer Agent, Dividend Disbursing Agent and Portfolio Accounting Services 16
  Custodian                            16
  Independent Auditors                 16

SHAREHOLDER SERVICING ARRANGEMENTS     16

BROKERAGE TRANSACTIONS                 16

DISTRIBUTION PLAN AND AGREEMENT        17
  Administrative Arrangements          17
  Conversion to Federal Funds          17



DETERMINING MARKET VALUE               17
  Market Values                        17
  Trading in Foreign Securities        18

REDEMPTION IN KIND                     18

EFFECT OF BANKING LAWS                 18

MASSACHUSETTS PARTNERSHIP LAW          19

TAX STATUS                             19
  The Funds' Tax Status                19
  Foreign Taxes                        19
  Shareholders' Tax Status             19
  Capital Gains                        20

TOTAL RETURN                           20

YIELD                                  20

TAX-EQUIVALENT YIELD                   21
  Tax-Equivalency Table-Nebraska       21
  Tax-Equivalency Table-Multi-State    22

PERFORMANCE COMPARISONS                23
  Economic and Market Information      25

This Statement contains additional information about the Great Plains Funds (the "Trust") and its five investment portfolios (the "Funds"). This Statement uses the same terms as defined in the Prospectus. POLICIES AND ACCEPTABLE INVESTMENTS ASSET-BACKED SECURITIES. Asset-Backed Securities are bonds or notes backed by loans or accounts receivable originated by banks, or other credit providers or financial institutions. Asset-Backed Securities may be pooled and then divided into classes of securities, known as tranches, and resold. Each tranche has a specified interest rate and maturity. The cash flows from the underlying pool of Asset-Backed Securities are applied first to pay interest and then to retire securities. All principal payments are directed first to the shortest-maturity tranche. When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity tranche. This process continues until all of the tranches have been completely retired. AVERAGE MATURITY. For purposes of determining the dollar-weighted average maturity of a Fund's portfolio, the maturity of a security will be its ultimate maturity. If it is probable that the issuer of the security will take advantage of maturity-shortening devices such as a call, refunding, or redemption provision, the maturity date will be the date on which it is probable that the security will be called, refunded, or redeemed. If the security includes the right to demand payment, the maturity of the security for purposes of determining a Fund's dollar-weighted average portfolio maturity will be the period remaining until the principal amount of the security can be recovered by exercising the right to demand payment. CONVERTIBLE SECURITIES. When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, convertible securities function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In evaluating these matters with respect to a particular convertible security, the Fund's Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices. DERIVATIVE CONTRACTS AND SECURITIES. The term derivative has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Funds will only use derivative contracts for the purposes disclosed in the applicable sections of their Prospectus or this Statement. To the extent that a Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies, and limitations. DURATION. Duration is a commonly used measure of potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure. Duration is calculated by dividing the sum of time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. When a Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Funds. FOREIGN CURRENCY HEDGING TRANSACTIONS. In order to hedge against foreign currency exchange rate risks, the Equity Fund, International Equity Fund and Premier Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies or currency futures transactions, as described below. The Funds may also conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Equity Fund, International Equity Fund and Premier Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency; or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. This second investment practice is generally referred to as "cross-hedging." Because in connection with a Fund's forward foreign currency transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to minimize potential risk. The segregated account will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts. The Equity Fund, International Equity Fund and Premier Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter. The Equity Fund, International Equity Fund and Premier Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures") and may purchase and write put and call options on foreign currency futures. This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the ability of a Fund's Adviser and Sub-Adviser to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.
     "MARGIN" IN FUTURES TRANSACTIONS. Unlike the purchase or sale of a security, the Equity Fund, International Equity Fund and Premier Fund do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash, U.S. government securities or highly-liquid debt securities with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by the Equity Fund, International Equity Fund and Premier Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged. To the extent required to comply with CFTC Regulation 4.5 and thereby avoid status as a "commodity pool operator," the Equity Fund, International Equity Fund and Premier Fund will not enter into a futures contract for other than bona fide hedging purposes, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of a Fund's net assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. Second, the Funds will not enter into these contracts for speculative purposes; rather, these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the CFTC. Third, since the Funds do not constitute a commodity pool, they will not market themselves as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Finally, because the Funds will submit to the CFTC special calls for information, the Funds will not register as commodities pool operators. LIMITATION ON OPEN FUTURES POSITIONS. The Equity Fund, International Equity Fund and Premier Fund will not maintain open positions in futures contracts they have sold or call options they have written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of their respective securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Funds will take prompt action to close out a sufficient number of open contracts to bring their respective open futures and options positions within this limitation. RISKS. When the Equity Fund, International Equity Fund and Premier Fund use futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in that Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, a Fund's Adviser or Sub-Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, a Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Funds' ability to establish and close out futures and options positions depends on this secondary market. The inability to close these positions could have an adverse effect on the Funds' ability to hedge their respective portfolios.
LENDING OF PORTFOLIO SECURITIES. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. If the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment. MORTGAGE-BACKED SECURITIES. The following is additional information about Mortgage-Backed Securities.
     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The following example illustrates how mortgage cash flows are prioritized in the case of CMOs - most of the CMOs in which the Intermediate Bond Fund invests use the same basic structure: (1) Several classes of securities are issued against a pool of mortgage collateral. A common structure may contain four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date, and the final class (Z bond) typically receives any excess income from the underlying investments after payments are made to the other classes and receives no principal or interest payments until the shorter maturity classes have been retired, but then receives all remaining principal and interest payments; (2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities; (3) The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bond). When those securities are completely retired, all principal payments are then directed to the next shortest-maturity security (or B bond). This process continues until all of the classes have been paid off. Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income, and the capital portion is reinvested.
MUNICIPAL SECURITIES. Examples of Municipal Securities include, but are not limited to: tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues; tax anticipation notes ("TANs") issued to finance working capital needs in anticipation of receiving taxes; revenue anticipation notes ("RANs") issued to finance working capital needs in anticipation of receiving revenues; bond anticipation notes ("BANs") that are intended to be refinanced through a later issuances of longer-term bonds; municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations; and participation, trust and partnership interests in any of the foregoing obligations. Although an emphasis will be placed on purchasing Nebraska Municipal Securities, the Tax-Free Bond Fund's investments may consist of issues of Municipal Securities representative of various areas of the U.S. and general obligations of states, cities and school districts as well as some revenue issues which meet the Fund's acceptable quality criteria.

     MUNICIPAL LEASES. The Intermediate Bond Fund and the Tax-Free-Bond Fund may purchase Municipal Securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment. Under the criteria currently established by the Trustees, the Funds' Adviser must consider the following factors in determining the liquidity of municipal lease securities: (1) the frequency of trades and quotes for the security; (2) the volatility of quotations and trade prices for the security; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades; (6) the rating of the security and the financial condition and prospects of the issuer of the security; (7) such other factors as may be relevant to the Funds' ability to dispose of the security; (8) whether the lease can be terminated by the lessee; (9) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (10) the lessee's general credit strength; (11) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations; and (12) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease. VARIABLE RATE MUNICIPAL SECURITIES. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed income obligations. Many Municipal Securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. For purposes of determining the Funds' average maturity, the maturities of these variable rate demand Municipal Securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
MUNICIPAL BOND INSURANCE. The Intermediate Bond Fund and Tax-Free Bond Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities ("Policy" or "Policies"). These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Funds. The premiums for the Policies may be paid by the Funds and the yield on the Funds' portfolios may be reduced thereby.

The Funds may require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Funds' quality standards. The Funds may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities, when, in the opinion of the Funds' Adviser, such insurance would benefit the Funds (for example, through improvement of portfolio quality or increased liquidity of certain securities).

Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund.

The Funds may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Funds' portfolio. In the event that a municipal security covered by such a Policy is sold from a Fund, the insurer of the relevant Policy will be liable for those payments of interest and principal which are due and owing at the time of the sale.

The other type of Policy covers municipal securities not only while they remain in the Funds' portfolio but also until their final maturity if they are sold out of the Funds' portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Funds will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Funds' portfolio only if, in the judgment of the Adviser, the Funds would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, in excess of the proceeds the Funds would receive if such municipal securities were sold without insurance. Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Funds.

The Funds may purchase municipal securities insured by Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), or any other municipal bond insurer which is rated AAA by S&P or Aaa by Moody's. Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in the Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by a Fund that such non-payment has occurred. MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Funds' portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.

MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Funds to refuse to insure any additional municipal securities purchased by the Funds after the effective date of such notice. The Funds reserve the right to terminate any of the Policies if they determine that the benefits to a Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Funds reserve the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated AAA by S&P or Aaa by Moody's.

REPURCHASE AGREEMENTS. Each Fund requires its custodian to take possession of the securities subject to repurchase agreements and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Funds believe that, under the regular procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by a Fund's Adviser [or Sub-Adviser] to be creditworthy pursuant to guidelines established by the Trustees. RESTRICTED SECURITIES. The Funds may invest in commercial paper issued in reliance on the exemption from restriction afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper (as determined by a Fund's Adviser), as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities. REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled. SHORT SALES. The Equity Fund, International Equity Fund and Premier Fund will not sell securities short unless the Funds (1) own, or have a right to acquire, an equal amount of such securities, or (2) have segregated an amount of their other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 25% of the respective Fund's net assets. While in a short position, each Fund will retain the securities, rights, or segregated assets. SWAP TRANSACTIONS. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," which is the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other. The Funds expect to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, the Funds may hedge against changes in the market value of a fixed rate note by entering into a concurrent swap that requires the Funds to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the note in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Funds' obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Funds may also enter into swaps and caps to preserve or enhance a return or spread on a portfolio security. The Funds do not intend to use these transactions in a speculative manner. The Funds will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Funds' obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Funds will segregate liquid assets in an aggregate net asset value at least equal to the accrued excess, if any, on each business day. If a Fund enters into a swap on other than a net basis, a Fund will segregate liquid assets in the full amount accrued on a daily basis of a Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser and Sub-Adviser have determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser or Sub-Adviser to be illiquid, they will be included in a Fund's limitation on investments in illiquid securities. To the extent a Fund sells caps and floors, it will maintain in a segregated account cash and/or U.S. government securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of a Fund's obligations with respect to caps and floors. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or Sub-Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser or Sub-Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged. Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the net asset value of the swap together with the net amount of interest payments owed to a Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose a Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on a Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. INVESTMENT LIMITATIONS FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed without shareholder approval except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the SEC) in an open end investment company with substantially the same investment objective. SELLING SHORT AND BUYING ON MARGIN

Except for the Equity Fund, International Equity Fund and Premier Fund, none of the other Funds will sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin. ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Funds will not issue senior securities except that each Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets including the amounts borrowed; and except to the extent that a Fund is permitted to enter into futures contracts, options or forward contracts. A Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, each Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or one-third of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued or delayed delivery basis. LENDING CASH OR SECURITIES

The Funds will not lend any of their assets except portfolio securities. Loans may not exceed one-third of the value of a Fund's total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies, and limitations. INVESTING IN COMMODITIES

     The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, each Fund may purchase and sell futures contracts and related options and enter into forward contracts and related options.

INVESTING IN REAL ESTATE

The Funds will not purchase or sell real estate, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate. DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Intermediate Bond Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities of other investment companies, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer. CONCENTRATION OF INVESTMENTS

Each Fund will not invest 25% or more of the value of its total assets in any one industry. Each Fund may invest 25% or more of the value of its total assets in cash or cash items, securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities. In addition, the Tax-Free Bond Fund may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, including tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality. This policy applies to securities which are related in such a way that an economic, business, or political development affecting one security would also affect the other securities (such as securities paid from revenues from selected projects in transportation, public works, education, or housing). UNDERWRITING

A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations. NON-FUNDAMENTAL LIMITATIONS

The following investment limitations are non-fundamental and, therefore, may be changed by the Trustees without shareholder approval except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the
SEC) in an open end investment company with substantially the same investment objective. Shareholders will be notified before any material change in these limitations becomes effective. INVESTING IN ILLIQUID AND RESTRICTED SECURITIES

The Funds will invest in illiquid and restricted securities. However, the Funds will not invest more than 15% of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain securities not determined by the Trustees to be liquid (including certain municipal leases). PURCHASING SECURITIES TO EXERCISE CONTROL

The Funds will not purchase securities of a company for the purpose of exercising control.
INVESTING IN OPTIONS

The Equity Fund, International Equity Fund and Premier Fund will not purchase put options or write call options on securities (other than options on currencies) unless the securities are held in the Funds' portfolio or unless the Funds are entitled to them in deliverable form without further payment or have segregated cash in the amount of any further payment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Funds consider instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." NEBRASKA INVESTMENT RISKS The Tax-Free Bond Fund may invest in obligations of Nebraska (the "State") issuers which result in the Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a general summary of the State's financial condition and a brief summary of the prevailing economic conditions. This information is based on various sources that are believed to be reliable but should not be considered as a complete description of all relevant information.

The Tax-Free Bond Fund's investment emphasis on debt obligations of Nebraska issuers carries a higher risk than a portfolio that is geographically diversified. There are 93 counties and 535 incorporated municipalities in Nebraska, many of which have outstanding debt. A number of other public authorities and private, nonprofit organizations, including utilities, also issue tax exempt debt within the State.

ECONOMY. The economy of the State continues to demonstrate relatively strong performance, with per capita personal income for 1996 at $23,047. Per capita income is total personal income divided by population, so it is a measure of income distributed among all residents. Since not all persons have an annual income, this statistic is not a measure of individual economic well-being. Total State employment was 886,163 in 1996, with the majority of jobs in trade, services and government. Annual average unemployment was 2.9% in 1996, compared to a national average of 5.4%. The State's population in 1990 was 1,578,385, with 1,652,093 estimated for 1996. Two-fifths of the population is concentrated in the three metropolitan areas of Lincoln, Omaha and South Sioux City.

DEBT. The State of Nebraska does not issue debt. Local governments issue three basic types of debt, with varying degrees of credit risk: general obligation bonds backed by the unlimited, and in some cases limited, taxing power of the issuer, revenue bonds secured by specific pledged fees or charges for a related utililty or project, and tax-exempt lease obligations, secured by annual appropriations by the issuer, usually with no implied tax or specific revenue appropriations by the issuer. In 1995, $849 million in municipal debt was issued in Nebraska, with approximately 25% representing general obligation debt and 75% revenue bonds, compared to 38% general obligation and 62% revenue backed bonds nationally.

Many Nebraska agencies and instrumentalities are authorized to borrow money under legislation which expressly provides that the loan obligations shall not be deemed to constitute a debt or pledge of the faith and credit of the State. Representative issuers of this kinds of debt include the Nebraska Educational Facilities Authority and Nebraska Investment Finance Authority. The principal of and interest on bonds issued by these bodies are payable solely from specific sources, principally fees generated from the use of the facilities, or enterprises financed by the bonds, or other dedicated revenues.

FINANCIAL. To a large degree, the risk of the Tax-Free Bond Fund is dependent upon the financial strength of the State of Nebraska and its political subdivisions. Agriculture traditionally has been the backbone of Nebraska's economy, although its relative importance has diminished in the last two decades compared to other sectors. Its continued importance to the State's economy was clearly demonstrated in recent years, when increasing farm credit problems and adverse weather conditions affected other sectors interacting with agriculture. These sectors include manufacturers of farm equipment and supplies; feed, seed, and other farm supply retailers; truckers transporting farm products; and banks providing loans for farm operating capital. While Nebraska has not experienced severe symptoms of past national recessions, Nebraska political subdivisions have faced budget crises in the recent past (see Property Tax System below).

PROPERTY TAX SYSTEM. In 1996, the Nebraska legislature enacted legislation intended to reduce the level of property taxation in the State. LB299 provides for a new overall budget limitation on certain restricted funds, and LB1114 reduces the rate of taxation for general property taxes authorized for cities. LB299 imposes for the current budget year for cities a limitation on the growth of restricted funds of 2% plus a factor for population growth, if any. For the next subsequent budget year the limitation on growth in restricted funds will be 0% plus a factor for population growth, if any. Restricted funds include property taxes (excluding any amounts required to pay interest and principal on bonded indebtedness), payments in lieu of taxes, local option sales taxes, permit and regulatory fees, state aid and fees from enterprise funds to the extent budgeted for general purposes rather than the enterprise function. The limitation imposed does not apply to capital improvements or revenues pledged to retire bonded indebtedness. The 2% or 0% limitation may be exceeded by an additional 1% upon an affirmative vote of at least 75% of the governing body. State aid may be withheld from governmental units which fail to comply. Under LB1114 the rates for levying property taxes are to be limited for each type of governmental unit in the State. The rate for cities will, after July 1, 1998, be no more than $0.45 per $100 of taxable value. Property tax levies to pay bonded debt are not included in such limitation. A political subdivision may exceed the limits upon rates for tax levies with approval from the voters of such subdivision.

PUERTO RICO. From time to time the Tax-Free Bond Fund may invest in obligations of the Commonwealth of Puerto Rico and its public corporations exempt from federal and Nebraska state and local income taxes. The majority of the Commonwealth's debt is issued by ten of the major public agencies that are responsible for many of the islands' public functions, such as water, wastewater, highways, telecommunications, education, and public construction.

Since the 1980's, Puerto Rico's economy and financial operations have paralleled the economic cycles of the United States. The island's economy, particularly the manufacturing sector, has experienced substantial gains in employment. Unemployment, while reaching its lowest level in ten years, still remains high. Much of these economic gains are attributable in part to favorable treatment under Section 936 of the U.S. Federal Tax Code for U.S. corporations doing business in Puerto Rico.

Debt ratios for the Commonwealth are high as it assumes much of the responsibility for local infrastructure. Sizable infrastructure improvements are anticipated to upgrade the island's water, sewer, and road system. The Commonwealth's general obligation debt is secured by a first lien on all available revenues.

The Commonwealth's economy remains vulnerable to changes in oil prices, American trade, foreign policy, and levels of federal assistance. Per capita income levels, while the highest in the Caribbean, lag for behind the United States.

OTHER RISK FACTORS. Because of its investment policies, the Tax-Free Bond Fund may not be suitable or appropriate for all investors. The Fund is designed for investors who want a high level of current income that is exempt from federal and Nebraska state income taxes. Investors in the Fund should not rely on the Fund for their short-term financial needs. The principal values of longer term securities fluctuate more widely in response to changes in interest rates than those of shorter term securities, providing greater opportunity for capital gain or risk of capital loss.

There can be no assurance that the Tax-Free Bond Fund will achieve its investment objective. Yields on Municipal Securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Municipal Securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of Municipal Securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of Fund investments, and a decline in interest rates will generally increase the value of Fund investments. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of Municipal Securities to meet their obligations for the payment of interest and principal when due. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, Municipal Securities with the same maturity, coupon, and rating may have different yields. There are variations in Municipal Securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, Municipal Securities have traditionally not been subject to regulation by, or registration with, the Securities and Exchange Commission, although there have been proposals which would provide for regulation in the future. The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations. Proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on Municipal Securities, and similar proposals may be introduced in the future. Some of the past proposals would have applied to interest on Municipal Securities issued before the date of enactment, which would have adversely affected their value to a degree. If such a proposal were enacted, the availability of Municipal Securities for investment by the Fund and the value of each Fund's investments would be affected and, in such an event, the Fund would reevaluate its investment objectives and policies. The Fund's investment emphasis on securities issued by municipalities and political subdivisions of the State of Nebraska involves greater risk than investing in Municipal Securities issued by a diversified group of entities from various geographical areas in the United States. Specifically, the credit quality of the Fund will depend upon the continued financial strength of the public bodies and municipalities in Nebraska. The State of Nebraska does not issue debt and, as a result, the financial condition of each municipality or political subdivision for each issue must be analyzed separately. Nebraska Municipal Securities generally have been highly regarded. Defaults on Nebraska Municipal Securities have been confined to issues made by sanitary improvement districts primarily occurring in the early 1980's and a few industrial development bond issues also occurring in the early 1980's. The Fund expects to invest a substantial portion of its assets in the debt obligations of local governments and public authorities in the State of Nebraska. While local governments in Nebraska are predominantly reliant on independent revenue sources, such a property taxes, they are not immune to budget shortfalls caused by cut-backs in State aid. None of the obligations issued by public authorities in Nebraska are backed by the full faith and credit of the State of Nebraska. In addition, property tax increases and general increases in governmental sending may be subject to voter approval. The Fund may also invest in certain sectors of the municipal securities market which have unique risks. The sectors include, but are not limited to, investments in issuances of health care providers, electric revenue issues with exposure to nuclear power plants and deregulation intended to foster competition, and private activity bonds without governmental backing. Each of these sectors is impacted by its own unique set of circumstances, including significant regulator impacts, which may adversely affect an issuer's financial performance. Over 25% of the Nebraska Municipal Securities in the Tax-Free Bond Fund's portfolio may be health care revenue bonds. Ratings of bonds issued for health care facilities are sometimes based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination of restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Pursuant to recent federal legislation, Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to such legislation Medicare reimbursements were based on the actual costs incurred by the health facility. Legislation may in the future adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program.

Over 25% of the Nebraska Municipal Securities in the Tax-Free Bond Fund's portfolio may derive their payment from mortgage loans. Certain of the Nebraska Municipal Securities in the Fund's portfolio may be single family mortgage revenue bonds, which are issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. The redemption price of such issues may be more or less than the offering price of such bonds. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period or, in some cases, from the sale by the bond issuer of the mortgage loans. Failure of the originating financial institutions to make mortgage loans would be due principally to the interest rates on mortgage loans funded from other sources becoming competitive with the interest rates on the mortgage loans funded with the proceeds of the single family mortgage revenue bonds. Single family mortgage revenue bonds issued after December 31, 1980, were issued under Section 103A of the Internal Revenue Code, which Section contains certain ongoing requirements relating to the use of the proceeds of such bonds in order for the interest on such bonds to retain its tax-exempt status. In each case, the issuer of the bonds has covenanted to comply with applicable ongoing requirements, and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from federal income tax under existing laws and regulations. There can be no assurances that the ongoing requirements will be met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively to the date of issuance.

Certain of the Nebraska Municipal Securities in the Fund's portfolio may be obligations of issuers whose revenues are primarily derived from mortgage loans to housing projects for low to moderate income families. The ability of such issuers to make debt service payments will be affected by events and conditions affecting financed projects including, among other things, the achievement and maintenance of sufficient occupancy levels and adequate rental income, increases in taxes, employment and income conditions prevailing in local labor markets, utility costs and other operating expenses, the managerial ability of project managers, changes in laws and governmental regulations, the appropriation of subsidies and social and economic trends affecting the localities in which the projects are located. The occupancy of housing projects may be adversely affected by high rent levels and income limitations imposed under federal and state programs. Like single family mortgage revenue bonds, multi-family mortgage revenue bonds are subject to redemption and call features, including extraordinary mandatory redemption features, upon prepayment, sale or non-origination of mortgage loans as well as upon the occurrence of other events. Certain issuers of single or multi-family housing bonds have considered various ways to redeem bonds they have issued prior to the stated first redemption dates for such bonds. In one situation, the New York City Housing Development Corporation, in reliance on its interpretation of certain language in the indenture under which one of its bond issues was created, redeemed all of such issue at par in spite of the fact that such indenture provided that the first optional redemption was to include a premium over par and could not occur prior to a specific date.

Over 25% of the Nebraska Municipal Securities in the Tax-Free Bond Fund's portfolio may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return on an approved asset base. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, federal, state and municipal governmental authorities may from time to time review existing and impose additional regulations governing the licensing, construction and operation of nuclear and other power plants, which may adversely affect the ability of the issuers of such bonds to make payments of principal and/or interest of such bonds. The utility industry is undergoing deregulation in many states. Deregulation of an industry has historically increased competition. In some cases, electric utilities will not be allowed to recoup costs associated with nuclear plants, expansions and other high cost projects.

The yields on Nebraska Municipal Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the Nebraska tax-exempt obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue or issuer. The ratings of NRSROs represent their opinions as to the quality of the Nebraska Municipal Securities which they undertake to rate. It should be emphasized, however, that ratings are general, and not absolute, standards of quality. Consequently, Nebraska Municipal Securities of the same maturity, interest rate and rating may have different yields, while Nebraska Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to their purchase by the Tax-Free Bond Fund, particular Nebraska Municipal Securities or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the Fund.

GREAT PLAINS FUNDS MANAGEMENT
OFFICERS AND TRUSTEES

Officers and Trustees are listed with their addresses, principal occupations, birthdates and present positions, including any affiliation with First Commerce Investors, Inc., National Bank of Commerce, Federated Investors, Edgewood Services, Inc., Federated Shareholder Services Company and Federated Services Company.

Keith Broman*
3540 Calvert St.
Lincoln, NE 68506

Birthdate:  July 13, 1922

Trustee

Chairman of Investment Committee, First Commerce Investors, Inc.; Professor Emeritus, University of Nebraska; Professor, Finance, University of Nebraska.


Hugh Hansen@
1325 Fall Creek Road
Lincoln, NE 68510

Birthdate: September 27, 1927

Trustee

Consultant, First Commerce Bancshares, Inc.; Formerly, President, COO and Director, First Commerce Bancshares, Inc.; Formerly, Vice Chairman and Director, National Bank of Commerce; Formerly, Chairman and Director, North Platte National Bank; Formerly, Director, First National Bank, Kearney, NE, McCook, NE and West Point, NE; Formerly, Director, First Commerce Mortgage Co.; Formerly, Director, Overland National Bank; Formerly, Director, NBC Computer Services Corporation.


George Howard@
3901 South 27th Street, #50
Lincoln, NE 68508

Birthdate: August 11, 1924

Trustee

Formerly, Chairman and CEO, Lincoln Mutual Life Insurance Company.


Dr. Martin Massengale
220 Keim Hall
University of Nebraska-Lincoln
Lincoln, NE  68583-0953

Birthdate: October 25, 1933

Trustee

Distinguished Professor, President Emeritus, Director for Grassland Studies, and Foundation, University of Nebraska; Director, IBP, Inc., America First Companies LLC, and Woodmen Life and Accident Company.

Keith Mitchell
621 Rose Street
Lincoln, NE 68502

Birthdate: September 25, 1943

Trustee

Vice President and Chief Financial Officer, MDS-Harris; Financial Consultant; General Partner, Deloitte & Touche LLP.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate:  October 22, 1930

President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of certain investment companies distributed, organized, or advised by Federated Investors and its affiliates (Federated Funds); President, Executive Vice President and Treasurer of some of the Federated Funds.


James Stuart, III
610 NBC Center
Lincoln, NE 68508

Birthdate: December 4, 1963

Vice President

Chairman and Chief Executive Officer, First Commerce Investors, Inc.; Chief Investment Officer and Secretary, Stuart Global Investment Company, BVI; James Stuart, III, Sole Proprietorship, Consultant; Stuart Investment Co., Executive Vice President.


Anne E. Hansen
610 NBC Center
Lincoln, NE 68508

Birthdate: October 3, 1960

Vice President

Assistant Vice President and Compliance Officer, First Commerce Investors, Inc.


C. Christine Thomson
Federated Investors Tower
Pittsburgh, PA 15222

Birthdate: September 1, 1957

Vice President and Treasurer

Vice President and Assistant Treasurer of some of the Federated Funds.

Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA 15222

Birthdate: November 17, 1961

Secretary

Corporate Counsel and Vice President, Federated Services Company; formerly Attorney, Morrison & Foerster (law firm).



      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.


FUND OWNERSHIP

Officers and Trustees of the Trust own less than 1% of each Fund's outstanding shares.

TRUSTEES' COMPENSATION


NAME,                                                 AGGREGATE
POSITION WITH                                         COMPENSATION
TRUST                                                 FROM TRUST*#
-----                                                 ----------
Keith Broman                                          $ 9,000
Trustee
Hugh Hansen                                           $ 9,000
Trustee
George Howard                                         $ 9,000
Trustee
Dr. Martin Massengale                                 $ 9,000
Trustee
Keith Mitchell                                        $ 9,000
Trustee

* Information is estimated and furnished for the period from the Trust's date of organization, July 11, 1997, through its fiscal year ending August 31, 1998.
# The aggregate compensation is provided for the Trust which is comprised of five portfolios.
INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUNDS

The Funds' investment adviser is First Commerce Investors, Inc. ("Adviser"). The Adviser shall not be liable to the Trust, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser or its affiliates' lending relationships with an issuer. The Adviser has contracted with Peter A.
Kinney ("Sub-Adviser") for investment advice on international securities and markets.
ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

SUB-ADVISORY FEES

For its advisory services, the Sub-Adviser receives from the Adviser, an annual investment advisory fee as described in the prospectus.
OTHER SERVICES
ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for a fee as described in the prospectus.
TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING SERVICES

     Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, is transfer agent for shares of the Funds and dividend disbursing agent for the Funds. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

CUSTODIAN

National Bank of Commerce (the "Bank") is custodian for the securities and cash of the Funds. Under the custodian agreement, the Bank holds the Funds' portfolio securities and keeps all necessary records and documents relating to its duties. The Bank's fees for custody services are based upon the market value of the Funds' securities held in custody plus certain securities transaction charges. Subject to arrangements approved by the Trustees, the Bank may place the securities and cash of the Funds with other qualified custodial entities. INDEPENDENT AUDITORS

The Independent Auditors for the Funds are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.
SHAREHOLDER SERVICING ARRANGEMENTS
These arrangements permit the payment of fees to the shareholder servicing agent to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

BROKERAGE TRANSACTIONS
Research services provided by brokers and dealers may be used by the Adviser and the Sub-Adviser in advising the Funds and other accounts. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. These services may be furnished directly to a Fund and the Adviser and may include: advice, both directly and in writing, as to the value of securities, the advisability of securities, or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent that receipt of these services may supplant services for which the Adviser, or its affiliates might otherwise have paid, it would tend to reduce their expenses. In addition, it is understood by the Board of Trustees that other clients of the Adviser or its affiliates might also benefit from the information obtained for the Funds, in the same manner that the Funds might also benefit from information obtained by the Adviser or its affiliates in performing services to others. Although investment decisions for the Funds are made independently from those for other investment advisory clients of the Adviser, it may develop that the same investment decision is made for both a Fund and one or more other advisory clients. If both a Fund and other clients purchase or sell that same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each. DISTRIBUTION PLAN AND AGREEMENT The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a form of Distribution Agreement. These arrangements permit the payment of fees to the Distributor to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. The Distributor may select certain entities to provide sales and/or administrative services as agents for holders of Plan shares. These activities and services may include, but are not limited to, marketing efforts, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records, processing purchase and redemption transactions and automatic investments of client account cash balances, answering routine client inquiries, and assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request. Such entities will receive fees from the Distributor based upon Plan shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor. The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the Distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

By adopting the Plan, the Trustees expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in pursuing their investment objectives. By identifying potential investors whose needs are served by a Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. ADMINISTRATIVE ARRANGEMENTS

The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Funds, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Funds may reasonably request. CONVERSION TO FEDERAL FUNDS

It is the Funds' policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds. DETERMINING MARKET VALUE MARKET VALUES

Market values of portfolio securities of the Funds are determined as follows:
    o for domestic equity securities and foreign securities, according to the last reported sales price on a recognized securities exchange, if available;

    o in the absence of recorded sales for domestic equity securities, according to the mean between the last closing bid and asked prices;

    o in the absence of reported sales prices for foreign securities or if the foreign security is traded over-the-counter, according to the last reported bid price;

    o for domestic bonds and other fixed income securities, at the last sales price on a national securities exchange if available, otherwise as determined by an independent pricing service;

    o for domestic short-term obligations, according to the mean between bid and asked price as furnished by an independent pricing service;

    o for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost, which approximates fair value; or

    o at fair value as determined in good faith by the Trustees.

If a security is traded on more than one exchange, the price on the primary market for that security, as determined by the Funds' Adviser, is used. Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The Funds will value futures contracts, and options on stocks, stock indices and futures contracts at their market values established by the exchanges at the close of trading on such exchanges unless the Trustees determine in good faith that another method of valuing these positions is necessary. TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing their net asset value, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. REDEMPTION IN KIND Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund's portfolio. To the extent available, such securities will be readily marketable. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable. The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, which obligates the Trust to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs. EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for, and upon the order of, their customers. Some entities providing services to the Trust are subject to such banking laws and regulations. They believe, based on the advice of its counsel, that they may perform those services for the Trust contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. MASSACHUSETTS PARTNERSHIP LAW Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX STATUS
THE FUNDS' TAX STATUS

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

    o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

    o invest in securities within certain statutory limits; and

    o distribute to its shareholders at least 90% of its net income earned during the year.

There are tax uncertainties with respect to whether increasing rate securities will be treated as having an original issue discount. If it is determined that the increasing rate securities have original issue discount, a holder will be required to include as income in each taxable year, in addition to interest paid on the security for that year, an amount equal to the sum of the daily portions of original issue discount for each day during the taxable year that such holder holds the security. There may also be tax uncertainties with respect to whether an extension of maturity on an increasing rate note will be treated as a taxable exchange. In the event it is determined that an extension of maturity is a taxable exchange, a holder will recognize a taxable gain or loss, which will be a short-term capital gain or loss if the holder holds the security as a capital asset, to the extent that the value of the security with an extended maturity differs from the adjusted basis of the security deemed exchanged therefor. FOREIGN TAXES

Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. Shareholders are required to hold International Equity Fund shares for a specified period to claim a foreign tax credit. However, if a Fund may invest in the stock of certain foreign corporations that constitute a Passive Foreign Investment Company (PFIC), then federal income taxes may be imposed on a Fund upon disposition of PFIC investments. SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Equity Fund, the International Equity Fund or the Premier Fund if those Funds were regular corporations, and to the extent designated by those Funds as so qualifying. These dividends, and any short-term capital gains are taxable as ordinary income. CAPITAL GAINS

Capital gains, when experienced by a Fund, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months. TOTAL RETURN The average annual total return for a Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions. Cumulative total return reflects a Fund's total performance over a specific period of time. YIELD The yield is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by a Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by a Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, performance will be reduced for those shareholders paying those fees.

TAX-EQUIVALENT YIELD (TAX-FREE BOND FUND ONLY)

     The tax-equivalent yield of the Tax-Free Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that this Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum marginal federal rate for individuals) and assuming that income is 100% tax-exempt.

TAX-EQUIVALENCY TABLE

The Tax-Free Bond Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal income tax* and is often free from state and local taxes as well. As the table on the next page indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                        TAXABLE YIELD EQUIVALENT FOR 1997
                                                    STATE OF NEBRASKA
            COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  20.24%    34.99%       38.43%        43.76%        47.54%


      JOINT           $1-  $41,201-     $99,601-      $151,751-       OVER
      RETURN      41,200    99,600       151,750       271,050      $271,050

      SINGLE          $1-  $24,651-     $59,751-      $124,651-       OVER
      RETURN      24,650    59,750       124,650       271,050      $271,050

      TAX-EXEMPT
      YIELD                   TAXABLE YIELD EQUIVALENT

        1.50%      1.88%     2.31%       2.44%         2.67%         2.86%
        2.00%      2.51%     3.08%       3.25%         3.56%         3.81%
        2.50%      3.13%     3.85%       4.06%         4.45%         4.77%
        3.00%      3.76%     4.61%       4.87%         5.33%         5.72%
        3.50%      4.39%     5.38%       5.68%         6.22%         6.67%
        4.00%      5.02%     6.15%       6.50%         7.11%         7.62%
        4.50%      5.64%     6.92%       7.31%         8.00%         8.58%
        5.00%      6.27%     7.69%       8.12%         8.89%         9.53%
        5.50%      6.90%     8.46%       8.93%         9.78%        10.48%
        6.00%      7.52%     9.23%       9.74%        10.67%        11.44%
        6.50%      8.15%    10.00%      10.56%        11.56%        12.39%
        7.00%      8.78%    10.77%      11.37%        12.45%        13.34%
        7.50%      9.40%    11.54%      12.18%        13.34%        14.30%
        8.00%     10.03%    12.31%      12.99%        14.23%        15.25%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                        TAXABLE YIELD EQUIVALENT FOR 1997
                           MULTISTATE MUNICIPAL FUNDS
      FEDERAL INCOME TAX BRACKET:
                  15.00%    28.00%       31.00%        36.00%        39.60%


      JOINT           $1-  $41,201-     $99,601-      $151,751-       OVER
      RETURN      41,200    99,600       151,750       271,050      $271,050

      SINGLE          $1-  $24,651-     $59,751-      $124,651-       OVER
      RETURN      24,650    59,750       124,650       271,050      $271,050

      Tax-Exempt
      Yield                   Taxable Yield Equivalent

        1.00%      1.18%     1.39%       1.45%         1.56%         1.66%
        1.50%      1.76%     2.08%       2.17%         2.34%         2.48%
        2.00%      2.35%     2.78%       2.90%         3.13%         3.31%
        2.50%      2.94%     3.47%       3.62%         3.91%         4.14%
        3.00%      3.53%     4.17%       4.35%         4.69%         4.97%
        3.50%      4.12%     4.86%       5.07%         5.47%         5.79%
        4.00%      4.71%     5.56%       5.80%         6.25%         6.62%
        4.50%      5.29%     6.25%       6.52%         7.03%         7.45%
        5.00%      5.88%     6.94%       7.25%         7.81%         8.28%
        5.50%      6.47%     7.64%       7.97%         8.59%         9.11%
        6.00%      7.06%     8.33%       8.70%         9.38%         9.93%
        6.50%      7.65%     9.03%       9.42%        10.16%        10.76%
        7.00%      8.24%     9.72%      10.14%        10.94%        11.59%
        7.50%      8.82%    10.42%      10.87%        11.72%        12.42%
        8.00%      9.41%    11.11%      11.59%        12.50%        13.25%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares. *Some portion of the Tax-Free Bond Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

PERFORMANCE COMPARISONS
A Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in Fund or class expenses; the relative amount of Fund cash flow; and various other factors. Investors may use financial publications and/or indices to obtain a more complete view of a Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
    o MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX
      (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian and New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

    o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its Lipper ranking in the growth and income category in advertising and sales literature.

    o CONSUMER PRICE INDEX is generally considered to be a measure of inflation.

    o DOW JONES INDUSTRIAL AVERAGE ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

    o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

    o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

    o BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

    o THE S&P/BARRA VALUE INDEX AND THE S&P/BARRA GROWTH INDEX are constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios. The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth (concentrated in electronics, computers, health care, and drugs). The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index. These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors). The S&P/BARRA Value and S&P/BARRA Growth Indices are capitalization-weighted and rebalanced semi-annually.
      Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

    o STANDARD & POOR'S MIDCAP 400 STOCK PRICE INDEX, a composite index of 400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

    o MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

    O MERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.

    o MERRILL LYNCH CORPORATE A-RATED (1-3 YEAR) BOND INDEX is a universe of corporate bonds and notes with maturities between 1-3 years and rated A3 or higher.

    o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporation; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Traced by Lehman Brothers, Inc., the index calculates total return for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

    o LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a universe of government and corporate bonds rated BBB or higher with maturities between 1-10 years.

    o THE SALOMON BROTHERS TOTAL RATE-OF-RETURN INDEX for mortgage pass through securities reflects the entire mortgage pass through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market weighted portfolio is constructed considering all newly created pools and coupons.

    o THE MERRILL LYNCH TAXABLE BOND INDICES include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

    o LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is a universe of fixed rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC), and Federal National Mortgage Association (FNMA).

    o LEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATIONS BONDS is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

    o RUSSELL 2000 SMALL STOCK INDEX is an unmanaged capitalization weighted index consisting of 2,000 small capitalization common stocks. Investments cannot be made in an index.

    o FINANCIAL TIMES ACTUARIES INDICES--including the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation, and mutual funds.
    o FIDUCIARY CONSULTING GRID UNIVERSE, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

    o SEI DATA BASE for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.

    o MERCER MEIDINGER, INC. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

    o BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

Advertising and other promotional literature may include charts, graphs and other illustrations using a Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar cost averaging, and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well s business and institutions, have entrusted over $3 trillion to the more than 5,500 mutual funds available.

















Cusip 391163102 Cusip 391163201 Cusip 391163300 Cusip 391163409 Cusip 391163508
G00714-02 (9/97)







PART C.    OTHER INFORMATION.

Item 24.    FINANCIAL STATEMENTS AND EXHIBITS:

            (a) Financial Statements. (1,3-5) Filed in Part A ; (2) To be filed by Amendment.
            (b)   Exhibits:
                   (1) Conformed Copy of Declaration of Trust of the Registrant;(1) (2) Copy of By-Laws of the Registrant;(1) (3) Not applicable; (4) Not applicable; (5) (i) Conformed Copy of Investment Advisory
                                Contract of the Registrant;(3)
                        (ii-vi) Conformed Copy of Exhibits A through E to the
                                Investment Advisory Contract;(3)
                        (vii)   Conformed Copy the Sub-Advisory Contract;(3)
                   (6)  (i)     Conformed Copy of Distributor's Contract of
                                the Registrant; (2)
                        (ii)    Conformed Copy of Exhibit A to the
                                Distributor's Contract; (2)
                        (iii)   Conformed Copy of Mutual Fund Sales and
                                Service Agreement; (2)
                   (7)  Not applicable;
                   (8)  (i)     Conformed Copy of Custodian Contract of the
                                Registrant; (4)
                        (ii)    Schedule of Compensation; (4)
                        (iii)   Conformed Copy of Subcustody Agreement; +
                   (9) Conformed Copy of Agreement for Fund Accounting Services, Administrative Services, and Transfer Agency Services of the Registrant; (2)
                  (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered;(2)
                  (11)  Conformed Copy of Consent of Independent Auditors; (2)
                  (12)  Not applicable;
                  (13)  Conformed Copy of Initial Capital Understanding;(3)
                  (14)  Not applicable;
                  (15)  (i)   Conformed Copy of Distribution Plan of
                              Registrant; (2)
                        (ii)  Conformed Copy of Exhibit A to the
                              Distribution Plan; (2)
                  (16)  (i)   Copy of Schedule for Computation of Great
                              Plains Equity Fund Performance Data; +
                        (ii)  Copy of Computation of SEC Yield for Great
                              Plains Equity Fund; +


-------------------------
+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed July 11, 1997 (File Nos. 333-31137 and 811-8281.)

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed September 10, 1997 (File Nos. 333-31137 and 811-8281.)

3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed September 18, 1997 (File Nos. 333-31137 and 811-8281.)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed October 2, 1997 (File Nos. 333-31137 and 811-8281.)

                        (iii) Copy of Schedule for Computation of Great Plains Premier Fund Performance Data; + (iv) Copy of Computation of SEC Yield for Great Plains Premier Fund; + (v) Copy of Schedule for Computation of Great Plains Intermediate Bond Fund Performance Data; + (vi) Copy of Computation of SEC Yield for Great Plains Intermediate Bond Fund; + (vii) Copy of Schedule for Computation of Great Plains Tax-Free Bond Fund Performance Data; +
                        (viii)Copy of Computation of SEC Yield for Great Plains Tax-Free Fund; +
                  (17) Copy of Financial Data Schedules; + (18) Not applicable;
                  (19) Conformed copy of Power of Attorney; (2)

Item 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

            None

Item 26.    NUMBER OF HOLDERS OF SECURITIES:

                                                Number of Record Holders
            TITLE OF CLASS                         AS OF_APRIL 1, 1998
            --------------                         -------------------

            Shares of beneficial interest
            (no par value)

            Great Plains Equity Fund                        59
            Great Plains Premier Fund                       1,037
            Great Plains International Equity Fund          0
            Great Plains Intermediate Bond Fund             28
            Great Plains Tax-Free Bond Fund                 10

Item 27.    INDEMNIFICATION: (4)

Item 28.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

            (a) First Commerce Investors, Inc. is a registered investment adviser providing investment management services to individuals and institutional clients. First Commerce Investors, Inc. is a wholly owned subsidiary of First Commerce Bancshares, Inc., a multi-bank holding company organized as a Nebraska corporation ("FCB"). Through its subsidiaries and affiliates, FCB provides a comprehensive range of trust, commercial, consumer, correspondent and mortgage banking services. At December 31, 1996, FCB had an asset base of over $2 billion.





-------------------------
+     All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed September 10, 1997 (File Nos. 333-31137 and 811-8281.)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed October 2, 1997 (File Nos. 333-31137 and 811-8281.)

            Although First Commerce Investors, Inc. has not previously served as an investment adviser to a mutual fund, it has managed, on behalf of its trust clients, eight common and collective investment funds having a market value of approximately $1.6 billion.

            The principal executive officers and directors of the Trust's Investment Adviser are set forth in the following table. Unless otherwise noted, the position listed under other Substantial Business, Profession, Vocation, or Employment is with First Commerce Investors, Inc.

          (1)                      (2)                       (3)
NAME                     POSITION WITH ADVISER    OTHER SUBSTANTIAL
                                                  BUSINESS, PROFESSION,
                                                  VOCATION OR EMPLOYMENT

James Stuart, III        Chairman & CEO           Chief Invest. Officer and
                                                  Sec., Stuart Global
                                                  Invest. Co., BVI;
                                                  Consultant, J. Stuart,
                                                  III Sole Proprietorship;
                                                  Exec. V.P., Stuart
                                                  Investment Co.; Director,
                                                  First Commerce Bancshares

James Stuart, Jr.        Vice Chairman, Director  Chairman & CEO, First
                                                  Commerce Bancshares;
                                                  Chairman, National Bank
                                                  of Commerce

Harry Cameron Hinds      President

Walter Bruce Remington,  Vice President           Adjunct Faculty, U. of
II                                                Nebraska

Jerry Edward Beyke       Vice President           General Partner, Beyke
                                                  Asset Management

Bradley F. Korell        Director                 President and Director,
                                                  National Bank of
                                                  Commerce; Director, First
                                                  Commerce Investors, Inc.


Anne Elizabeth Hansen    Vice President and
                         Compliance Officer

Robert A. Campbell       Vice President




Roy Martin Otte          Director

Christopher P. Sullivan  Assistant Vice President

Stacy A. Auman           Assistant Vice
                         President and Great
                         Plains Funds Product
                         Manager

Item 29.    PRINCIPAL UNDERWRITERS:

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BT Advisor Funds, BT Institutional Funds, BT Investment Funds, BT Pyramid Mutual Funds, Deutsche Portfolios, Deutsche Funds, Inc., Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, FundManager Portfolios, Great Plains Funds, Marketvest Funds, Marketvest Funds, Inc., Old Westbury Funds, Inc., Robertsons Stephens Investment Trust, WesMark Funds and WCT Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
Lawrence Caracciolo           Director, President,                --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                           --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

J. Christopher Donahue        Director,                           --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Vice President,                     --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Schmitt             Vice President,                     --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Sholes              Vice President,                     --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,           --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

S. Elliott Cohan              Secretary,                          --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward                Assistant Secretary,                --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.        Treasurer,                          --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

            (c) Not applicable

Item 30.    LOCATION OF ACCOUNTS AND RECORDS:

      All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

      Registrant                          Federated Investors Tower
                                          Pittsburgh, PA  15222-3779

      Federated Shareholder Services      Federated Investors Tower
      Company                             Pittsburgh, PA  15222-3779
      ("Transfer Agent, Dividend
      Disbursing Agent and Portfolio
      Accounting Services")

      Federated Services Company          Federated Investors Tower
      ("Administrator")                   Pittsburgh, PA  15222-3779

      National Bank of Commerce           1248 "O" Street
      ("Custodian")                       Lincoln, Nebraska 68508

      First Commerce Investors, Inc.      610 NBC Center
      ("Adviser")                         Lincoln, Nebraska 68508

Item 31.    MANAGEMENT SERVICES:  Not applicable.

Item 32.    UNDERTAKINGS:

            Registrant  hereby  undertakes  to comply with the  provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            Registrant hereby undertakes to file a post-effective amendment on behalf of Great Plains International Equity Fund, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, GREAT PLAINS FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 14th day of April, 1998.

                               GREAT PLAINS FUNDS

                  BY: /s/ Victor R. Siclari
                  Victor R. Siclari
                  Attorney in Fact for Edward C. Gonzales
                  April 14, 1998

    Pursuant to the requirements of the Securities Act of 1933, Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Victor R. Siclari
    Victor R. Siclari             Attorney In Fact          April 14, 1998
                                  For the Persons
                                  Listed Below

    NAME                            TITLE

Edward C Gonzales*                President


C. Christine Thomson*             Executive Vice
                                  President and
                                  Treasurer
                                  (Principal Financial
                                  and Accounting Officer

Dr. Keith Broman*                 Trustee


Hugh Hansen*                      Trustee


George E. Howard*                 Trustee


Dr. Martin A. Massengale*         Trustee


Keith C. Mitchell*                Trustee


* By Power of Attorney